                                  SCHEDULE 14A

                   PROXY STATEMENT PURSUANT TO SECTION 14(A)
                     OF THE SECURITIES EXCHANGE ACT OF 1934

[X] Filed by the Registrant
[ ] Filed by a Party other than the Registrant

Check the appropriate box:

[ ] Preliminary Proxy Statement
[X] Definitive Proxy Statement

[ ] Definitive Additional Materials
[ ] Soliciting Material Pursuant to Section240.14a-11(c) or Section240.14a-12

          __________________Fischer & Porter Company__________________
             (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

          __________________Fischer & Porter Company__________________
                   (NAME OF PERSON(S) FILING PROXY STATEMENT)

Payment of Filing Fee (Check the appropriate box):
[ ] $125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(1), or 14a-6(j)(2).
[ ] $500 per each party to the controversy pursuant to Exchange Act Rule 14a-6(i)(3).
[X] Fee computed on table below per exchange Act Rules 14a-6(i)(4) and 0-11.

           1) Title of each class of securities to which transaction applies:
            Common Stock

           2) Aggregate number of securities to which transaction applies:
            5,295,250 shares of Common Stock outstanding and stock options and warrants to purchase 1,850,209 shares of Common Stock

           3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11:*
            $24.25 per share of Common Stock outstanding and an aggregate of $28,604,859.50 in consideration of the cancellation of all outstanding stock options and warrants

           4) Proposed maximum aggregate value of transaction:
            $128,409,812.50 in consideration of the outstanding shares of Common Stock and an aggregate of $28,604,859.50 in consideration of the cancellation of all outstanding stock options and warrants for a total maximum aggregate value of $157,014,672

* Set forth the amount on which the filing fee is calculated and state how it was determined.


[X] Check box if any part of the fee is offset as provided by Exchange Act Rule
    0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.

           1) Amount Previously Paid:
              $31,402.94

           2) Form, Schedule or Registration Statement No.:
              SCHEDULE 14A: FILE NO. 001-04400

           3) Filing Party:
              FISCHER & PORTER COMPANY

           4) Dated Filed:
              APRIL 29, 1994

                            FISCHER & PORTER COMPANY
                           125 EAST COUNTY LINE ROAD
                         WARMINSTER, PENNSYLVANIA 18974
                                                                    8 July 1994

Dear Shareholder:

     You are invited to attend the Special Meeting of Shareholders of Fischer & Porter Company (the 'Company') to be held on Friday, 5 August 1994 at 10:00 a.m., local time, at the Company's principal executive offices, 125 East County Line Road, Warminster, Pennsylvania.

     The purpose of the Special Meeting is to consider and vote upon approval and adoption of the Agreement and Plan of Reorganization (the 'Reorganization Agreement'), the related Plan of Merger and the merger to be effected thereby (the 'Merger'), and all related transactions, pursuant to which an indirect wholly-owned subsidiary of Elsag Bailey Process Automation N.V. ('Bailey') will be merged with and into the Company (the 'Merger Proposal'). If the Merger is consummated, the Company will become an indirect wholly-owned subsidiary of Bailey, and each share of common stock, par value $1.00 per share, of the Company (the 'Common Shares') that is issued and outstanding at the effective time of the Merger, other than shares held by shareholders who perfect their statutory dissenters rights, will be canceled and extinguished and converted automatically into the right to receive an amount, in cash, without interest, equal to $24.25 per Common Share. Copies of the Reorganization Agreement and the Plan of Merger are included as Annex A to the attached Proxy Statement.

     Approval and adoption of the Merger Proposal requires the affirmative vote of a majority of the votes cast by the holders of the outstanding Common Shares. Detailed information concerning the Merger is set forth in the attached Proxy Statement, which we urge you to read carefully.

     THE BOARD OF DIRECTORS OF THE COMPANY HAS UNANIMOUSLY APPROVED AND ADOPTED THE MERGER PROPOSAL AND RECOMMENDS THAT YOU VOTE FOR APPROVAL AND ADOPTION OF THE MERGER PROPOSAL. In reaching its determination, the Board considered, among other things, the opinion of CS First Boston Corporation, the Company's financial advisor, as to the fairness, from a financial point of view, of the consideration to be received by the shareholders of the Company pursuant to the Merger. The opinion of CS First Boston Corporation is included as Annex B to the attached Proxy Statement.

     Whether or not you plan to attend the Special Meeting in person and regardless of the number of Common Shares you own, we urge you to complete, sign, date and return the enclosed proxy card promptly in the accompanying prepaid envelope. You may, of course, attend the Special Meeting and vote in person, even if you have previously returned your proxy card.

                                          Sincerely,
                                          Jay H. Tolson
                                          Chairman and Chief Executive Officer

     THE TRANSACTION TO BE CONSIDERED AT THE SPECIAL MEETING INVOLVES A MATTER OF GREAT IMPORTANCE TO THE SHAREHOLDERS OF THE COMPANY. ACCORDINGLY, SHAREHOLDERS ARE URGED TO READ AND CAREFULLY CONSIDER THE INFORMATION PRESENTED IN THE ATTACHED PROXY STATEMENT, AND TO COMPLETE, DATE, SIGN AND PROMPTLY RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED PREPAID ENVELOPE.

     STOCK CERTIFICATES SHOULD NOT BE SENT WITH THE ENCLOSED PROXY CARD. IF THE MERGER IS CONSUMMATED, SHAREHOLDERS WILL BE FURNISHED INSTRUCTIONS FOR EXCHANGING THEIR COMMON SHARES FOR CASH.

                            FISCHER & PORTER COMPANY
                           125 EAST COUNTY LINE ROAD
                         WARMINSTER, PENNSYLVANIA 18974

                         ------------------------------

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                              TO BE HELD ON 5 AUGUST 1994

                         ------------------------------

To the Shareholders of Fischer & Porter Company:

     Notice is hereby given that a Special Meeting of Shareholders of Fischer & Porter Company, a Pennsylvania corporation (the 'Company'), will be held on Friday, 5 August 1994 at 10:00 a.m., local time, at the Company's principal executive offices, 125 East County Line Road, Warminster, Pennsylvania, for the following purposes:


          1. To consider and vote upon approval and adoption of the Agreement and Plan of Reorganization dated as of 13 April 1994 among the Company, Elsag Bailey Process Automation N.V., a Netherlands corporation ('Bailey'), and EBPA Acquisition, Inc., a Pennsylvania corporation and an indirect wholly-owned subsidiary of Bailey ('Acquisition'), the related Plan of Merger and the merger to be effected thereby (the 'Merger'), and all related transactions, pursuant to which (a) Acquisition will be merged with and into the Company, and the Company will become an indirect wholly-owned subsidiary of Bailey; and (b) each share of common stock, par value $1.00 per share, of the Company (the 'Common Shares') that is issued and outstanding at the effective time of the Merger, other than shares held by shareholders who perfect their statutory dissenters rights, will be canceled and extinguished and converted automatically into the right to receive an amount, in cash, without interest, equal to $24.25 per share (the 'Merger Proposal').

          2. To transact such other business as may properly come before the Special Meeting or any adjournment or postponement thereof.

     The Merger Proposal and other related matters are more fully described in the attached Proxy Statement and the Annexes attached thereto.

     Holders of Common Shares have the right to dissent from the Merger and obtain payment for their shares by following the procedures prescribed in Subchapter 15D of the Pennsylvania Business Corporation Law of 1988, which is attached as Annex C to, and summarized under 'The Merger -- Dissenters Appraisal Rights' in, the attached Proxy Statement.

     The Board of Directors has fixed the close of business on 24 May 1994 as the record date for the determination of shareholders entitled to receive notice of and to vote at the Special Meeting and any adjournment and postponement thereof.

     Those shareholders entitled to vote who attend, in person or by proxy, any adjournment or adjournments of the Special Meeting that have been previously adjourned for one or more periods aggregating at least 15 days because of an absence of a quorum, shall constitute a quorum for the purposes of acting upon the Merger Proposal although they constitute less than a quorum as fixed by law or in the Articles of Incorporation or Bylaws of the Company for the originally scheduled date of the Special Meeting.


                                          By Order of the Board of Directors,
                                          Joseph P. Garay
                                          Secretary

Warminster, Pennsylvania

8 July 1994

                            FISCHER & PORTER COMPANY
                           125 EAST COUNTY LINE ROAD
                         WARMINSTER, PENNSYLVANIA 18974

                         ------------------------------

                                PROXY STATEMENT

                         ------------------------------

                        SPECIAL MEETING OF SHAREHOLDERS
                            TO BE HELD 5 AUGUST 1994



     This proxy statement (the 'Proxy Statement') is being furnished to the shareholders of Fischer & Porter Company, a Pennsylvania corporation (the 'Company'), in connection with the solicitation of proxies by the Board of Directors of the Company for use at a Special Meeting of Shareholders to be held on Friday, 5 August 1994 at 10:00 a.m., local time, at the Company's principal executive offices, 125 East County Line Road, Warminster, Pennsylvania and at any adjournment or postponement thereof (the 'Special Meeting').


     The purpose of the Special Meeting is to consider and vote upon a proposal to approve and adopt the Agreement and Plan of Reorganization dated as of 13 April 1994 (the 'Reorganization Agreement') among the Company, Elsag Bailey Process Automation N.V., a Netherlands corporation ('Bailey'), and EBPA Acquisition, Inc., a Pennsylvania corporation and an indirect wholly-owned subsidiary of Bailey ('Acquisition'), the related Plan of Merger (the 'Plan of Merger') and the merger to be effected thereby (the 'Merger'), and all related transactions, pursuant to which Acquisition will be merged with and into the Company (the 'Merger Proposal'). Upon consummation of the Merger, the Company will become an indirect wholly-owned subsidiary of Bailey, and each share of common stock, par value $1.00 per share, of the Company (the 'Common Shares') that is issued and outstanding at the effective time of the Merger, other than shares held by shareholders who perfect their statutory dissenters rights, will be converted into the right to receive an amount, in cash, without interest, equal to $24.25 per Common Share. As a result of the Merger, all shareholders of the Company will cease to have an equity interest in, or possess any rights as shareholders of, the Company. See 'The Merger -- General.' Copies of the Reorganization Agreement and the Plan of Merger are included in this Proxy Statement as Annex A. The summaries of the portions of the Reorganization Agreement and the Plan of Merger set forth in this Proxy Statement do not purport to be complete and are subject to, and are qualified in their entirety by reference to, the text of the Reorganization Agreement and the Plan of Merger.

     THE BOARD OF DIRECTORS OF THE COMPANY HAS UNANIMOUSLY APPROVED AND ADOPTED THE MERGER PROPOSAL AND RECOMMENDS THAT YOU VOTE FOR APPROVAL AND ADOPTION OF THE MERGER PROPOSAL.

                         ------------------------------

          This Proxy Statement is first being mailed to the Company's shareholders on or about 8 July 1994.


                         ------------------------------

                               TABLE OF CONTENTS

                                                                                                               PAGE
                                                                                                             ---------
SUMMARY....................................................................................................        iii
INTRODUCTION...............................................................................................          1
VOTING AND PROXIES.........................................................................................          1
     Record Date; Solicitation of Proxies..................................................................          1
     Vote Required.........................................................................................          2
     Stock Ownership of Management and Certain Beneficial Owners...........................................          3
THE MERGER.................................................................................................          5
     General...............................................................................................          5
     Background of the Merger..............................................................................          5
     Reasons for the Merger; Recommendation of the Board of Directors; Opinion of Financial Advisor........         10
     Conflicts of Interest.................................................................................         14
     Effective Time of the Merger..........................................................................         17
     Payment for Common Shares.............................................................................         17
     Effect of Merger on Control-Share Acquisition and Other Antitakeover Restrictions.....................         18
     Certain Other Effects of the Merger...................................................................         18
     Antitrust Matters.....................................................................................         19
     Accounting Treatment..................................................................................         19
     Terms of the Merger...................................................................................         19
     Conditions to Consummation of the Merger; Representations and Warranties; Certain Covenants...........         20
     Termination; Fees and Expenses; Plans of the Company in Event Merger is Not Consummated...............         22
     Source and Amount of Funds............................................................................         23
     Federal Income Tax Consequences of the Merger.........................................................         23
     Dissenters Appraisal Rights...........................................................................         23
   ADDITIONAL INFORMATION.....................................................................................      26
     Legal Proceedings.....................................................................................         26
     Independent Public Accountants........................................................................         27
     Available Information.................................................................................         27
     Incorporation of Certain Documents by Reference.......................................................         28
   OTHER MATTERS...........................................................................................         28
ANNEXES
     Agreement and Plan of Reorganization..................................................................        A-1
     Opinion of CS First Boston Corporation................................................................        B-1
     Subchapter 15D of the Pennsylvania Business Corporation Law...........................................        C-1
     Opinion of Bear Stearns & Co., Inc. ..................................................................        D-1

                                      (ii)

                                    SUMMARY

     The following is a summary of certain information contained elsewhere in this Proxy Statement. This Summary does not purport to be complete and should be read in conjunction with, and is qualified in its entirety by reference to, the more detailed information appearing elsewhere in this Proxy Statement and the Annexes hereto.
                             PARTIES TO THE MERGER

FISCHER & PORTER COMPANY

     Fischer & Porter Company, a Pennsylvania corporation (the 'Company'), is engaged in the manufacture of process control instrumentation and systems. The Company's products include flow meters, transmitters, process controllers, microcomputers, distributed control systems, analytical instruments and various types of disinfection equipment. The instruments and systems are an integral part of such varied enterprises as chemical plants, pharmaceutical plants, food and beverage processing facilities, pulp and paper mills, mines, metal refineries, and municipal and industrial water and wastewater treatment plants. The mailing address of the Company's principal executive offices is 125 East County Line Road, Warminster, Pennsylvania 18974, and its telephone number is
(215) 674-6000. For more information relating to the business and operations of the Company, reference is made to the documents of the Company which are incorporated by reference in this Proxy Statement. See 'Additional Information
- - -- Incorporation of Certain Documents by Reference.'

ELSAG BAILEY PROCESS AUTOMATION N.V.

     Elsag Bailey Process Automation N.V., a Netherlands corporation ('Bailey'), is a global supplier of process automation systems, field instrumentation products, and related services. Bailey's INFI 90(Registered) distributed control systems and other technologies are installed throughout a wide range of process industries including electric utilities, oil and gas, pulp and paper, chemicals and pharmaceutical, water and wastewater, metals and ceramics, food and beverage, and others. The mailing address of Bailey's principal executive offices is Welplaathoek, 20, 3197 KP Rotterdam, The Netherlands, and its telephone number is 31-10-416-9696. The mailing address of Bailey's shareholder relations office in the United States is 30100 Chagrin Boulevard, Suite 101, Pepper Pike, Ohio 44124, and its telephone number in the United States is 216-595-3728.

EBPA ACQUISITION, INC.

     EBPA Acquisition, Inc., a Pennsylvania corporation ('Acquisition'), is a corporation recently organized by Bailey for the purpose of effecting the Merger. It has no material assets and has not engaged in any activities except in connection with such proposed transaction. The mailing address of Acquisition's executive office is 30100 Chagrin Boulevard, Suite 101, Pepper Pike, Ohio 44124, and its telephone number is 216-595-3728.

                                SPECIAL MEETING

PURPOSE OF THE MEETING; DATE, TIME AND PLACE

     A Special Meeting of Shareholders (the 'Special Meeting') of the Company will be held on Friday, 5 August 1994 at 10:00 a.m., local time, at the Company's principal executive offices, 125 East County Line Road, Warminster, Pennsylvania, to consider and vote upon a proposal to approve and adopt the Agreement and Plan of Reorganization dated as of 13 April 1994 (the 'Reorganization Agreement') among the Company, Bailey and Acquisition, the related Plan of Merger (the 'Plan of Merger') and the merger to be effected thereby (the 'Merger'), and all related transactions, pursuant to which Acquisition will be merged with and into the Company (the 'Merger Proposal'). See 'Introduction.'

     In the Merger, each share of common stock, par value $1.00 per share (the 'Common Shares'), of the Company that is issued and outstanding at the effective time of the Merger, other than Common Shares held by shareholders who perfect their statutory dissenters rights, will be canceled and extinguished and converted automatically into the right to receive an amount, in cash, without interest, equal to $24.25 per Common Share (the 'Merger Price'). Copies of the Reorganization Agreement

                                     (iii)
and the Plan of Merger are included in this Proxy Statement as Annex A. See 'The Merger -- General.'

VOTE REQUIRED; RECORD DATE

     Approval and adoption of the Merger Proposal requires the affirmative vote of the majority of the votes cast by the holders of the outstanding Common Shares entitled to vote thereon. Only shareholders of record at the close of business on 24 May 1994 (the 'Record Date') are entitled to vote at the Special Meeting or any adjournment or postponement thereof. As of the Record Date, 5,295,250 Common Shares, held by approximately 2,800 holders of record, were issued and outstanding and entitled to vote at the Special Meeting. See 'Voting and Proxies -- Record Date; Solicitation of Proxies.'


     As of the Record Date, the executive officers and directors of the Company beneficially owned a total of 644,727 Common Shares, constituting approximately 12.18% of the outstanding Common Shares entitled to vote at the Special Meeting. See 'Voting and Proxies -- Stock Ownership of Management and Certain Beneficial Owners.' These Common Shares exclude 1,664,465 Common Shares subject to the presently exercisable stock options and warrants beneficially owned by executive officers and directors of the Company, which options and warrants will be canceled immediately prior to the Merger. See 'Voting and Proxies -- Vote Required' and 'The Merger -- Conflicts of Interest.'

                                   THE MERGER

BACKGROUND OF THE MERGER

     After the completion of a two-year program of down-sizing, cost control and cash management, the Board of Directors believed in mid-1993 that it was in a position to make a strategic decision with respect to the future of the Company. After careful consideration, the Board determined that the Company should pursue the possibility of being marketed to a potential strategic acquiror. There were two principal factors motivating the Company's decision to consider a possible sale to a strategic acquiror. First, through a series of unrelated acquisitions, a substantial number of major competitors of the Company had become constituents of larger industrial groups, with the relative financial, marketing and research and development advantages associated with such status. This factor suggested that the long-term viability of the Company might require that it too become a member of a strong and well-financed industrial group. In addition, it was believed that a sale of the Company would afford the existing public shareholders the opportunity to realize a profit on their investment in the Company. Although in soliciting preliminary indications of interest, the Company's financial advisor did not specify any particular form of transaction or form of consideration that prospective bidders were required to offer, the draft Agreement and Plan of Reorganization circulated by the Company to the bidders contemplated a cash merger. The Company believed that a cash merger would afford the shareholders of the Company liquidity and the opportunity to realize a profit on their investment in the Company. For a further description of events leading up to the approval of the Merger Proposal, see 'The Merger -- Background of the Merger.'

RECOMMENDATION OF THE BOARD OF DIRECTORS; REASONS FOR THE MERGER

     The Board of Directors of the Company, at a special meeting held on 12-13
April 1994, unanimously approved and adopted the Merger Proposal and directed that it be submitted to the shareholders for their approval and adoption. THE
BOARD OF DIRECTORS HAS DETERMINED THAT THE MERGER PROPOSAL IS FAIR TO AND IN THE
BEST INTERESTS OF THE COMPANY AND ITS SHAREHOLDERS AND RECOMMENDS THAT YOU VOTE
FOR APPROVAL AND ADOPTION OF THE MERGER PROPOSAL. For a discussion of the factors considered by the Board in reaching its determination, see 'The Merger
- - -- Reasons for the Merger; Recommendation of the Board of Directors; Opinion of
Financial Advisor.' Certain members of the Board of Directors have certain interests which may present them with possible conflicts of interest in connection with the Merger. See 'The Merger -- Conflicts of Interest.'

                                      (iv)

OPINION OF FINANCIAL ADVISOR

     CS First Boston Corporation ('CS First Boston') has acted as the Company's financial advisor in connection with the sale of the Company. CS First Boston has delivered its opinion to the Company's Board of Directors to the effect that, as of 13 April 1994, the consideration to be received by the shareholders of the Company pursuant to the Merger is fair to the shareholders from a financial point of view. The full text of CS First Boston's opinion, dated 13 April 1994, is included in this Proxy Statement as Annex B. Shareholders are urged to read the opinion in its entirety for the assumptions made, matters considered and limits of the review undertaken by CS First Boston. CS First Boston's opinion is directed only to the fairness of the consideration to be received by the shareholders of the Company and does not constitute a recommendation to any shareholder of the Company as to how such shareholder should vote such shareholder's Common Shares. See 'The Merger -- Reasons for the Merger; Recommendation of the Board of Directors; Opinion of Financial Advisor.'

CONFLICTS OF INTEREST


     In considering the recommendation of the Board of Directors with respect to the Merger, shareholders should be aware that members of the Company's management and Board of Directors have certain interests which may present them with possible conflicts of interest in connection with the Merger.

     The Company has agreements with nine of its executives, including Messrs. Tolson, Hochreiter, Finnegan, Hughes and Garay, which provide that if there is both a 'change in control' of the Company and termination of the executive during the 'contract period' except for 'cause' or disability, or if the executive terminates his employment for 'good reason,' the executive shall be entitled to separation pay equal to two times the highest total compensation received by him during the year of termination or any of the four preceding calendar years, with the current year's compensation annualized. See 'The Merger
- - -- Conflicts of Interest.' In the event of such termination, any stock options previously granted to the executive immediately fully vest and become exercisable as of the date of termination and continue to be exercisable thereafter for a period of at least 60 days. Further, the Company is required to maintain for the terminated executive, for a period of two years after the termination date, certain insurance, employee benefit plans, automobile, outplacement and other benefits and the terminated executive is entitled to an additional two years service credit under Company pension plans or comparable benefits if the plan does not permit continued participation by a terminated employee. See 'The Merger -- Conflicts of Interest' for additional information concerning these change in control agreements and other agreements, including the specific amounts payable to certain executive officers of the Company pursuant thereto.

     The Company has issued to Mr. Tolson, the Chairman and Chief Executive Officer of the Company, and Mr. Hochreiter, the President and Chief Operating Officer of the Company, and certain members of Mr. Hochreiter's family (the 'Hochreiters') certain warrants to acquire Common Shares of the Company. The warrants were issued on 30 September 1993 in connection with the conversion of the shares of Class B Common Stock owned by Mr. Tolson and the Hochreiters pursuant to the terms of the Conversion and Warrant Agreements (as defined in 'The Merger -- Background of the Merger'). The Company entered into the Conversion and Warrant Agreements with Messrs. Tolson and Hochreiter in order to simplify the Company's capital structure and to eliminate Mr. Tolson's voting control in anticipation of a future sale of the Company. The warrants are exercisable at $8.625 a share (the closing price of the Common Shares on the American Stock Exchange on the day before the date of issuance) and expire on 31 March 1995 (subject to extension in certain circumstances). The Warrant Agreements (a) restrict Mr. Tolson's and the Hochreiters' rights to assign or transfer their warrants; (b) provide for certain anti-dilution and other adjustments; and (c) grant Mr. Tolson and the Hochreiters certain demand and piggy-back registration rights. Mr. Tolson owns warrants to purchase 1,068,994 Common Shares. The Hochreiters own warrants to purchase 60,000 Common Shares. Immediately prior to the Merger, each outstanding warrant will be canceled and the holders will be entitled to receive from the Company an amount in cash equal to the excess of (i) the $24.25 Merger Price multiplied by the number of Common Shares subject to the warrant, over (ii) the $8.625 exercise price of the warrant multiplied by the number of Common Shares subject thereto. In addition to the cancellation of the warrants, immediately prior to the Merger, each outstanding Company stock option,

                                      (v)
whether or not then vested or exercisable, will become exercisable in full, will then be canceled, and the holder thereof will be entitled to receive from the Company an amount in cash equal to the excess of (y) the Merger Price multiplied by the number of Common Shares subject to the stock option, over
(z) the exercise price of the stock option multiplied by the number of Common Shares subject thereto. See 'The Merger -- Conflicts of Interest' for additional information concerning these stock options, including the specific amounts payable to certain executive officers of the Company in respect thereof. The Company will be obligated to pay Mr. Tolson and the Hochreiters $16,703,031.25 and $937,500.00, respectively, in cancellation of their warrants and to pay Messrs. Tolson and Hochreiter $2,406,250.00 each in cancellation of their options. See 'The Merger -- Background of the Merger.'


     In response to the Company's announcement of the Conversion and Warrant Agreements, a class action suit (the 'Bucks County Action') was filed on 6 October 1993 in the Court of Common Pleas of Bucks County challenging the Conversion and Warrant Agreements. The Bucks County Action complaint is a class action on behalf of all shareholders against the Company, Jay H. Tolson and E. Joseph Hochreiter. The complaint alleges claims for breach of fiduciary duty against the individual defendants with respect to the Conversion and Warrant Agreements. Plaintiff seeks to enjoin the individual defendants from exercising the warrants and seeks rescission of the Conversion and Warrant Agreements. Discovery is ongoing in the Bucks County Action. Defendants have not yet responded to the complaint and expect to receive an amended complaint before a response (by way of answer, motion or preliminary objection) is filed. The Company does not expect that the outcome of the Bucks County Action will delay or prevent the completion of the Merger.


     On 10 May 1994, counsel for the plaintiffs in the Bucks County Action filed a complaint in the United States District Court for the Eastern District of Pennsylvania (the 'Benninghoff Action') also challenging the Conversion and Warrant Agreements. The Benninghoff Action was filed as both a class action and a derivative action. The plaintiffs are different shareholders than the shareholder in the Bucks County Action. However, the named plaintiffs in both the Bucks County Action and the Benninghoff Action seek to represent the same class of shareholders. Messrs. Tolson and Hochreiter are the defendants in the Benninghoff Action; the Company is a nominal defendant on the derivative claims. See 'Additional Information -- Legal Proceedings.'


EFFECTIVE TIME OF THE MERGER; PAYMENT FOR COMMON SHARES

     The Merger will become effective (the 'Effective Time') upon the filing of Articles of Merger with the Department of State of the Commonwealth of Pennsylvania in accordance with the Pennsylvania Business Corporation Law of 1988 (the 'BCL'). The Articles of Merger will be presented for filing as soon as practicable after the satisfaction or waiver of all conditions to consummation of the Merger set forth in Article IV of the Reorganization Agreement. See 'The Merger -- Conditions to Consummation of the Merger; Representations and Warranties; Certain Covenants.' Detailed instructions with regard to the surrender of certificates, together with a letter of transmittal, will be forwarded to holders of certificates formerly evidencing Common Shares as promptly as practicable following the Effective Time by Citibank, N.A. (the 'Paying Agent'). Payment will be made to such former holders of Common Shares as promptly as practicable following receipt by the Paying Agent of certificates for their Common Shares and other required documents. No interest will be paid or accrued on the cash payable upon the surrender of certificates. See 'The Merger -- Payment for Common Shares.'


CERTAIN OTHER EFFECTS OF THE MERGER

     If the Merger is consummated, the Company's shareholders will not have the opportunity to continue their equity interest in the Company as an ongoing corporation and therefore will not share in any future earnings and growth of the Company. Moreover, if the Merger is consummated, public trading of the Common Shares will cease, the Common Shares will cease to be listed on the American Stock Exchange, and the registration of the Common Shares under the Securities Exchange Act of 1934, as amended, will be terminated. See 'Additional Information -- Available Information.'

                                      (vi)

CONDITIONS TO CONSUMMATION OF THE MERGER

     The obligations of Bailey and Acquisition to consummate the Merger are subject to the satisfaction, at or before the Effective Time, of certain conditions, including approval of the Company's shareholders. See 'The Merger -- Conditions to Consummation of the Merger; Representations and Warranties; Certain Covenants.'

TERMINATION; FEES AND EXPENSES

     The Reorganization Agreement may be terminated and the Merger abandoned at any time prior to the Effective Time, before or after the approval by the shareholders of the Company, (a) by mutual consent of the Boards of Directors of the Company, Bailey and Acquisition; (b) by the Company, Bailey or Acquisition if the Merger shall not have been consummated on or before 13 October 1994, or such later date as may be mutually agreed to by the parties; (c) by the Company, Bailey or Acquisition if any court or governmental agency of competent jurisdiction shall have issued an order, decree or ruling or taken any other action restraining, enjoining or otherwise prohibiting the Merger and such order, decree, ruling, or other action shall have become final and nonappealable; (d) by the Company if Bailey or Acquisition shall have failed to comply in any material respect with any of the covenants or agreements contained in the Reorganization Agreement and such failure has not been cured within 30 days after receipt of notice thereof; (e) by the Company if the Board of Directors of the Company shall have withdrawn or modified in a manner adverse to Bailey or Acquisition its approval or recommendation of the Merger in order to approve an acquisition transaction with a third party; (f) by Bailey and Acquisition if the Company shall have failed to comply in any material respect with any of the covenants or agreements contained in the Reorganization Agreement and such failure has not been cured within 30 days after receipt of notice thereof; (g) by Bailey and Acquisition if any condition to the Merger as set out in the Reorganization Agreement to the obligations of Bailey and Acquisition has not been satisfied for any reason; or (h) by Bailey and Acquisition if the Board of Directors of the Company shall withdraw or modify in a manner adverse to Bailey or Acquisition its approval or recommendation of the Merger, or shall take any other action to facilitate an acquisition transaction with a third party.

     If the Company terminates the Reorganization Agreement in order to approve an acquisition transaction with any third party, or if Bailey and Acquisition terminate the Reorganization Agreement because the Board of Directors of the Company has not recommended to its shareholders the approval of the Reorganization Agreement, or if the Board of Directors of the Company has withdrawn or modified in a manner adverse to Bailey or Acquisition its approval or recommendation of the Merger or has taken any other actions to facilitate an acquisition transaction with any third party, then the Company shall, within ten business days following the termination of the Reorganization Agreement, pay Bailey a termination fee payable in cash of approximately $5.6 million.

FEDERAL INCOME TAX CONSEQUENCES

     The receipt of cash for Common Shares pursuant to the Merger or pursuant to the exercise of dissenters appraisal rights under Pennsylvania law will be a taxable transaction for United States federal income tax purposes and may also be a taxable transaction for state, local, foreign and other tax purposes. See 'The Merger -- Federal Income Tax Consequences of the Merger.' SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF THE MERGER, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAXES.

DISSENTERS APPRAISAL RIGHTS

     Under Pennsylvania law, shareholders of the Company who file a written objection prior to the vote on the Merger Proposal and do not vote in favor of approval and adoption of the Merger Proposal have the right to demand an appraisal of the 'fair value' of their Common Shares if the required procedures under Subchapter 15D of the BCL are followed. Appraisal rights will be forfeited if the requirements of Subchapter 15D are not fully and precisely satisfied. See 'The Merger -- Dissenters Appraisal Rights' and a copy of the text of Subchapter 15D of the BCL included in this Proxy Statement as Annex C.

                                     (vii)

                          MARKET PRICES AND DIVIDENDS

     The Common Shares are traded on the American Stock Exchange under the symbol 'FP.' The following table sets forth, for the fiscal quarters indicated, the high and low sale prices for the Common Shares:

                                                                 HIGH         LOW
                                                                 -----     ---------
1994:
     First Quarter..........................................   $   22 7/8  $  16 7/8

     Second Quarter ........................................       23 7/8     22 5/8

1993:
     First Quarter..........................................   $   10 1/2  $   8 5/8
     Second Quarter.........................................        9 5/8      8
     Third Quarter..........................................        9 1/4      7 5/8
     Fourth Quarter.........................................       17 7/8     11
1992:
     First Quarter..........................................   $    8 3/8  $   6 1/2
     Second Quarter.........................................        9          7 3/8
     Third Quarter..........................................        8 5/8      7
     Fourth Quarter.........................................       11 1/2      7 1/8


     On 29 September 1993, the last full trading day prior to the first public announcement of the Company's intention to explore strategic alternatives, including a possible sale of the Company, the last reported sales price for the Common Shares on the American Stock Exchange was $8.625 per share. On 17 March 1994, the last full trading day prior to the first public announcement that the Company had entered into a merger agreement with Moorco International, Inc., which agreement was terminated by the Company on 13 April 1994, the last reported sales price for the Common Shares on the American Stock Exchange was $18.75. On 12 April 1994, the last full trading day prior to the first public announcement of the Merger, the last reported sales price was $24.625. SHAREHOLDERS ARE URGED TO OBTAIN CURRENT MARKET QUOTATIONS FOR THE COMMON SHARES. No dividends were paid in 1993 or 1992 or the quarters ending 31 March 1994 or 30 June 1994 and the Company does not currently intend to pay dividends on the Common Shares.


                                     (viii)

                            SELECTED FINANCIAL DATA

     The following table sets forth selected historical financial information of the Company and its consolidated subsidiaries for each of the five years ended 31 December 1993 and the quarters ended 31 March 1994 and 31 March 1993. Such information is based upon and should be read in conjunction with the historical consolidated financial statements and notes thereto of the Company which are incorporated by reference in this Proxy Statement.

                                        THREE MONTHS ENDED
                                             31 MARCH                       YEAR ENDED 31 DECEMBER
                                       --------------------  -----------------------------------------------------
                                         1994       1993       1993       1992       1991       1990       1989
                                       ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                                                 (DOLLARS IN THOUSANDS, EXCEPT PER SHARE DATA)
SUMMARY OF OPERATIONS
Net Sales............................  $  48,334  $  53,808  $ 221,644  $ 231,317  $ 236,976  $ 237,955  $ 225,324
Income (loss) from operations........     (1,342)     1,390      4,223      9,117    (14,817)    (1,567)    11,680
Interest expense, net................        709        823      2,608      2,901      3,189      4,170      1,952
Foreign exchange loss (gain).........         --         34        366        468        289     (1,250)        38
Other income(2)......................         --         --         --         --         --      2,124         --
Income (loss) before taxes and
  accounting change..................     (2,051)       533      1,249      5,748    (18,295)    (2,363)     9,690
Income taxes.........................        293        459        143      4,006      4,236      5,775      6,183
Income (loss) before accounting
  change.............................     (2,344)        74      1,106      1,742    (22,531)    (8,138)     3,507
Accounting change (1)................         --         --         --         --      2,821         --         --
Net income (loss)(2).................     (2,344)        74      1,106      1,742    (25,352)    (8,138)     3,507
Depreciation.........................      1,498      1,668      6,302      6,878      7,082      7,350      5,924
Capital expenditures.................      1,113        914      4,517      6,997      6,356      9,155     23,079
END OF PERIOD POSITION
Current assets.......................     89,566     91,203     87,452     86,178    107,329    123,706    125,319
Current liabilities..................     42,253     46,486     41,712     40,174     63,668     47,931     50,370
Working capital......................     47,313     44,717     45,740     46,004     43,661     75,775     79,949
Current ratio........................       2.12       1.96       2.10       2.15       1.69       2.58       2.49
Property, plant and equipment, net...     36,739     39,309     36,638     39,963     42,039     43,958     46,109
Total assets.........................    134,099    137,514    131,993    132,969    153,901    174,967    178,604
Asset turnover rate..................       1.44       1.57       1.68       1.74       1.54       1.36       1.26
Long-term debt.......................     19,508     17,696     17,266     19,176     12,297     26,897     26,943
Total debt...........................     29,537     27,631     28,840     25,697     30,734     31,961     33,963
Preferred stock......................         --        710         --        710      1,425      2,140      3,427
Shareholders' equity.................     36,467     41,814     38,169     41,986     45,359     71,566     75,328
Total capitalization.................     66,004     70,155     67,009     68,393     77,518    105,667    112,718
Debt to shareholders' equity ratio...        .81        .66        .76        .61        .68        .45        .45
Debt to total capitalization ratio...        .45        .39        .43        .38        .40        .30        .30
PER SHARE DATA(1)(2)
Earnings (loss) before accounting
  change.............................       (.44)       .01        .19        .31      (4.36)     (1.61)       .62
Earnings (loss) per share............       (.44)       .01        .19        .31      (4.90)     (1.61)       .62
Dividends............................         --         --         --         --         --   5% Stock   5% Stock
Shareholders' equity.................       6.89       8.01       7.21       8.04       8.69      13.74      14.54

- - ------------------

(1) In 1991, the Company adopted FASB #106 'Accounting for Postretirement Benefits other than Pensions.'

(2) In 1991, there was an aftertax charge of $17,704,000 for a major restructuring; in 1990, there was an aftertax charge of $6,000,000 for personnel reductions and additional inventory reserves and an aftertax gain of $2,124,000 on the sale of a facility.

                                      (ix)

                                  INTRODUCTION

     This proxy statement (the 'Proxy Statement') is being furnished to the shareholders of Fischer & Porter Company, a Pennsylvania corporation (the 'Company'), in connection with the solicitation of proxies by the Board of Directors of the Company for use at a Special Meeting of Shareholders to be held on Friday, 5 August 1994 at 10:00 a.m., local time, at the Company's principal executive offices, 125 East County Line Road, Warminster, Pennsylvania and at any adjournment or postponement thereof (the 'Special Meeting'). This Proxy Statement, the attached Notice of Special Meeting and the enclosed form of proxy are first being mailed to shareholders of the Company entitled to notice of and to vote at the Special Meeting on or about 8 July 1994.

     The purpose of the Special Meeting is to consider and vote upon a proposal to approve and adopt the Agreement and Plan of Reorganization dated as of 13 April 1994 (the 'Reorganization Agreement') among the Company, Elsag Bailey Process Automation N.V., a Netherlands corporation ('Bailey'), and EBPA Acquisition, Inc., a Pennsylvania corporation and an indirect wholly-owned subsidiary of Bailey ('Acquisition'), the related Plan of Merger (the 'Plan of Merger') and the merger to be effected thereby (the 'Merger'), and all related transactions, pursuant to which Acquisition will be merged with and into the Company (the 'Merger Proposal'). The Company will be the surviving corporation in the Merger (the 'Surviving Corporation'). Upon consummation of the Merger, the Company will become an indirect wholly-owned subsidiary of Bailey, and each share of common stock, par value $1.00 per share, of the Company (the 'Common Shares') that is issued and outstanding at the effective time of the Merger, other than shares held by shareholders who perfect their statutory dissenters rights, will be converted into the right to receive an amount, in cash, without interest, equal to $24.25 per Common Share (the 'Merger Price'). As a result of the Merger, all shareholders of the Company will cease to have an equity interest in, or possess any rights as shareholders of, the Company. See 'The Merger -- General.' Copies of the Reorganization Agreement and Plan of Merger are included in this Proxy Statement as Annex A. The summaries of the portions of the Reorganization Agreement and Plan of Merger set forth in this Proxy Statement do not purport to be complete and are subject to, and are qualified in their entirety by reference to, the text of the Reorganization Agreement and Plan of Merger.

     THE BOARD OF DIRECTORS OF THE COMPANY HAS UNANIMOUSLY APPROVED AND ADOPTED THE MERGER PROPOSAL AND RECOMMENDS THAT YOU VOTE FOR APPROVAL AND ADOPTION OF THE MERGER PROPOSAL. CS First Boston Corporation ('CS First Boston') has delivered its opinion to the Company's Board of Directors to the effect that, as of 13 April 1994, the consideration to be received by the shareholders of the Company pursuant to the Merger is fair to the shareholders from a financial point of view. The full text of CS First Boston's opinion, dated 13 April 1994, is included in this Proxy Statement as Annex B. Shareholders are urged to read the opinion in its entirety for the assumptions made, matters considered and limits of the review undertaken by CS First Boston. CS First Boston's opinion is directed only to the fairness of the consideration to be received by the shareholders of the Company and does not constitute a recommendation to any shareholder of the Company as to how such shareholder should vote such shareholder's Common Shares.

                               VOTING AND PROXIES

RECORD DATE; SOLICITATION OF PROXIES

     The Board of Directors of the Company has fixed the close of business on 24 May 1994 as the record date (the 'Record Date') for the determination of shareholders entitled to notice of and to vote at the Special Meeting. Accordingly, only holders of Common Shares of record on the books of the Company at the close of business on the Record Date will be entitled to vote at the Special Meeting. At the close of business on the Record Date, there were 5,295,250 Common Shares issued and outstanding and entitled to vote at the Special Meeting held by approximately 2,800 holders of record. Holders of Common Shares are entitled to one vote at the Special Meeting for each Common Share held of record at the Record Date.

     In addition to soliciting proxies by mail, officers and employees of the Company, without receiving additional compensation therefor, may solicit proxies personally or by telephone, telegram or other forms of wire or facsimile communication. The Company has also retained Morrow & Co., Inc. to assist it in the solicitation of proxies. The fee for such services will be approximately $5,000 plus out-of-pocket expenses. Any questions or requests for assistance regarding proxies and related materials may be directed to Morrow & Co., Inc. in writing at 909 Third Avenue, New York, New York 10012, or by telephone at (800) 662-5200. The Company will bear the cost of the Special Meeting and of soliciting proxies therefor, including the cost of printing and mailing of this Proxy Statement and related materials, and the reasonable expenses incurred by brokerage houses, custodians, nominees and fiduciaries in forwarding proxy material to the beneficial owners of Common Shares.

VOTE REQUIRED

     In general, a majority of the outstanding Common Shares entitled to vote, represented in person or by proxy, is required for a quorum at the Special Meeting. However, those shareholders entitled to vote who attend, in person or by proxy, any adjournment or adjournments of the Special Meeting that have been previously adjourned for one or more periods aggregating at least 15 days because of an absence of a quorum, shall constitute a quorum for the purposes of acting upon the Merger Proposal although they constitute less than a quorum as fixed by law or in the Articles of Incorporation or Bylaws of the Company for the originally scheduled date of the Special Meeting. Provided that a quorum is present at the Special Meeting, the affirmative vote of the majority of the votes cast by the holders of the outstanding Common Shares as of the Record Date is required for approval and adoption of the Merger Proposal.

     Common Shares which are represented by properly executed proxies, unless such proxies shall have previously been properly revoked, will be voted in accordance with the instructions indicated in such proxies. If no contrary instructions are indicated, such shares will be voted FOR approval and adoption of the Merger Proposal and in the discretion of the proxy holder as to any other matter which may properly come before the Special Meeting. Under the rules of the American Stock Exchange, brokers may not give a proxy to vote without instructions from beneficial owners when the matter to be voted upon involves a merger or consolidation. Under the Pennsylvania Business Corporation Law of 1988 (the 'BCL'), if a shareholder (including a nominee or other record owner) either records the fact of abstention or otherwise withholds authority to vote or fails to vote in person or by proxy, such action would not be considered a 'vote cast' and would have no effect in the approval of the Merger Proposal, other than to reduce the number of affirmative votes needed for such approval. Any other matter which may properly come before the Special Meeting at which a quorum is present for such purpose requires the affirmative vote of the majority of the votes cast on the matter unless a greater vote is required by law or the Articles of Incorporation or Bylaws of the Company. A shareholder who has given a proxy may revoke it at any time prior to its exercise at the Special Meeting by delivering a written notice of revocation of the proxy being revoked, or by submission of a properly executed proxy bearing a later date than the proxy being revoked, to the Secretary of the Company at 125 East County Line Road, Warminster, Pennsylvania 18974, or by voting the Common Shares covered thereby in person at the Special Meeting.

     Shareholders have the right to dissent from the Merger Proposal and, subject to certain conditions provided under the BCL, to receive payment for the fair value of their Common Shares. See 'The Merger -- Dissenters Appraisal Rights' and Annex C hereto.

     As of the Record Date, the executive officers and directors of the Company beneficially owned a total of 644,727 outstanding Common Shares (excluding 1,664,465 Common Shares subject to presently exercisable stock options and warrants beneficially owned by executive officers and directors of the Company), constituting approximately 12.18% of the Common Shares entitled to vote at the Special Meeting. See 'Stock Ownership of Management and Certain Beneficial Owners.' Because the options and warrants were not exercised as of the Record Date, the underlying Common Shares cannot be voted at the Special Meeting. See 'The Merger -- Conflicts of Interest.' The executive officers and directors of the Company have informed the Company that they intend to vote all of the outstanding Common Shares owned by them in favor of the approval and adoption of the Merger Proposal, unless the Board of Directors of the Company approves an Acquisition Transaction (as herein defined) with a third party. See 'The Merger
- - -- Termination; Fees and Expenses; Plans of the Company in Event Merger is Not Consummated.' The Company does not know whether the holders of any other significant blocks of Common Shares intend to vote in favor of or against the approval and adoption of the Merger Proposal.

     THE TRANSACTION TO BE CONSIDERED AT THE SPECIAL MEETING INVOLVES A MATTER OF GREAT IMPORTANCE TO THE SHAREHOLDERS OF THE COMPANY. ACCORDINGLY, SHAREHOLDERS ARE URGED TO READ AND CAREFULLY CONSIDER THE INFORMATION PRESENTED IN THIS PROXY STATEMENT, AND TO COMPLETE, DATE, SIGN AND PROMPTLY RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED PREPAID ENVELOPE. STOCK CERTIFICATES SHOULD NOT BE SENT WITH THE ENCLOSED PROXY CARD. IF THE MERGER IS CONSUMMATED, SHAREHOLDERS WILL BE FURNISHED INSTRUCTIONS FOR EXCHANGING THEIR COMMON SHARES FOR CASH.

STOCK OWNERSHIP OF MANAGEMENT AND CERTAIN BENEFICIAL OWNERS

     The following table sets forth certain information as of the Record Date with respect to Common Shares beneficially owned by (i) persons who are known to be beneficial owners of more than 5% of the outstanding Common Shares, (ii) each director of the Company, (iii) the Chief Executive Officer of the Company, (iv) the Company's four most highly compensated executive officers other than the Chief Executive Officer and (v) all executive officers and directors of the Company as a group.

                                                                                                   PERCENT OF
                                                                              NUMBER OF        OUTSTANDING COMMON
                      NAME OF BENEFICIAL OWNER(1)                         COMMON SHARES (2)         SHARES(2)
- - ------------------------------------------------------------------------  ------------------  ---------------------
Transamerica Corporation
600 Montgomery Street
San Francisco, CA 94111 (3).............................................          739,952              13.97%
Dimensional Fund Advisors Inc.
1299 Ocean Avenue
11th Floor
Santa Monica, CA 90401 (4)..............................................          295,569                5.58%
Gloria T. Chisum........................................................              353                   *
Laurence P. Finnegan, Jr. (5)...........................................           78,752                1.47%
Joseph P. Garay (6).....................................................           49,056                   *
E. Joseph Hochreiter (7)................................................          241,000                4.38%
Daniel T. Hughes (8)....................................................           66,411                1.24%
William E. Learnard.....................................................            2,000                   *
John J. Manion, Jr......................................................              700                   *
Frank J. Ryan...........................................................            2,500                   *
Jay H. Tolson
125 East County Line Road
Warminster, PA 18974 (9)................................................        1,819,921              27.94%
Robert G. Williams......................................................            3,000                   *
All executive officers and directors as a group
  (12 persons) (10).....................................................        2,309,192              33.18%

- - ------------------

* Less than 1%

      (1)  Except as indicated in the footnotes to this table, the shareholders listed in this table have sole voting and investment power with respect to the shares owned by them. Certain information as to shareholdings of such holders has been derived from filings made by them with the Securities and Exchange Commission (the
           'Commission').
      (2)  Includes Common Shares subject to outstanding stock options or warrants which were exercisable as of the
           Record Date or within 60 days of such date. Because these options and warrants were not exercised as of the
           Record Date, the underlying Common Shares cannot be voted at the Special Meeting. All of these options and warrants which are not exercised as of the Effective Time will be canceled immediately prior to the Merger.
           See 'The Merger -- Conflicts of Interest.' The percent of the outstanding stock is calculated as required by
           Rule 13d-3 under the Securities and Exchange Act of 1934, as amended (the 'Exchange Act'), and does not necessarily indicate the percent of the outstanding Common Shares which can be voted at the Special Meeting.
      (3)  Transamerica Occidental Life Insurance Company ('Occidental') owns 739,952 Common Shares for its own account.
           Transamerica Insurance Corporation of California ('TICC'), the parent of Occidental, and Transamerica
           Corporation, the parent of TICC, are deemed to be the beneficial owners of the 739,952 Common Shares owned by
           Occidental. In addition, Transamerica Investment Services, Inc. ('TIS') is deemed to be the beneficial owner of the 739,952 Common Shares owned by Occidental pursuant to separate arrangements whereby TIS acts as investment adviser to certain individuals and entities, including Occidental. Each of the individuals and entities for which TIS acts as investment advisor has the right to receive or the power to direct the receipt of dividends from, or the proceeds from the sale of, the securities purchased or held pursuant to such arrangements. Transamerica Corporation files one Schedule 13G to report the beneficial ownership by all such entities of the Common Shares.
      (4)  Dimensional Fund Advisors Inc. has sole voting power with respect to 184,711 Common Shares. Persons who are officers of Dimensional Fund Advisors Inc. also serve as officers of DFA Investment Dimensions Group Inc.
           (the 'Fund'), and The Investment Trust Company (the 'Trust'), each an open-end management investment company registered under the Investment Company Act of 1940. In their capacities as officers of the Fund and the
           Trust, these persons vote 106,658 additional Common Shares which are owned by the Fund and 4,200 Common
           Shares which are owned by the Trust.
      (5)  Includes stock options to purchase 78,747 Common Shares.
      (6)  Includes stock options to purchase 49,054 Common Shares.
      (7)  Includes 2,200 Common Shares held by Mr. Hochreiter's son; 4,400 Common Shares held by Mr. Hochreiter as custodian for his sons; and 2,200 Common Shares held by Mr. Hochreiter as custodian for his daughter. Also includes stock options to purchase 150,000 Common Shares held by Mr. Hochreiter; warrants to purchase 42,400
           Common Shares held by Mr. Hochreiter; warrants to purchase 4,400 Common Shares held by Mr. Hochreiter's son;
           warrants to purchase 8,800 Common Shares held by Mr. Hochreiter as custodian for his sons; and warrants to purchase 4,400 Common Shares held by Mr. Hochreiter as custodian for his daughter.
      (8)  Includes stock options to purchase 63,411 Common Shares and 1,000 Common Shares held by the wife of Mr.
           Hughes as custodian for their daughter.
      (9)  Includes 11,052 Common Shares held in an IRA account for the benefit of Mr. Tolson; nine Common Shares held by Mr. Tolson as custodian for his son; and 220,000 Common Shares held by the Jay H. Tolson Charitable
           Remainder Unitrust. Also includes stock options to purchase 150,000 Common Shares and warrants to purchase
           1,068,994 Common Shares.
     (10)  Includes stock options to purchase 535,471 Common Shares and warrants to purchase 1,128,994 Common Shares.

                                   THE MERGER

GENERAL

     The following information with respect to the Merger is qualified in its entirety by reference to the complete text of the Reorganization Agreement and the Plan of Merger, copies of which are included in this Proxy Statement as Annex A. The Reorganization Agreement sets forth the terms and conditions upon which the Merger is to be effected. If the Merger Proposal is approved and adopted by the majority of the votes cast by the holders of the outstanding Common Shares at the Special Meeting at which a quorum is present and all other conditions to the obligations of the parties thereto are satisfied or waived, the Merger will be consummated. At the Effective Time, (as herein defined), Acquisition will merge with and into the Company. The Company will be the Surviving Corporation in the Merger and will thereby become an indirect wholly-owned subsidiary of Bailey. Pursuant to the Merger, each Common Share that is issued and outstanding at the Effective Time, other than Common Shares held by shareholders who perfect their statutory dissenters rights, will be canceled and extinguished and converted automatically into the right to receive the Merger Price. Upon consummation of the Merger, holders of Common Shares will possess no further interest in, or rights as shareholders of, the Company.

BACKGROUND OF THE MERGER

     In early 1991, several of the independent, non-management members of the Board of Directors urged Mr. Tolson, the Chairman and Chief Executive Officer of the Company, to consider a sale of the Company. At that time, Mr. Tolson owned all of the Company's then outstanding Class B Capital Stock (the 'Class B Stock') and had voting control of the Company. Each share of Class B Stock carried ten votes per share and was convertible at the option of the holder into one Common Share. The suggestion to sell the Company was motivated primarily by two factors. First, through a series of unrelated acquisitions, a substantial number of major competitors of the Company had become constituents of larger industrial groups, with the relative financial, marketing and research and development advantages associated with such status. This factor suggested that the long-term viability of the Company might require that it too become a member of a strong and well-financed industrial group. In addition, those Board members believed that a sale of the Company would afford the existing public shareholders the opportunity to realize a profit on their investment in the Company.

     Instead of pursuing a sale of the Company at a time when the Company had substantial excess capacity, the Board of Directors believed that the Company was more likely to maximize shareholder value by first initiating and completing a program of down-sizing, cost control and cash management. At the same time, a decision was made to hire a chief operating officer of the Company to assist in the implementation of this program. Mr. Hochreiter became President and Chief Operating Officer of the Company and purchased Class B Stock from Mr. Tolson at that time. Any strategic decision with respect to the future of the Company was deferred until the completion of the program.


     In June 1993, Messrs. Tolson and Hochreiter made a proposal to the Company's Board of Directors regarding the sale of their Class B Stock. Messrs. Tolson and Hochreiter had voting control of the Company through their beneficial ownership of shares of the Company's then outstanding Class B Stock. Mr. Tolson owned Class B Stock and Common Shares of the Company having in the aggregate approximately 52% of the voting power of the Company. Mr. Hochreiter owned Class B Stock and Common Shares having in the aggregate approximately three percent of the voting power. At that time, the program initiated in mid-1991 was essentially completed and the Board of Directors was in a position to make a strategic decision with respect to the future of the Company. After careful consideration, the Board determined that the Company should pursue the possibility of being marketed to a potential strategic acquiror. The principal factors motivating the Company's decision to consider a possible sale to a strategic acquiror were the same two factors motivating several members of the Board to suggest the sale in 1991. In light of Messrs. Tolson and Hochreiter's expression of interest in selling their shares of Class B Stock, the Board of Directors determined that the best way to maximize value for all shareholders in the sale of the Company might be first to negotiate with Messrs. Tolson and Hochreiter with the objective of eliminating their voting control. On 27 July 1993, a special committee of the Board of Directors (the 'Special Committee'), consisting entirely of independent, non-management directors who did not own any shares of Class B Stock, was formed to consider whether it would be in the best interest of the Company and its shareholders to seek the conversion of the shares of Class B Stock into Common Shares. The Special Committee consisted of Gloria T. Chisum, William E. Learnard, John J. Manion, Jr., Frank J. Ryan and Robert G. Williams.

     The Special Committee believed that the absence of a predetermined allocation of any potential purchase price for the Company between the Common Shares and the Class B Stock, and the fact that the existence of the Class B Stock concentrated voting power in Mr. Tolson, could delay a transaction involving the sale of the Company and could be a significant impediment to maximizing value for all shareholders. Accordingly, the Special Committee determined that the best way to maximize value for all shareholders in the sale of the Company was first to negotiate with Messrs. Tolson and Hochreiter with the objective of eliminating their voting control. Messrs. Tolson and Hochreiter were willing to relinquish their voting control if the Board of Directors would agree to use its best efforts to sell the Company and if the Company provided certain inducements to the holders of the Class B Stock to convert their Class B Stock to Common Shares.

     As a result of the negotiations between the Special Committee and Messrs. Tolson and Hochreiter on 30 September 1993, Mr. Hochreiter and members of his family (collectively, the 'Hochreiters'), Mr. Tolson and the Company entered into a Conversion Agreement (the 'Conversion Agreement'), which, among other things, provided for the execution of Warrant Agreements between the Company and Mr. Tolson and the Hochreiters (the 'Warrant Agreements') pursuant to which Mr. Tolson and the Hochreiters received warrants to acquire two Common Shares for each share of their Class B Stock converted (the 'Warrant Shares'). The Company was represented in these negotiations by the Special Committee which negotiated at arms length with Messrs. Tolson and Hochreiter the terms of the Conversion Agreement and the Warrant Agreements. The Special Committee was advised in these negotiations by its own special counsel and its own financial advisor, Bear Stearns & Co. Inc. ('Bear Stearns'), which delivered an opinion that the transactions contemplated by the Conversion Agreement and the Warrant Agreements were fair, from a financial point of view, to the public holders of Common Shares. Bear Stearns is an internationally recognized investment banking firm engaged in, among other things, the evaluation of businesses and their securities. Bear Stearns was selected as financial advisor to the Special Committee based on its expertise in these areas.


     The following is a summary of all material financial analyses performed by Bear Stearns in connection with its fairness opinion.



     In arriving at its opinion, Bear Stearns (i) reviewed the Conversion Agreement and the Warrant Agreements, (ii) reviewed various public filings made by the Company, (iii) reviewed the historical stock prices and trading volume of the Company's stock from 1991 to the date of the opinion, (iv) considered the market valuation of warrants, (v) considered the dilutive effect of the warrants under various hypotheses, (vi) reviewed certain other transactions with respect to high vote shares, and (vii) conducted such other studies, analyses, inquiries and investigations as it deemed appropriate. In the course of its review, Bear Stearns relied upon and assumed, without independent investigation, the accuracy and completeness of information reviewed by it. Bear Stearns did not perform or obtain any appraisals of the assets of the Company, nor did it perform any analysis or valuation of the stock of the Company or of the Company as a whole.


     Bear Stearns discussed with the Special Committee three transactions in which cash premiums of 140%, 275% and 338% were paid for voting or high-vote shares, and a transaction in which high-vote shares were effectively exchanged for more than eight shares of low-vote shares. Bear Stearns informed the Special Committee that it would not opine favorably on a transaction involving premiums in that range with respect to the Class B shares. Bear Stearns also noted to the Special Committee that in one instance a premium of 20% was paid in stock for high-vote stock, and in numerous instances, no premium was paid for high-vote stock. Bear Stearns advised the Special Committee that the value of two Warrants, exercisable at the then-market price, was approximately 28% of such market price, calculated by use of the Black-Scholes Model, a widely accepted method of valuing options and warrants. Bear Stearns advised the Special Committee of its subjective opinion, based on its experience and the observation of premiums paid for control stock over many years, that a premium of 28% was a reasonable premium for converting Class B Shares into Common Shares.


     Bear Stearns pointed out to the Special Committee that, although the premium to the Class B shareholders at issuance was about 28%, based on the Black-Scholes valuation of the Warrants, the premium ultimately received would depend upon the value of the common shares at the time of exercise of the Warrants, and that, if the Warrants were not exercised prior to their expiration (18 months after issuance, subject to a six month extension under certain limited circumstances), the Class B shareholders would have received no premium. Bear Stearns also advised the Special Committee as to the effective aggregate premium which would be received by the Class B shareholders at various hypothetical price levels, as a percentage of the price of the Common Shares and as a percentage of the aggregate value of the Company, and of the gain which Common shareholders would obtain at such hypothetical price levels, as a percentage of the then-current market price of $8.625 for the Common shares.


     For example, Bear Stearns advised the Special Committee that, at hypothetical price levels of $12, $16 and $20, the Common Shares would have appreciated 39.1%, 85.5% and 131.9%, respectively over the then-current market price; the Class B shareholders would receive premiums of 117.4%, 256.5% and 395.7%, respectively; and the aggregate premium to be received by the Class B shareholders as a percentage of the aggregate value of the Company would be 5.6%, 8.7% and 10.3%, respectively.


     The opinion letter issued by Bear Stearns dated 30 September 1993 is attached as Annex D. Bear Sterns was not engaged to determine the value of the Company or its stock and performed no such valuation.

     The Conversion Agreement provided for the conversion of all issued and outstanding shares of Class B Stock into an equal number of Common Shares (the 'Converted Shares') and other related matters, including the following: (a) as an inducement and in consideration for their agreement to effect the conversion, the Company entered into the Warrant Agreements pursuant to which Mr. Tolson and the Hochreiters received warrants to acquire the Warrant Shares; (b) the Company agreed to continue to employ Mr. Tolson as Chief Executive Officer; (c) the Board of Directors of the Company agreed to use its best efforts to cause Mr. Tolson and Mr. Hochreiter to remain as directors of the Company; (d) the Company and Mr. Tolson agreed to certain modifications to the Change in Control Agreement with Mr. Tolson dated 5 August 1991, as previously amended on 1 February 1993, and the Company agreed to similar modifications to a similar agreement with Mr. Hochreiter; (e) the Board of Directors of the Company agreed to use its best efforts to sell the Company; and (f) Mr. Tolson and the Hochreiters agreed not to sell the Converted Shares or the Warrant Shares, except in certain agreed upon transactions. In addition, in the Conversion Agreement Mr. Tolson and the Hochreiters agreed to vote the Warrant Shares (in the event the warrants were exercised and converted into Common Shares) proportionally to the votes cast by all other holders of Common Shares, except that (i) Mr. Tolson may vote his Warrant Shares to the extent necessary to enable him to cast, together with all other votes which he is entitled to cast, up to 11% of the total number of votes then entitled to be cast by all shareholders, (ii) Mr. Tolson and the Hochreiters may vote their Warrant Shares for the election of Mr. Tolson and Mr. Hochreiter as directors of the Company, and (iii) Mr. Tolson and the Hochreiters may vote their Warrant Shares to the extent necessary to enable them to cast, together with all other votes which they are entitled to cast, up to the largest number of votes then entitled to be cast by any other unaffiliated shareholder or group of shareholders who have filed a Form 13D or 13G under the Exchange Act, plus 5% of the total number of votes then entitled to be cast by all shareholders.

     The warrants are exercisable at $8.625 a share (the closing price of the Common Shares on the American Stock Exchange on the day before the date of issuance) and expire on 31 March 1995 (subject to extension in certain circumstances). The Warrant Agreements also (a) restrict Mr. Tolson's and the Hochreiters' rights to assign or transfer their warrants; (b) provide for certain anti-dilution and other adjustments; and (c) grant Mr. Tolson and the Hochreiters certain demand and piggy-back registration rights.

     As a result of the foregoing transactions, Mr. Tolson's voting power was reduced from approximately 52% to approximately 28% (assuming the exercise of all of his options and warrants), and was further subject to the voting restrictions described above. The warrants issued to Mr. Tolson and the Hochreiters pursuant to the Warrant Agreement will be canceled immediately prior to the Merger. See 'The Merger -- Conflicts of Interest' and 'Additional Information -- Legal Proceedings.'

     As described above, pursuant to the terms of the Conversion Agreement, the Board of Directors of the Company agreed to use its best efforts to sell the Company. In connection therewith, on 30 September 1993 the Board of Directors of the Company established a special committee of the Company (the 'Sale Policy Committee') consisting of Mr. Tolson, as Chairman, Messrs. Hochreiter, Manion, Ryan and Williams and Mr. Walter Witoshkin, a nondirector and nonemployee selected by Mr. Tolson. The Sale Policy Committee had the authority to oversee and monitor the sale process. The Sale Policy Committee did not have the authority to authorize the terms of any specific transaction binding upon the Company, such authority being reserved for the full Board of Directors. Since the Sale Policy Committee did not have final decision making authority, the Board of Directors believed that any possible conflict of interest raised by the presence of Messrs. Tolson and Hochreiter on the Sale Policy Committee would be outweighed by their knowledge of the Company's operations and assets and by the fact that the full Board would vote on any specific transaction. On 30 September 1993, the Sale Policy Committee recommended, and the Board of Directors authorized, the retention of CS First Boston to act as its exclusive financial advisor in connection with a possible sale of the Company.

     CS First Boston contacted or was contacted by approximately 91 parties to determine whether they would be interested in acquiring the Company. Of these 91 parties, 48 requested information about the Company and entered into confidentiality agreements in order to receive and review confidential information about the Company. In the confidentiality agreements it was agreed that the Company and CS First Boston would be free to conduct the Company's sale as they, in their sole discretion determined. In addition, the confidentiality agreements did not include any provision entitling any bidder to be a third party beneficiary of any other bidder's confidentiality agreement. In soliciting preliminary indications of interest, CS First Boston did not specify any particular form of transaction or form of consideration that prospective bidders were required to offer. After signing such a confidentiality agreement and in advance of receiving a request to submit an acquisition proposal, Moorco International Inc. ('Moorco') orally proposed that the Company accept a preemptive bid from Moorco of as much as $20 per share and implied that it would not participate further in the auction process unless such proposal was accepted. The Board of Directors of the Company considered and rejected Moorco's proposal. By mid-December 1993, nine parties, including Moorco and Bailey, had submitted preliminary proposals indicating a preliminary range of possible purchase prices or indicating a serious interest in being included in the final bidding process. At a meeting of the Company's Board of Directors held on 16 December 1993, representatives of CS First Boston reviewed these preliminary indications of interest with the Board and presented certain financial analyses of the Company described below under 'Reasons for the Merger; Recommendation of the Board of Directors; Opinion of Financial Advisor.' Based on the Board's review of the preliminary indications of interest, seven parties, including Moorco and Bailey, were invited to conduct a due diligence review of the Company in preparation for the submission of final acquisition proposals. On 2 March 1994, CS First Boston delivered bidding instructions to six parties, including Moorco and Bailey, with detailed instructions setting forth the manner in which bidders should submit proposals for the Company. Such instructions reserved to the Company and CS First Boston the right to modify the procedures governing the auction at any time. Also according to the instructions, the Company's interpretation of the rules and procedures are final and binding on all parties submitting proposals. In addition to the final bid letter, such parties received a draft Agreement and Plan of Reorganization, which bidders were asked to mark up and return with their final bids. The draft Agreement and Plan of Reorganization contemplated a cash merger which the Company believed would afford the shareholders of the Company liquidity and the opportunity to realize a profit on their investment in the Company. All of the proposals submitted by the bidders were structured as cash mergers.


     On 14 March 1994, six bidders, including Moorco and Bailey, submitted definitive written proposals. On 18 March 1994, the Sale Policy Committee and the Board of Directors convened to review the final written proposals submitted by the bidders. CS First Boston reviewed the terms and conditions of each of the bids with the Sale Policy Committee and the Board of Directors. Moorco submitted a proposal to acquire all of the Common Shares at a cash price of $23.25 per Common Share, which was subject to a financing condition but was supported by an executed bank commitment letter pursuant to which such bank would provide the necessary financing (the 'Moorco Proposal'). Bailey submitted a proposal to acquire all of the Common Shares at a cash price of $23.00 per Common Share, which was not subject to a financing condition and was supported by an executed commitment letter from Chemical Bank pursuant to which Chemical Bank would, subject to certain conditions, provide necessary financing. Following presentations by the Company's independent legal and financial advisors, the Sale Policy Committee unanimously recommended approval of the Moorco Proposal and the Board of Directors unanimously approved the Moorco Proposal. In determining to accept the Moorco Proposal over the other competing bids, the Sale Policy Committee and the Board of Directors gave primary consideration to the fact that the Moorco Proposal offered the highest price to the shareholders of the Company with the fewest closing conditions that might delay or impede the closing of the transaction as well as the smallest number of requested changes in the draft Agreement and Plan of Reorganization. The Company and Moorco executed an Agreement and Plan of Reorganization on 18 March 1994 (the 'Moorco Agreement').

     Following the public announcement of the Moorco Agreement, Bailey and its advisors contacted the Company to request a copy of the Moorco Agreement. The Company and its advisors responded by informing Bailey that the Company would provide a courtesy copy of the Moorco Agreement to Bailey only after it became a public document. These were the only contacts between Bailey and its advisors and the Company and its advisors between 18 March 1994 and 8 April 1994.

     On Friday, 8 April 1994, the Company received an unsolicited letter from Bailey addressed to the Board of Directors of the Company (the 'Letter') in which Bailey expressed its desire to enter into a merger with the Company at a price of $24.25 per Common Share. Promptly thereafter, representatives of the Company advised representatives of Moorco of the receipt of the Letter, as required by the terms of the Moorco Agreement, and contacted Bailey's financial advisor to seek clarification of certain aspects of the Letter. As permitted under the terms of the Moorco Agreement, discussions between the Company and its legal and financial advisors and Bailey and its legal and financial advisors continued throughout the weekend and into the early morning hours of Wednesday, 13 April 1994. On Monday morning, 11 April 1994, the Company issued a press release announcing that it had received the Letter. At a series of informational meetings held on Monday, 11 April 1994, and Tuesday, 12 April 1994, members of the Sale Policy Committee and the Board of Directors of the Company were kept apprised of the status of the ongoing discussions with Bailey. Early Tuesday evening, 12 April 1994, the Sale Policy Committee and the Board of Directors of the Company formally convened to consider the Reorganization Agreement proposed by Bailey (the 'Revised Bailey Proposal'). At the outset of the meeting, a representative of CS First Boston advised the Sale Policy Committee and the Board of Directors of the Company that he believed that the Revised Bailey Proposal was more favorable to the Company and its shareholders from a financial point of view than the terms of the Moorco Agreement. Based on such advice (which was subsequently confirmed in writing), the Board of Directors was permitted, under the terms of the Moorco Agreement, to terminate the Moorco Agreement and accept the Revised Bailey Proposal if it determined to do so. The meeting adjourned several times as the discussions with Bailey continued. By late in the evening, Bailey had, without objection from the Company, executed a copy of the Reorganization Agreement and delivered it to the Company. After receiving the executed Reorganization Agreement from Bailey, a representative of the Company contacted representatives of Moorco to inform them that the Board of Directors was prepared to act on the Revised Bailey Proposal and to inquire whether Moorco was prepared to increase the price it was proposing to pay for the Common Shares. The
Moorco representatives stated that Moorco was not prepared to increase its price. After the Sale Policy Committee and the Board of Director Company's legal and financial advisors reviewed the terms and conditions of the Reorganization Agreement with the Sale Policy Committee and the Board of Directors. CS First Boston then advised the Sale Policy Committee and the
Board of Directors that, in its opinion, the consideration to be received by the shareholders of the Company pursuant to the terms of the Revised Bailey Proposal was fair to the shareholders from a financial point of view and that it was prepared to deliver its written opinion to that effect. Following the presentations by the Company's legal and financial advisors, the Sale Policy Committee unanimously recommended, and the Board of Directors unanimously approved, the withdrawal of the Board's prior approval of the Moorco Proposal, the termination of the Moorco Agreement and the execution of the Reorganization Agreement with Bailey. In the early morning hours on Wednesday, 13 April 1994, the Company terminated the Moorco Agreement and executed the Reorganization Agreement with Bailey. Later that morning, the Company and Bailey issued a joint press release announcing the execution of the Reorganization Agreement. In connection with the termination of the Moorco Agreement on or about 25 April 1994, the Company tendered to Moorco a termination fee payment of approximately $5.4 million, which Moorco subsequently returned to the Company. The Company and Moorco are currently in dispute as to the calculation, amount and continuing obligation to pay such termination fee. Moorco claims that the proper amount of the termination fee is approximately $7.3 million and the Company believes that the proper amount is approximately $4.5 million. On 26 April 1994 the Company and Bailey commenced litigation against Moorco in the Court of Common Pleas of Bucks County, Pennsylvania, seeking a declaratory judgment with respect thereto, and for a declaration that, having validly terminated the Moorco Agreement, neither the Company nor Bailey has any further liability to Moorco pursuant to the Moorco Agreement or otherwise. On or about April 29, 1994, Moorco filed suit against the Company in the United States District Court for the Southern District of Texas seeking, among other things, damages equal to the amount of the termination fee it claims is due. See 'Additional Information -- Legal Proceedings.'

REASONS FOR THE MERGER; RECOMMENDATION OF THE BOARD OF DIRECTORS;
OPINION OF FINANCIAL ADVISOR

  Reasons for the Merger; Recommendation of the Board of Directors

     At its 13 April 1994 meeting, the Company's Board of Directors determined that the Merger is fair to, and in the best interests of, the Company and its shareholders. Therefore, the Board of Directors approved the Merger Proposal. THE BOARD OF DIRECTORS OF THE COMPANY UNANIMOUSLY RECOMMENDS THAT THE COMPANY'S SHAREHOLDERS VOTE FOR APPROVAL AND ADOPTION OF THE MERGER PROPOSAL. Certain members of the Board of Directors have certain interests which may present them with possible conflicts of interest in connection with the Merger. See 'Conflicts of Interest.'

     The determination of the Board of Directors to approve the Merger Proposal was based upon consideration of a number of factors. The following list includes all material factors considered by the Board of Directors:

          (1) The fact that CS First Boston and the Company's management conducted an active auction of the Company resulting in six bidders submitting definitive written proposals;

          (2) The fact that the $24.25 Merger Price generally compared favorably with the hypothetical reference ranges of value per Common Share discussed during a presentation by representatives of CS First Boston at the meeting of the Board of Directors held on 16 December 1993 which discussed the financial analyses of the Company performed by CS First Boston and described under 'Opinion of Financial Advisor' below;

          (3) The fact that the $24.25 Merger Price represents a substantial premium over the closing price of $8.625 per share on 30 September 1993, the last full trading day prior to the first public announcement of the Company's intention to explore strategic alternatives, including a possible sale of the Company;

          (4) The fact that the $24.25 Merger Price proposed to be paid by Bailey was higher than the price proposed to be paid by Moorco under the Moorco Agreement;

          (5) Moorco's unwillingness to increase the price it proposed to pay for the Common Shares;

          (6) The fact that the Revised Bailey Proposal contained a limited number of conditions that might delay or impede the closing of the transaction;

          (7) The fact that the Revised Bailey Proposal was supported by an executed commitment letter from Chemical Bank pursuant to which Chemical Bank would provide necessary financing, and unlike the Moorco Agreement, the Reorganization Agreement is not subject to a financing condition;

          (8) Bailey's willingness, in response to the Company's request, to loan the Company $5.3 million to assist the Company in making the termination payment payable to Moorco as a result of the termination of the Moorco Agreement (see 'Conditions to Consummation of the Merger; Representations and Warranties; Certain Covenants -- Bailey Loan to the Company' below);

          (9) The fact that the Reorganization Agreement permits the Board, under certain circumstances as provided in the Reorganization Agreement, to negotiate with third parties and to accept more favorable proposals, if any, that include an all cash purchase price in excess of the $24.25 Merger Price; and

          (10) The opinion of CS First Boston, which was delivered orally to the Board at its 13 April 1994 meeting and subsequently confirmed in writing, as to the fairness, from a financial point of view, of the consideration to be received by the shareholders of the Company pursuant to the Merger. See 'Opinion of Financial Advisor' below.

     The Board of Directors recognizes that the Merger will deprive shareholders of the opportunity to continue their equity interest in any future growth of the Company as an independent entity. See 'Certain Other Effects of the Merger.' However, the Board of Directors placed special consideration on the fact that
(i) the Merger Price represents a substantial premium over the price at which the Common Shares had been trading prior to the first public announcement of the Company's intention to explore strategic alternatives, including a possible sale of the Company, and (ii) the prospect of generating a return for shareholders greater than the Merger Price has been decreasing in light of recent operating results and competitive pressures in the industry. See 'Summary -- Selected Financial Data.'

  Opinion of Financial Advisor

     At the meeting of the Company's Board of Directors held on 12-13 April 1994, CS First Boston delivered its oral opinion (which it subsequently confirmed in writing) to the effect that, as of 13 April 1994, and based upon the assumptions made, matters considered and limits of the review undertaken, as set forth in such opinion, the consideration to be received by the shareholders of the Company pursuant to the Merger is fair to the shareholders from a financial point of view.

     THE FULL TEXT OF CS FIRST BOSTON'S OPINION, DATED 13 APRIL 1994, IS INCLUDED AS ANNEX B TO THIS PROXY STATEMENT. SHAREHOLDERS ARE URGED TO READ THE OPINION IN ITS ENTIRETY FOR THE ASSUMPTIONS MADE, MATTERS CONSIDERED AND LIMITS OF THE REVIEW UNDERTAKEN BY CS FIRST BOSTON. CS FIRST BOSTON'S OPINION IS DIRECTED ONLY TO THE FAIRNESS OF THE CONSIDERATION TO BE RECEIVED BY THE SHAREHOLDERS OF THE COMPANY AND DOES NOT CONSTITUTE A RECOMMENDATION TO ANY SHAREHOLDER OF THE COMPANY AS TO HOW SUCH SHAREHOLDER SHOULD VOTE SUCH SHAREHOLDER'S COMMON SHARES. THE SUMMARY OF THE OPINION OF CS FIRST BOSTON SET FORTH IN THIS PROXY STATEMENT IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE FULL TEXT OF SUCH OPINION.

     In arriving at its opinion, CS First Boston (i) reviewed the Reorganization Agreement, (ii) reviewed certain publicly available business and financial information relating to the Company, (iii) reviewed certain other information, including financial forecasts, provided to CS First Boston by the Company, and
(iv) met with the management of the Company to discuss the business and prospects of the Company. CS First Boston also considered certain financial and stock market data of the Company, compared that data with similar data for other publicly-held companies in businesses similar to those of the Company and considered the financial terms of certain other business combinations that have recently been effected. CS First Boston also considered such other information, financial studies, analyses and investigations and financial, economic and market criteria which it deemed relevant.

     In connection with its review, CS First Boston did not independently verify any of the foregoing information and relied on all such information being complete and accurate in all material respects. With respect to the financial forecasts provided to CS First Boston by the Company, CS First Boston assumed that such forecasts were reasonably prepared on bases reflecting the best currently available estimates and judgments of the management of the Company as to the future financial performance of the Company. In addition, CS First Boston did not make an independent evaluation or appraisal of the assets of the Company, nor was it furnished with any such appraisals.

     In arriving at its opinion and making its presentations to the Board of Directors of the Company on 16 December 1993, 18 March 1994 and 12-13 April 1994, CS First Boston performed a variety of financial analyses, including those summarized below. Arriving at a fairness opinion is a complex process that involves various determinations as to the most appropriate and relevant methods of financial analysis and the application of those methods to the particular circumstances and, therefore, such an opinion is not necessarily susceptible to partial analysis or summary description. CS First Boston believes that its analyses must be considered as a whole and that selecting portions of its analyses or portions of the factors considered by it, without considering all analyses and factors, could create an incomplete view of the evaluation process underlying its opinion. In performing its analyses, CS First Boston made numerous assumptions with respect to industry performance, general business, economic, market and financial conditions and other matters, many of which are beyond the control of the Company. Any estimates incorporated in the analyses performed by CS First Boston are not necessarily indicative of actual values or future results, which may be significantly more or less favorable than suggested by such analyses. Additionally, estimates of the value of businesses and securities neither purport to be appraisals nor necessarily reflect the prices at which businesses or securities actually may be sold. Accordingly, such analyses and estimates are inherently subject to substantial uncertainty. No public company utilized as a comparison is identical to the Company, and none of the acquisition transactions utilized as a comparison is identical to the Merger. Accordingly, an analysis of publicly traded comparable companies and comparable acquisition transactions is not mathematical; rather it involves complex considerations and judgments concerning differences in financial and operating characteristics of the comparable companies and other factors that could affect the public trading value of the comparable companies or company to which they are being compared.


     The following is a summary of all of the material financial analyses performed by CS First Boston in connection with its fairness opinion:

          Discounted Cash Flow Analysis. CS First Boston calculated the estimated unlevered after-tax cash flows that the Company could be expected to generate over the ten-year period ending 31 December 2003, using two different sets of projections of the Company's future financial performance. The first set of projections (the 'Management Case') was based on projections prepared and provided by the Company's management for the years 1993 through 1997 and extrapolated by CS First Boston for the years 1998 through 2003. The second set of projections (the 'Moderate Case') was prepared by CS First Boston based on the Management Case but using somewhat lower growth and margin assumptions that CS First Boston believed were more consistent with the Company's historical performance. Using each set of projections, CS First Boston then calculated estimated terminal values for the Company at the end of the ten-year period by applying multiples ranging from 4.5x to 6.0x (which CS First Boston believed to be appropriate for the Company's business) to each of the projections' terminal year operating cash flow. For each set of projections, the unlevered cash flows for the projected ten-year period and the range of terminal values were then discounted to present value using discount rates ranging from 12% to 15% (chosen to reflect different assumptions regarding the required rates of returns of holders or prospective buyers of the Common Shares) to imply hypothetical enterprise values for the Company. This discounted cash flow analysis indicated a hypothetical reference range of between $29.81 and $33.31 per Common Share using the Management Case and of between $13.72 and $15.81 per Common Share using the Moderate Case.

          Comparable Companies Analysis. CS First Boston reviewed certain publicly available historical and estimated 1993 and 1994 financial results (reflecting a composite of research analysts' estimates) of certain companies considered by CS First Boston to be reasonably comparable to the Company, including EG&G, Inc., Emerson Electric Co., General Signal Corp., Honeywell Inc., IMO Industries Inc., Instron Corp., Johnson Controls Inc., Measurex Corp., MTS Systems Corp. and Thermo Instrument Systems Inc. CS First Boston also looked at the current market value of the Company as a multiple of various measures of the Company's latest 12-month and projected 1994 financial performance (including sales, operating income, operating cash flow, net income and book value) and compared such multiples with the corresponding multiples for each of the comparable companies. CS First Boston then applied the comparable companies' multiples to the Company's latest 12-month and projected 1994 financial results to imply hypothetical enterprise values for the Company. This comparable companies' analysis indicated a hypothetical reference range of between $10.21 and $15.81 per Common Share using the Management Case and of between $8.82 and $14.41 per Common Share using the Moderate Case.

          Comparable Acquisitions Analysis. CS First Boston reviewed certain recent transactions involving the acquisition of all or part of companies considered by CS First Boston to be reasonably comparable to the Company, including Eaton Corporation's 1993 acquisition of the distribution and control operations of Westinghouse Electric Corp., Emerson Electric Co.'s 1992 acquisition of Fisher Controls, Schneider SA's 1991 acquisition of Square D Co. and Siebe plc's 1990 acquisition of Foxboro Company. CS First Boston then calculated certain multiples (including sales, operating cash flow, operating income, net income and book value) of the prices paid in such acquisitions and applied such multiples to the Company's latest 12-month and projected 1994 financial results to imply hypothetical enterprise values for the Company. This comparable acquisitions analysis indicated a hypothetical reference range of between $18.61 and $23.51 per Common Share using both the Management Case and the Moderate Case.

     CS First Boston believes that the foregoing financial analyses support its opinion as to the fairness of the consideration to be received by the shareholders of the Company pursuant to the Merger, notwithstanding the fact that the discounted cash flow analysis using the Management Case (which, as noted above, utilized growth and margin assumptions that CS First Boston believed were not supported by the Company's historical performance) indicated a hypothetical reference range of values above the $24.25 Merger Price. In arriving at its opinion, CS First Boston also considered the fact that it and the Company's management had conducted an active auction of the Company and the $24.25 Merger Price proposed to be paid by Bailey was higher than the price any other bidder was prepared to pay, as well as the fact that the $24.25 Merger Price represents a substantial premium over the prices at which the Common Shares had traded prior to the first public announcement of the Company's intention to explore strategic alternatives and over the last ten years.

     CS First Boston is an internationally recognized investment banking firm engaged in the evaluation of businesses and their securities in connection with mergers and acquisitions and for other purposes. CS First Boston was selected as financial advisor to the Company based on such expertise.

     In the ordinary course of its business, CS First Boston may trade the debt and equity securities of the Company for CS First Boston's own account and for the accounts of its customers and, accordingly, may at any time hold a long or short position in such securities.

     Pursuant to an engagement letter dated 30 September 1993, the Company has agreed to pay CS First Boston an advisory fee of $50,000 and a transaction fee equal to 1.5% of the aggregate consideration to be received by the shareholders of the Company in the Merger upon consummation of the Merger (against which the advisory fee will be credited). For purposes of calculating the fee payable to CS First Boston, the aggregate consideration to be received by the shareholders of the Company in the Merger shall also be deemed to include all debt remaining on the balance sheet of the Company at the time the Merger is consummated. The Company has also agreed to reimburse CS First Boston for its reasonable out-of-pocket expenses, including the fees and disbursements of its counsel, and to indemnify CS First Boston and certain related entities and persons against certain liabilities in connection with its engagement, including certain liabilities under the Federal securities laws.

CONFLICTS OF INTEREST

     In considering the recommendation of the Board of Directors with respect to the Merger, shareholders should be aware that members of the Company's management and Board of Directors have certain interests which may present them with possible conflicts of interest in connection with the Merger.

     Employment Agreement. The Company has entered into an employment agreement with Mr. Hochreiter, pursuant to which he is entitled to receive a minimum annual salary of $289,700; to be included in various Company benefit plans made available to other executive officers, including life, health or disability insurance plans, supplemental income and supplemental retirement income plans, and pension plans; and to receive severance compensation equal to 1.5 times his annual base salary in effect at the time of termination in the event of termination by the Company without cause, as defined, or termination by him because of a breach by the Company of any of the terms of the employment agreement. The agreement is terminable by either party upon thirty days notice, except that it terminates earlier in the event of Mr. Hochreiter's death or at the end of six months in the event of his continuous inability during that period to perform his duties due to illness or other incapacity.

     Change in Control Agreements. The Company has agreements (the 'Change in Control Agreements') with nine of its executives, including Messrs. Tolson, Hochreiter, Finnegan, Hughes and Garay, which provide that if there is both a 'change in control' (as defined below) of the Company and termination of the executive during the 'contract period' (as defined below) except for 'cause' (as defined below) or disability, or if the executive terminates his employment for 'good reason' (as defined below), the executive shall be entitled to separation pay equal to two times the highest total compensation received by him during the year of termination or any of the four preceding calendar years, with the current year's compensation annualized. Compensation is defined under the Change in Control Agreements as the amount reported or reportable as U.S. federal wages on Form W-2, plus the employees' contributions to 401K, pension or similar plans and programs. In the event of such termination, any stock options previously granted to the executive immediately fully vest and become exercisable as of the date of termination and continue to be exercisable thereafter for a period of a least 60 days.

     In the Change in Control Agreements with Messrs. Tolson and Hochreiter, the 'contract period' commences thirty days preceding a change in control and ends on the second anniversary of the change in control. The Tolson and Hochreiter Change in Control Agreements, as amended by the Conversion Agreement, define a 'change in control' as (a) a consolidation or merger of the Company with and into another entity whereby the Company is not the surviving corporation if such merger is effected pursuant to action by the shareholders, (b) a consolidation or merger whereby the Company is the surviving corporation and all or part of the outstanding Common Shares are changed into or exchanged for stock or other securities of another person or cash or any other property if such merger is effected pursuant to action by the shareholders, (c) the sale or transfer of more than 75% of the assets or operating income of the Company, (d) the acquisition by a person or group of 30% of the Common Shares then outstanding,
(e) the commencement of a tender or exchange offer by a person where such person would be the beneficial owner of more than 30% of the Common Shares then outstanding, or (f) the termination of the executive without 'cause' or termination by the executive of his employment for 'good reason.'

     The Change in Control Agreements, as amended, of the other seven executives define the 'contract period' as the period commencing on the 30th day immediately preceding a change in control and ending on the second anniversary of a 'relevant transaction.' Under the Change in Control Agreements of these executives, a change in control will be deemed to occur if Mr. Tolson ceases to own shares of the Company sufficient for him alone to cast 40% of all votes shareholders can cast when voting as a single class and which may be cast for the election of directors, and in certain other circumstances. Pursuant to this provision, the contract period commenced on 1 September 1993 when Mr. Tolson transferred a portion of his shares in accordance with the terms of the Conversion Agreement. A 'relevant transaction' means any of the events described in items (a) through (e) of the immediately preceding paragraph.

     'Cause,' as a basis for termination of the executive's employment, means willful and repeated significant actions or omissions against the best interest of the Company after receipt of a written warning, done in bad faith and without a belief that the action or omission was in the best interest of the Company. 'Good reason,' for purposes of an executive's voluntary termination of employment, includes a reduction in pay or benefits, a material reduction in duties, responsibilities and function, a transfer to another geographic area or a failure by the Company to cause any successor to the Company to assume its obligations under the agreement.

     Under the terms of the Change in Control Agreements, the Company is required to maintain for the terminated executive, for a period of two years after the termination date, certain insurance, employee benefit plans, automobile, outplacement and other benefits and the terminated executive is entitled to an additional two years service credit under Company pension plans, including, if applicable, the Supplemental Retirement Income Plan described below, or comparable benefits if the plan does not permit continued participation by a terminated employee. Certain monies otherwise paid on account of such termination, such as required severance (including the severance compensation provided in Mr. Hochreiter's employment contract) is credited to the monies due under the Change in Control Agreements.

     Assuming that, following the Merger and during the relevant contract period, the covered executives of the Company are terminated without cause or any such person terminates his employment for good reason, and that the compensation at the time of such termination is equal to the amount of such person's compensation as of the date hereof, the Company would be obligated to pay Messrs. Tolson, Hochreiter, Finnegan, Hughes and Garay $860,800, $805,000, $445,000, $493,800, and $357,900, respectively under such Change in Control Agreements, excluding amounts which may be due for payment of taxes on account of the applicability of Section 2806 of the Internal Revenue Code of 1986, as amended, and further excluding the effect of stock options.

     Severance Agreement. Mr. Stamford, an executive of the Company, entered into an agreement with the Company on 2 December 1993 whereby, upon the involuntary termination of his employment that is not a termination for cause or disability, which termination occurs within one year following the effective date of a change in control of the Company, he will be entitled to receive (a) one month of separation pay for each full $10,000 in base pay (maximum 12 months); (b) continuation of all Company benefits for the duration of the separation pay period (minimum six months); (c) all accrued and unused vacation pay; and (d) one-on-one outplacement counseling. In addition, Mr. Stamford is entitled to receive a 'stay-around' bonus of $60,000 cash which will be paid by the Company six months after the effective day of a change in control or prior thereto if Mr. Stamford is terminated involuntarily during the first six months after a change in control. The determination of when a change in control will have occurred is to be determined by Mr. Hochreiter in his sole discretion. Assuming that, within one year following the Merger, Mr. Stamford's employment is involuntarily terminated, and further assuming that Mr. Stamford's compensation at the time of the termination is equal to the amount of his compensation as of the date hereof, the Company would be obligated to pay Mr. Stamford severance equal to $120,000. In addition, Mr. Stamford will be entitled to the $60,000 'stay-around' bonus if he is employed by the Company for six months after the Merger or if Mr. Stamford is terminated involuntarily during the first six months after a change in control.

     Supplemental Retirement Income Plan. In 1983, the Company adopted a program, pursuant to which the Company will provide Messrs. Tolson, Hochreiter, Finnegan and one other current employee with (i) supplemental retirement income to begin when the individual attains age 65 and retires and (ii) a preretirement death benefit. A participating individual is entitled to supplemental retirement income equal to 35% (excepting Mr. Finnegan, who is entitled to 30%) of his Average Annual Salary, subject to a possible deduction based on amounts payable under Company-paid retirement plans and Social Security. The benefits are payable in equal monthly installments for the lifetime of the individual, or for ten years, whichever is longer. 'Average Annual Salary' means the individual's salary during any five of the last ten consecutive calendar years immediately preceding his normal retirement date or the termination date if his employment with the Company terminates prior to attaining age 65, divided by five, which produces the highest average. In addition, if the participating individual dies while an active employee, the Company will pay to the designated beneficiary an aggregate sum equal to 60% of the participating individual's annual base salary, payable in 12 equal monthly installments and thereafter each year for a minimum of fourteen years a sum equal to 30% of the participating individual's base salary. The retirement benefits are vested upon the individual completing five years of service. All participants, except Mr. Hochreiter, have completed five years of service; therefore their retirement benefits are fully vested. Participating individuals who are vested and whose employment with the Company terminates prior to attaining age 65 are entitled to the supplemental retirement benefit, beginning at age 65. However, no supplemental retirement benefits are payable under this plan if an individual's employment is terminated for cause as defined in the plan. The estimated annual supplemental retirement benefits payable under the Supplemental Retirement Income Plan for Messrs. Tolson and Finnegan, assuming that the highest Average Annual Salary is the average of the salaries for years 1989 through 1993 (and further assuming that the benefit limitations relating to Company paid retirement plans and Social Security benefits received, which can not be evaluated at this time, do not apply), would be $101,400 and $43,700, respectively. As a benefit under the Change in Control Agreements, in the event Messrs. Tolson, Hochreiter or Finnegan die during the two year period after their date of termination of employment, their estate or beneficiary would be entitled to the preretirement death benefit. The estimated preretirement death benefits payable, assuming that the individual's annual base salary is equal to the annual base salary of such person on the date hereof are as follows: Mr. Tolson, $195,276 for the first twelve months and $97,638 per year thereafter for a minimum of fourteen years; Mr. Hochreiter, $196,072 for the first twelve months and $98,036 per year thereafter for a minimum of fourteen years; and Mr. Finnegan, $102,966 for the first twelve months and $51,483 per year thereafter for a minimum of fourteen years.

     Stock Options and Warrants. Immediately prior to the Effective Time, each outstanding Company stock option and warrant, whether or not then vested or exercisable, will become exercisable in full and will then be canceled, and the holder thereof shall be entitled to receive from the Company an amount equal to the excess of (i) the Merger Price multiplied by the number of Common Shares subject to the stock option or warrant, over (ii) the exercise price of the stock option or warrant multiplied by the number of Common Shares subject thereto. Accordingly, the Company will be obligated to pay Mr. Tolson and the Hochreiters, $16,703,081.25 and $937,500, respectively, in cancellation of their warrants, and to pay to Messrs. Tolson, Hochreiter, Finnegan, Hughes and Garay, $2,406,250, $2,406,250, $1,131,489, $934,571 and $728,716, respectively, in cancellation of their stock options. Once the Merger is approved by the Company's shareholders, the cancellation of the stock options and warrants will be accounted for as an expense of the Company in any financial statements issued by the Company. See 'Background of the Merger' for a description of the Conversion Agreement and the Warrant Agreements with Mr. Tolson and the Hochreiters.

     Stock Appreciation Rights. In November 1990, the base compensation of nonemployee directors, the Chairman and Chief Executive Officer, and 21 additional executives was reduced for a period of one year. The reductions were:
20% for nonemployee directors, 10% for the Chairman and Chief Executive Officer, 5% for executives on the Chairman's staff including Messrs. Hughes, Finnegan and Garay and 2 1/2% for other management employees in the United States who reported to the Chairman or were on the Chairman's staff. Each person whose salary was reduced received Units of Appreciation Rights ('Units'), under which such person is entitled to receive a sum of money from the Company equal to the increase in the market price of the Common Shares above $7.38 per share (the market price of the Common Shares on the date of grant of the Units), times the number of Units. The number of Units granted was calculated to result in a payment to the recipient equal to the reduction in the individual's base compensation when the price of the Common Shares traded on the American Stock Exchange equaled $11.00 per share. The Units are exercisable by the recipient at any time not later than the earlier of 1 December 1995, or three months after termination of employment.

     If the Units are exercised at the Merger Price, the Company would be obligated to pay the following officers and directors of the Company the following amounts: Mr. Tolson -- $134,831; Mr. Hughes -- $39,487; Dr. Chisum -- $13,416; and Messrs. Ryan, Williams and Manion -- $10,041 each. Messrs. Finnegan and Garay have no remaining Units.

     Indemnification Under the Reorganization Agreement. Pursuant to the Reorganization Agreement, Bailey has agreed that the Surviving Corporation will indemnify and hold harmless each person who is, or has been prior to the date of the Reorganization Agreement or who becomes prior to the Effective Time, an officer or director of the Company or any of its subsidiaries (the 'Indemnified Parties') against (i) all losses, claims, damages, costs, expenses, settlement payments or liabilities arising out of or in connection with any claim, demand, action, suit, proceeding or investigation based in whole or in part on, or arising in whole or in part out of, the fact that such person is or was an officer or director of the Company or any of its subsidiaries, whether or not pertaining to any matter existing or occurring at or prior to the Effective Time and whether or not asserted or claimed prior to or at or after the Effective Time ('Indemnified Liabilities') and (ii) all Indemnified Liabilities based in whole or in part on, or arising in whole or in part out of, or pertaining to the Reorganization Agreement, any other agreement related to the Reorganization Agreement or the transactions contemplated by the Reorganization Agreement or such other agreement, in each case to the fullest extent required or permitted under applicable law or under the Surviving Corporation's Articles of Incorporation or Bylaws or any indemnification agreements in effect on the date of the Reorganization Agreement. Bailey has agreed that the Surviving Corporation's Articles of Incorporation and Bylaws shall not be amended in a manner that adversely affects the rights of any Indemnified Party thereunder or under the Reorganization Agreement, unless otherwise required by applicable law. Bailey has agreed that to the extent available on terms satisfactory to the Surviving Corporation, the Surviving Corporation will maintain, for not less than ten years after the Effective Time, directors' and officers' liability insurance covering each indemnified person on terms not materially less favorable than the insurance maintained in effect by the Company on the date of the Reorganization Agreement.

EFFECTIVE TIME OF THE MERGER

     The Merger will become effective (the 'Effective Time') upon the filing of Articles of Merger with the Department of State of the Commonwealth of Pennsylvania in accordance with the BCL. The Articles of Merger are expected to be presented for filing as soon as practicable after the approval and adoption of the Merger Proposal by the Company's shareholders at the Special Meeting and upon satisfaction or waiver of all other conditions to consummation of the Merger. See 'Conditions to Consummation of the Merger; Representations and Warranties; Certain Covenants.'

PAYMENT FOR COMMON SHARES

     As a result of the Merger, holders of certificates formerly representing Common Shares will cease to have any equity interest in the Company. After consummation of the Merger, all certificates formerly evidencing Common Shares (other than Common Shares held in the treasury of the Company or Common Shares in respect of which dissenters appraisal rights have been properly exercised) will be required to be surrendered to Citibank, N.A. (the 'Paying Agent') in order to receive the Merger Price to which holders thereof will be entitled as a result of the Merger. No interest will be paid or accrued on the cash payable upon the surrender of such certificates. Detailed instructions with regard to the surrender of certificates, together with a letter of transmittal, will be forwarded to former holders of Common Shares by the Paying Agent as promptly as practicable following the Effective Time. Holders of Common Shares should not submit their certificates to the Paying Agent until they have received such materials. Upon surrender of stock certificates and other required documents to the Paying Agent, the Paying Agent will distribute by bank check the Merger Price for each share represented by such stock certificates to the holder thereof. See 'Terms of the Merger.' If payment in respect of canceled Common Shares is to be made to a person other than the person in whose name a surrendered certificate or instrument is registered, it shall be a condition to such payment that the certificate or instrument so surrendered shall be properly endorsed or shall be otherwise in proper form for transfer and that the person requesting such payment shall have paid any transfer and other taxes required by reason of such payment in a name other than that of the registered holder of the certificate or instrument surrendered or shall have established to the satisfaction of the Surviving Corporation or the Paying Agent that such tax either has been paid or is not payable.

       SHAREHOLDERS SHOULD NOT SEND ANY STOCK CERTIFICATES AT THIS TIME.

EFFECT OF MERGER ON CONTROL-SHARE ACQUISITION AND OTHER ANTITAKEOVER
RESTRICTIONS

     The BCL contains a control-share acquisition statute, codified in Subchapter 25G, which provides that, before an acquiror of at least 20%, 33 1/3% or 50% of the voting power of a 'registered' corporation may exercise voting power with respect to 'control shares' (as defined therein), the shareholders of the corporation must have approved such exercise by a vote of (i) a majority of all outstanding voting power, and (ii) a majority of outstanding 'disinterested shares' (as defined therein). The control-share provisions do not apply to certain specified transactions, including mergers or similar transactions effected in compliance with the statute and to which the registered corporation is a party, such as the Merger.

     The BCL also contains a disgorgement statute, codified in Subchapter 25H, which requires disgorgement to the corporation of profits by a 'controlling person' (defined generally to mean a person or group seeking a 20% voting interest or making a bid for control) on a trade in shares of the corporation during the 18 months following acquisition of 'controlling person' status, unless the shares involved were purchased more than 24 months before or 18 months after the acquisition of such status. The disgorgement provisions do not apply to certain transactions, including transactions consummated by the Company, such as the Merger.

     Article VI of the Company's Articles of Incorporation provides generally that, subject to a number of exclusions set forth therein, a controlling person or group (defined generally to mean a person or group which acquires at least 20% of the voting power to elect directors of the Company), upon becoming such, must give prompt notice to each shareholder of record and to the Company. The other shareholders are thereupon entitled to demand that the controlling person pay them the 'fair value' of their shares under procedures which are similar to those which apply to the exercise of dissenters rights in connection with mergers and other corporate transactions. Article VI does not apply to a control transaction that has been approved by (i) a majority vote of the directors not affiliated with the controlling person or group, and (ii) the affirmative vote or consent of the holders of Common Shares entitled to cast a majority of the votes which all holders of Common Shares, voting as a single class, are entitled to cast thereon.

     Article VII of the Company's Articles of Incorporation generally prohibits the Company from engaging in any 'business combination,' which is broadly defined, with an 'interested shareholder' of the Company (defined generally to mean a person or group which acquires at least 20% of the voting power to elect directors of the Company) for a set period of time following the date on which the interested shareholder became such, unless, among other exceptions, the business combination or the purchase of stock by means of which the interested shareholder became such is approved in advance by the Company's Board of Directors. Since the Merger has been approved by the Company's Board of Directors, Article VII does not apply to the Merger.

CERTAIN OTHER EFFECTS OF THE MERGER

     If the Merger is consummated, the Company's shareholders will not have an opportunity to continue their equity interest in the Company as an ongoing corporation and therefore will not share in future earnings and growth of the Company.

     If the Merger is consummated, public trading of the Common Shares will cease, the Common Shares will cease to be listed on the American Stock Exchange, and the registration of the Common Shares under the Exchange Act, will be terminated. See 'Additional Information -- Available Information' for information concerning the effect of the Merger on the Surviving Corporation's obligation to file periodic reports and other information with the Commission.

     For information concerning the income tax consequences of the Merger, see 'Federal Income Tax Consequences of the Merger.'

ANTITRUST MATTERS

     The Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, and the rules and regulations thereunder (the 'HSR Act') provide that certain acquisition transactions (including the Merger) may not be consummated unless certain information has been furnished to the Antitrust Division of the Department of Justice ('Justice') and the Federal Trade Commission (the 'FTC') and certain waiting period requirements have been satisfied. The required information was supplied by the Company and by Bailey on 2 May 1994 and the applicable waiting period under the HSR Act expired on 1 June 1994. The German law controlling the restraint against competition, called the Gesetz gegen Wettbewerbsbeschrankugen (the 'GWB'), provides that certain acquisition transactions (including the Merger) may not be consummated unless a pre-merger notification has been filed with the German Cartel Office, called the Bundeskartellamt (the 'BKartA'). The BkartA must communicate its intention to investigate a merger within one month of receipt of a pre-merger notification. The information was supplied by Bailey on 10 May 1994 and the applicable one-month waiting period under the GWB expired on 10 June 1994. At any time before or after the consummation of the Merger, Justice, the FTC, the GWB or some other person could seek to enjoin or rescind the Merger on antitrust grounds. See 'Conditions to Consummation of the Merger; Representations and Warranties; Certain Covenants.'

ACCOUNTING TREATMENT

     The Merger will be accounted for by Bailey as a 'purchase' for accounting and financial reporting purposes.

TERMS OF THE MERGER

     General. The Company has agreed in the Reorganization Agreement to submit the Merger Proposal to its shareholders for approval and adoption at a meeting to be held as soon as practicable in accordance with the BCL and the Company's Articles of Incorporation and Bylaws and, in connection therewith, prepare and file a proxy statement and cause the proxy statement to be mailed to the Company's shareholders as soon as practicable. If the Merger Proposal is approved and adopted by the shareholders, and the other conditions contained in the Reorganization Agreement are satisfied or waived, Acquisition will be merged with and into the Company. Upon the filing of Articles of Merger, or at such later time as specified in such filing, each outstanding Common Share, other than shares held by shareholders of the Company who have properly exercised their dissenters rights under applicable law, will be converted into the right to receive $24.25 in cash, without interest, and each share of common stock of Acquisition will be converted into one Common Share of the Company. The obligations of the Company, Bailey and Acquisition to effect the Merger are subject to the fulfillment of certain conditions set forth in the Reorganization Agreement, including the approval and adoption of the Merger Proposal by the majority of votes cast by the holders of the outstanding Common Shares of the Company. See 'Conditions to Consummation of the Merger; Representations and Warranties; Certain Covenants.'

     The terms of the Merger are set forth in the Reorganization Agreement and the Plan of Merger which appear as Annex A to this Proxy Statement, and the description of the Merger Proposal contained herein is qualified in its entirety by reference to the Reorganization Agreement and the Plan of Merger. Shareholders are urged to review the Reorganization Agreement and the Plan of Merger carefully.

     Amendments. The Reorganization Agreement may be amended at any time before or after shareholder approval by written agreement of Bailey, Acquisition and the Company, except that after approval of the Merger by the shareholders of the Company, no amendment may be made, without the further approval of the shareholders of the Company, which either decreases the amount of cash to which the shareholders of the Company are entitled pursuant to the Reorganization Agreement or otherwise materially adversely affects the shareholders of the Company.

CONDITIONS TO CONSUMMATION OF THE MERGER; REPRESENTATIONS AND WARRANTIES; CERTAIN COVENANTS

     Conditions to Consummation of the Merger. Under the Reorganization Agreement, the obligations of the Company, Bailey and Acquisition to effect the Merger are subject to the satisfaction, on or before the Effective Time, of certain conditions or the waiver thereof. Among such conditions are that (a) the Reorganization Agreement, the Plan of Merger and the Merger shall have been approved and adopted by the requisite vote of the holders of the outstanding Common Shares in accordance with the BCL and the Company's Articles of Incorporation and Bylaws; (b) no order, decree, ruling or other action of a court or governmental agency of competent jurisdiction, restraining, enjoining or otherwise prohibiting the Merger, shall be in effect; and (c) the waiting periods under the HSR Act and its counterpart provisions under German law shall have terminated or early termination thereof shall have been granted or all approvals required in connection therewith, if any, shall have been obtained.

     Under the Reorganization Agreement, the obligations of Bailey and Acquisition to effect the Merger are also subject to each of the following conditions: (a) the aggregate number of Dissenting Shares (as defined in the Plan of Merger) shall not exceed 10% of the outstanding Common Shares; (b) the representations and warranties of the Company contained in the Reorganization Agreement shall be true in all material respects at and as of the closing date (except to the extent that such representation and warranty speaks as of another date) and no material adverse change shall have occurred to the business, financial condition, property or prospects of the Company taken as a whole since 31 December 1993 provided that payment of the break-up fee to Moorco and the loss reflected on the 28 February 1994 consolidated income statement of the Company and the subsidiaries for the two months then ended shall not be included in any determination of a material adverse change; (c) in a manner reasonably satisfactory to the parties, (i) Jay H. Tolson and E. Joseph Hochreiter ('Tolson and Hochreiter') shall expressly indemnify the Company, Bailey and Acquisition from any and all liability arising out of or related to the issuance on 30 September 1993 of Company warrants, which indemnity will be secured by the deposit of $10,000,000 received by them in the Merger into an interest bearing escrow account at Mellon Bank, N.A to be invested in U.S. Treasury obligations having maturities of not more than five years, (ii) Tolson and Hochreiter expressly shall waive any indemnities running to them from the Company, by contract (including, without limitation, the Reorganization Agreement), charter, by-law or otherwise for any liability arising out of or connected with the issuance of such warrants, and (iii) Bailey shall agree that the Company shall pay the reasonable defense costs and expenditures incurred in connection with the defense of any claim or action relating to such warrants up to the $500,000 self-insured retention under the Company's directors and officers' liability insurance policy and will work with Tolson and Hochreiter on a best efforts basis to secure coverage for any additional expenditures from the directors and officers' insurance carrier (the 'Tolson and Hochreiter Conditions'); and (d) the Company shall have complied in all material respects with its covenants regarding the treatment of its foreign subsidiaries. See 'Certain Covenants.' In order to induce Bailey to enter into the transactions contemplated by the Reorganization Agreement, Messrs. Tolson and Hochreiter entered into a Memorandum Agreement dated 13 April 1994 with the Company pursuant to which Messrs. Tolson and Hochreiter agreed to accept and be bound by the Tolson and Hochreiter Conditions and to execute such further documents as may be reasonably requested by the Company or Bailey to effect the fulfillment of the Tolson and Hochreiter Conditions. See 'Additional Information -- Legal Proceedings.'

     Representations and Warranties. The representations and warranties of the Company and of Bailey and Acquisition contained in the Reorganization Agreement include various representations and warranties typical in such agreements and are included in Sections 2.01 and 2.02, respectively, of the Reorganization Agreement, a copy of which is included in this Proxy Statement as Annex A.

     Certain Covenants. The Company, Bailey and Acquisition covenanted to certain matters in the Reorganization Agreement including, among others, the following:

          Conduct of Business by the Company Pending the Merger. The Reorganization Agreement provides that between the date of the Reorganization Agreement and the Effective Time, unless Bailey and the Company shall otherwise agree in writing or except as otherwise expressly contemplated by the Reorganization Agreement, (a) the Company shall use its reasonable best efforts to maintain its relationships with its suppliers and customers and, if and as requested by Bailey or Acquisition, (i) the Company shall make reasonable arrangements as reasonably requested by Bailey or Acquisition for representatives of Bailey or Acquisition to meet with customers and suppliers of the Company and (ii) the Company shall schedule, and the management of the Company shall participate in, meetings of the representatives of Bailey or Acquisition with employees of the Company; (b) the Company shall not make any new commitments for capital expenditures in excess of $100,000 individually or $500,000 in the aggregate, except for expenditures for maintenance of capital assets in the ordinary course of its business consistent with past practice; (c) the Company shall not otherwise conduct its business except in the ordinary course consistent with past practice; and (d) the Company shall obtain (i) agreements in form and substance reasonably satisfactory to Bailey from holders of all Company stock options and holders of all Company warrants to cancel such options and warrants in accordance with Section 3(d) of the Plan of Merger, and (ii) an agreement in form and substance reasonably satisfactory to Bailey from Hochreiter waiving any and all rights Mr. Hochreiter has or may have, by virtue of the transactions contemplated by the Reorganization Agreement, to receive the severance payment described in his Employment Agreement. See 'Conflicts of Interest.' The Company has also agreed to certain additional restrictions with respect to the conduct of its business prior to the Effective Time, as set forth in Section 3.02 of the Reorganization Agreement.

          Inquiries and Negotiations. Pursuant to, and except as otherwise provided in, the Reorganization Agreement, the Company agreed on the date of the Reorganization Agreement, immediately to cease and cause to be terminated any existing activities, discussions or negotiations with any parties in respect of the acquisition of all or any substantial part of the business and properties of the Company (an 'Acquisition Transaction'). The Company agreed in the Reorganization Agreement that it would not, and would not permit its officers, employees, representatives or agents to (a) solicit or initiate discussions or negotiations with, or provide any nonpublic information to, any person other than Bailey or its affiliates concerning an Acquisition Transaction, or (b) otherwise solicit, initiate or encourage inquiries or the submission of any proposal contemplating an Acquisition Transaction. The Company also agreed in the Reorganization Agreement to communicate promptly to Bailey the terms of any inquiry or proposal which it may receive in respect of an Acquisition Transaction. The Reorganization Agreement permits the Company to (i), if advised in writing by counsel to be required by fiduciary obligations under applicable law, provide nonpublic information to, and participate in negotiations with, a person who has made a bona fide offer to effect an Acquisition Transaction for an all cash purchase price in excess of the Merger Price and (b) accept an offer for an Acquisition Transaction which the Board of Directors of the Company, on the advice in writing of its financial advisor, believes is more favorable to the Company or to its shareholders than the Merger contemplated by the Reorganization Agreement.

          Bailey Loan to the Company. Pursuant to the Reorganization Agreement, Bailey loaned the Company $5.3 million, which was to be used by the Company to pay a portion of the termination fee to Moorco under the Moorco Agreement. See 'Background of the Merger' and 'Additional Information -- Legal Proceedings.' The Company's obligation to repay the loan is evidenced by a promissory note (the 'Note'), on which interest will accrue from the date of the loan until the Note is paid in full at the annual rate of 9 1/2 percent. The Company's obligations to pay the Note are secured by a perfected security interest in certain of the Company's United States assets. The Note and the security interests are, in all respects, subordinated to the right of all other secured lenders to the Company. If the Reorganization Agreement is terminated by the Company or Bailey pursuant to its terms, then the due date of the Note will be ten business days after the date of such termination, provided that if the Reorganization Agreement is terminated as a result of conditions or circumstances beyond the Company's control, or because Bailey or Acquisition shall have failed to comply in any material respect with any of the covenants or agreements contained in the Reorganization Agreement and such failure has not been cured within 30 days after receipt of notice thereof, then the Note will be payable in three annual equal installments on 13 April 1995, 1996 and 1997 and accrued interest will be payable with each annual installment. The failure to obtain shareholder approval of the Merger shall be deemed to be within the Company's control and, as a result, termination of the Reorganization Agreement because of a failure of that condition will not extend the due date beyond ten business days after termination. If the Reorganization Agreement is not terminated, then the due date will be such date after the Effective Time as Bailey may select.

          Foreign Subsidiaries. Following approval of the Reorganization Agreement by the shareholders of the Company and immediately prior to the Effective Time, Bailey shall have the right to cause such of its affiliates as it shall select to purchase the non-United States subsidiaries of the Company and, if Bailey so elects, the Company shall sell or otherwise cause such subsidiaries of the Company to be sold to such affiliates of Bailey on such terms and in such manner as Bailey shall select provided that (a) such purchase and sale transactions do not have an adverse effect on the Company, and (b) no such transaction will be deemed to constitute a breach of any representation, warranty, or covenant of the Company contained in the Reorganization Agreement.

          Company Stock Options. The Company agreed in the Reorganization Agreement to grant no additional options, warrants or similar rights. Under the Plan of Merger, immediately prior to the Effective Time, each outstanding Company stock option and warrant, whether or not then vested or exercisable, shall become exercisable in full, and shall then be canceled, and the holder thereof shall be entitled to receive from the Company immediately prior to the Effective Time an amount equal to the excess of
     (i) the Merger Price multiplied by the number of Common Shares subject to the stock option or warrant, over (ii) the exercise price of the stock option or warrant multiplied by the number of Common Shares subject thereto. See 'Conflicts of Interest.'

TERMINATION; FEES AND EXPENSES; PLANS OF THE COMPANY IN EVENT MERGER IS NOT CONSUMMATED

     Termination. The Reorganization Agreement may be terminated and the Merger abandoned at any time prior to the Effective Time, before or after the approval by the shareholders of the Company, (a) by mutual consent of the Boards of Directors of the Company, Bailey and Acquisition; (b) by the Company, Bailey or Acquisition if the Merger shall not have been consummated on or before 13 October 1994, or such later date as may be mutually agreed to by the parties;
(c) by the Company, Bailey or Acquisition if any court or governmental agency of competent jurisdiction shall have issued an order, decree or ruling or taken any other action restraining, enjoining or otherwise prohibiting the Merger and such order, decree, ruling, or other action shall have become final and nonappealable; (d) by the Company if Bailey or Acquisition shall have failed to comply in any material respect with any of the covenants or agreements contained in the Reorganization Agreement and such failure has not been cured within 30 days after receipt of notice thereof; (e) by the Company if the Board of Directors of the Company shall have withdrawn or modified in a manner adverse to Bailey or Acquisition its approval or recommendation of the Merger in order to approve an Acquisition Transaction with a third party; (f) by Bailey and Acquisition if the Company shall have failed to comply in any material respect with any of the covenants or agreements contained in the Reorganization Agreement and such failure has not been cured within 30 days after receipt of notice thereof; (g) by Bailey and Acquisition if any condition to the Merger, as set out in the Reorganization Agreement, to the obligations of Bailey and Acquisition has not been satisfied for any reason; or (h) by Bailey and Acquisition if the Board of Directors of the Company shall not recommend to its shareholders the approval of the Reorganization Agreement, or shall withdraw or modify in a manner adverse to Bailey or Acquisition its approval or recommendation of the Merger, or shall take any other action to facilitate an Acquisition Transaction with a third party.

     Termination Fees. If the Company terminates the Reorganization Agreement in order to approve an Acquisition Transaction with any third party, or if Bailey and Acquisition terminate the Reorganization Agreement because the Board of Directors of the Company has not recommended to its shareholders the approval of the Reorganization Agreement, or if the Board of Directors of the Company has withdrawn or modified in a manner adverse to Bailey or Acquisition its approval or recommendation of the Merger or has taken any other actions to facilitate an Acquisition Transaction with any third party, then the Company shall, within ten business days following the termination of the Reorganization Agreement, pay Bailey a termination fee payable in cash of approximately $5.6 million.

SOURCE AND AMOUNT OF FUNDS

     Bailey will require approximately $157 million to pay the Merger Price for all of the outstanding Common Shares of the Company and to pay for the cancellation of all outstanding Company stock options and warrants. Bailey has executed a commitment letter with Chemical Bank to provide the financing necessary for Bailey and Acquisition to complete the Merger.

FEDERAL INCOME TAX CONSEQUENCES OF THE MERGER

     THE DISCUSSION SET FORTH BELOW CONCERNING FEDERAL INCOME TAX CONSEQUENCES TO A PARTICULAR SHAREHOLDER MAY VARY DEPENDING UPON SUCH SHAREHOLDER'S PARTICULAR CIRCUMSTANCES. FOR EXAMPLE, THE FOLLOWING DISCUSSION MAY NOT BE APPLICABLE TO A SHAREHOLDER WHO ACQUIRED COMMON SHARES PURSUANT TO THE EXERCISE OF STOCK OPTIONS OR OTHERWISE AS COMPENSATION. EACH SHAREHOLDER IS URGED TO CONSULT SUCH SHAREHOLDER'S OWN TAX ADVISOR WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO SUCH SHAREHOLDER OF THE MERGER OR THE EXERCISE OF DISSENTERS APPRAISAL RIGHTS, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAXES.

     Exchange of Common Shares pursuant to the Merger (and the receipt of cash in respect of the exercise of dissenters appraisal rights) will be taxable transactions for federal income tax purposes under the Internal Revenue Code of 1986, as amended, and may also be taxable transactions under applicable state, local and other tax laws. For federal income tax purposes, each holder of Common Shares whose shares are exchanged in the Merger will generally recognize gain or loss equal to the difference between the amount of cash received by such shareholder in the Merger and such shareholder's tax basis in such shares. Gain or loss recognized will be treated as a long-term capital gain or loss if the Common Shares are held as capital assets and if the Common Shares exchanged have a holding period of more than one year at the Effective Time.

     If a noncorporate shareholder recognizes a capital loss in connection with the sale of Common Shares, the shareholder may offset such capital loss against any other capital gains realized by such shareholder in the taxable year and against up to $3,000 of such shareholder's ordinary income (for individuals filing joint returns). Any excess loss may be carried forward indefinitely. A corporate shareholder may use a capital loss recognized in connection with the Merger to offset any capital gains realized by it in the same taxable year but not to offset ordinary income. Any unused capital loss of a corporation may generally be carried back to its three preceding taxable years and then, to the extent unused, forward for five succeeding taxable years, in each case to offset capital gains, if any.

DISSENTERS APPRAISAL RIGHTS

     For purposes of this section, the term 'Company' will be deemed to also refer to the Surviving Corporation with respect to actions taken after the Effective Time.

     Pursuant to the Plan of Merger and the BCL, the owners of Common Shares will have dissenters rights in connection with the Merger under BCL Subchapter 15D (hereinafter 'Subchapter 15D'), a copy of which is included in this Proxy Statement as Annex C, and may object to the Merger Proposal and demand in writing that the Company pay the fair value of their Common Shares.

     Failure by any dissenting shareholder to comply with any procedure required by Subchapter 15D may cause a termination of such shareholder's dissenters rights. The Company will not give any notice of the following requirements other than as described in this Proxy Statement and as required by the BCL.

     A holder of record of Common Shares may assert dissenters rights as to fewer than all of the Common Shares registered in such holder's name only if the holder dissents with respect to all the Common Shares beneficially owned by any one person and discloses the name and address of the person or persons on whose behalf the holder dissents. In that event, the holder's rights shall be determined as if the shares as to which the holder has dissented and the other shares were registered in the names of different holders. A beneficial owner of Common Shares who is not also the record holder of such shares may assert dissenters rights with respect to shares held on the owner's behalf and shall be treated as a dissenting shareholder under the terms of Subchapter 15D if the beneficial owner submits to the Company not later than the time of filing the Notice of Intention to Dissent (as defined below) a written consent of the record holder. Such beneficial owner may not dissent with respect to some but less than all Common Shares of the same class or series so owned.

     Holders of Common Shares (or beneficial owners thereof as provided above) who follow the procedures of Subchapter 15D as outlined below will be entitled to receive from the Company the fair value of their Common Shares immediately before the Effective Time, taking into account all relevant factors but excluding any appreciation or depreciation in anticipation of the effectuation of the Plan of Merger. Holders of Common Shares (or a beneficial owner thereof) who elect to exercise their dissenters rights must comply with all of the following procedures to preserve those rights.

     Holders of Common Shares (or beneficial owners thereof) who wish to exercise dissenters rights must file a written notice of intention to demand the fair value of their Common Shares if the Merger is effectuated (the 'Notice of Intention to Dissent'). Such dissenters must file the Notice of Intention to Dissent with the Secretary of the Company prior to the vote by shareholders on the Merger Proposal; they must make no change in their beneficial ownership of Common Shares from the date of such filing until the Effective Date; and they must refrain from voting their Common Shares for the adoption of the Merger Proposal. The Notice of Intention to Dissent must be in addition to and separate from any proxy or vote against the Merger Proposal.

     If the Merger Proposal is approved by the required vote at the Special Meeting, the Company will mail a notice (the 'Notice of Approval') to all dissenters who filed a Notice of Intention to Dissent prior to the vote on the Merger Proposal and who refrained from voting for the adoption of the Merger Proposal. The Company expects to mail the Notice of Approval promptly after effectuation of the Merger. The Notice of Approval will state where and when (the 'Demand Deadline') a demand for payment must be sent and certificates for Common Shares must be deposited in order to obtain payment; it will supply a form for demanding payment (the 'Demand Form') which includes a request for certification of the date on which the holder, or the person on whose behalf the holder dissents, acquired beneficial ownership of Common Shares; and it will be accompanied by a copy of Subchapter 15D. Dissenters must ensure that the Demand Form and their certificates for Common Shares are received by the Company on or before the Demand Deadline. All mailings to the Company are at the risk of the dissenter. However, the Company recommends that the Notice of Intention to Dissent, the Demand Form and the holder's stock certificates be sent by certified mail.

     Any holder (or beneficial owner) of Common Shares who fails to file a Notice of Intention to Dissent, fails to complete and return the Demand Form, or fails to deposit stock certificates with the Company, each within the time periods provided above, will lose the holder's (or beneficial owner's) dissenters rights under Subchapter 15D. A dissenter will retain all rights of a shareholder, or beneficial owner, as the case may be, until those rights are modified by effectuation of the Plan of Merger.

     Upon timely receipt of the completed Demand Form, the Company is required by the BCL either to remit to dissenters who have returned the Notice of Intention to Dissent and the completed Demand Form and have deposited their certificates, the amount the Company estimates to be the fair value for their shares or to give written notice that no such remittance will be made. The Company does not intend to make payment of any part of the amounts payable to dissenters until the fair value of the Common Shares affected by the Merger has been finally determined. The remittance or notice will be accompanied by:

          (1) the closing balance sheet and statement of income of the Company for the fiscal year ended 31 December 1993, together with the latest available interim financial statements;

          (2) a statement of Company's estimate of the fair value of the Common Shares (which will be the $24.25 per share Merger Price); and

          (3) a notice of the right of the dissenter to demand payment or supplemental payment, as the case may be, accompanied by a copy of Subchapter 15D.

     If the Company does not remit the amount of its estimate of the fair value of the Common Shares, it will return any certificates that have been deposited, and may make a notation on any such certificates that a demand for payment in accordance with Subchapter 15D has been made. If shares carrying such notation are thereafter transferred, each new certificate issued therefor may bear a similar notation, together with the name of the original dissenting holder or owner of such shares. A transferee of such shares will not acquire by such transfer any rights in the Company other than those which the original dissenter had after making demand for payment of their fair value.

     After the Company gives notice of its $24.25 estimate of the fair value of the shares as provided above, without remitting that amount, and the dissenter believes that the Merger Price is less than the fair value of the shares, the dissenter may send to the Company the dissenter's own estimate (the 'Holder's Estimate') of the fair value of the shares as contemplated by BCL Section1578, which will be deemed a demand for payment of the amount of the deficiency. If a dissenter does not file a Holder's Estimate within 30 days after the mailing by the Company of its remittance or notice, the dissenter will be entitled to no more than the Merger Price.

     If, within 60 days after the Effective Time or after the timely receipt by the Company of any Holder's Estimate, whichever is later, any demands for payment remain unsettled, the Company may file in the Court of Common Pleas of Bucks County, Pennsylvania an application for relief requesting that the fair value of the Common Shares be determined by the court. There is no assurance that the Company will file such an application. All dissenters, wherever residing, whose demands have not been settled will be made parties to any such appraisal proceeding. The court may appoint an appraiser to receive evidence and recommend a decision on the issue of fair value. Each dissenter who is made a party will be entitled to recover the amount by which the fair value of the dissenter's Common Shares is found to exceed the amount, if any, previously remitted, plus interest. Interest shall be payable from the Effective Date until the date of payment at such rate as is fair and equitable under all the circumstances, taking into account all relevant factors, including the average rate currently paid by the Company on its principal bank loans. If the Company fails to file an application for relief, any dissenter who has made a demand and who has not already settled the dissenter's claim against the Company may do so in the name of the Company at any time within 30 days after the expiration of the 60-day period. If a dissenter does not file an application within the 30-day period, each dissenter entitled to file an application shall be paid the Merger Price and no more, and may bring an action to recover any amount not previously remitted.

     The costs and expenses of such court proceedings, including the reasonable compensation and expenses of the appraiser appointed by the court, will be determined by the court and assessed against the Company, except that any part of the costs and expenses may be apportioned and assessed as the court deems appropriate against all or some of the dissenters who are parties and whose action in demanding supplemental payment the court finds to be dilatory or in bad faith. Fees and expenses of counsel and of experts for the respective parties may be assessed as the court deems appropriate against the Company, and in favor of any or all dissenters, if the Company fails to comply substantially with the requirements of Subchapter 15D. Such fees and expenses may be assessed against either the Company or a dissenter, if the court finds that the party against whom the fees and expenses are assessed acted in bad faith or in a dilatory manner. If the court finds that the services of counsel for any dissenter were of substantial benefit to other dissenters similarly situated and should not be assessed against the Company, it may award such counsel reasonable fees to be paid out of the amounts awarded to the dissenters who were benefitted.

     Under the BCL, a shareholder of the Company has no right to obtain, in the absence of fraud or fundamental unfairness, an injunction against the Merger, nor any right to valuation and payment of the fair value of the holder's shares because of the Merger, except to the extent provided by the dissenters rights provisions of Subchapter 15D. The BCL also provides that absent fraud or fundamental unfairness, the rights and remedies provided by Subchapter 15D are exclusive.

     The foregoing description of the rights of dissenters under Subchapter 15D should be read in conjunction with Annex C to this Proxy Statement, and is qualified in its entirety by the provisions of Subchapter 15D.

                             ADDITIONAL INFORMATION

LEGAL PROCEEDINGS

     In December 1991, a putative class action and derivative action was commenced in the United States District Court for the Eastern District of Pennsylvania against, as the complaint was amended in February 1992, the Company, Jay H. Tolson, Geoffrey H. Sayer, and almost all of the persons who are now, or were at any time on or after 1 January 1989, directors of the Company. The suit (the 'Federal Action') was brought by two Company shareholders, Howard Weiner and Lepow Equities Corporation, on behalf of a class consisting of all persons who purchased Company stock after 1 January 1989, and, derivatively, on behalf of the Company against the named individual defendants. The class action claims were dismissed on 17 March 1993. The settlement of the derivative claims was approved by the Court after a hearing on 3 June 1994. The settlement provides for a settlement fund of $850,000 which the Company is to receive after payment of counsel fees and expenses. Of the $850,000, approximately $550,000 will be paid by the Company's directors' and officers' insurance carrier. The settlement also provides for certain non-monetary relief requiring, among other things, that a majority of the Board of Directors and a majority of all committees of the Board consist of outside directors for a period of three years. The terms of the settlement will not have a material impact on the Company's operations or financial condition.

     On 30 September 1993, the Company entered into and announced the Conversion and Warrant Agreements with Mr. Tolson and the Hochreiters. In response to the Company's announcement of those Agreements, a class action suit (the 'Bucks County Action') was filed on 6 October 1993 in the Court of Common Pleas of Bucks County challenging the Conversion and Warrant Agreements. The complaint in the Bucks County Action is asserted as a class action on behalf of all shareholders by shareholder Roger Copland. The defendants are the Company, Jay
H. Tolson and E. Joseph Hochreiter. The complaint alleges claims for breach of fiduciary duty against the individual defendants with respect to the Conversion and Warrant Agreements. Plaintiff seeks to enjoin the individual defendants from exercising the warrants and seeks rescission of the Conversion and Warrant Agreements. Discovery is ongoing in the Bucks County Action. Defendants have not yet responded to the complaint and expect to receive an amended complaint before a response (by way of answer, motion or preliminary objection) is filed.

     On 26 April 1994, the Company and Bailey filed suit against Moorco in the Court of Common Pleas of Bucks County (the 'Moorco/Bucks County Action'). On June 6, 1994, the Company and Bailey filed a First Amended Complaint for Declaratory Judgment seeking a declaration that the amount owed to Moorco pursuant to the termination fee provision of the Moorco Agreement is $4,558,637 and not the $7,310,796 sought by Moorco. The Company and Bailey also seek a declaration that, having validly terminated the Moorco Agreement, neither the Company nor Bailey has any further liability to Moorco pursuant to the Moorco Agreement or otherwise. On 30 June 1994, the Company and Bailey filed a second amended complaint in the Moorco/Bucks County Action (the 'Second Amended Complaint'). The Second Amended Complaint seeks a declaration regarding the proper amount of the termination fee, a declaration that Moorco forfeited the termination fee and a declaration as to the effect of termination. The Company and Bailey also filed a claim against Moorco for tortious interference and Bailey filed a claim against Moorco for defamation. In response to the Moorco/Bucks County Action, Moorco filed a complaint on 29 April 1994 in the United States District Court for the Southern District of Texas, Galveston Division (the 'Moorco/Texas Action'), alleging a breach of contract and seeking damages and injunctive relief to prevent the Company from selling any subsidiaries to Bailey. (The Reorganization Agreement provides for the sale of certain subsidiaries of the Company to affiliates of Bailey, at Bailey's option, following approval of the Reorganization Agreement by the shareholders of the Company. See 'The Merger -- Conditions to the Consummation of the Merger; Representations and Warranties; Certain Covenants') Moorco is asking the court to award it damages in the amount of $7,310,796 as the termination fee. The Company has moved to stay the Moorco/Texas Action pending resolution of the Moorco/Bucks County Action or, alternatively, to transfer the Moorco/Texas Action to the United States District Court for the Eastern District of Pennsylvania and has answered the complaint in the Moorco/Texas Action. At a hearing on 17 June 1994, the Moorco/Texas action was transferred sua sponte to the Southern District of Texas, Houston Division, where the pending motions will be decided.

     On 10 May 1994, counsel for the plaintiffs in the Bucks County Action filed a complaint in the United States District Court for the Eastern District of Pennsylvania (the 'Benninghoff Action') also challenging the Conversion and Warrant Agreements. The Benninghoff Action was filed as both a class action and a derivative action. The plaintiffs are different shareholders than the shareholder in the Bucks County Action. However, the named plaintiffs in both the Bucks County Action and the Benninghoff Action seek to represent the same class of shareholders. Messrs. Tolson and Hochreiter are the defendants in the Benninghoff Action; the Company is a nominal defendant on the derivative claims. On 21 June 1994, Messrs. Tolson and Hochreiter filed a motion to dismiss or stay the Benninghoff Action pending resolution of the Bucks County Action.

     On or about 2 June 1994, Moorco filed a suit against Bailey in the United States District Court for the Southern District of Texas, Galveston Division (the 'Moorco/Bailey Action'). In the Moorco/Bailey Action, Moorco has filed claims against Bailey arising out of the termination of the Moorco Merger Agreement, including claims for breach of the 'standstill' provision contained in the confidentiality agreement signed on behalf of Bailey and for tortious interference with contract and tortious interference with prospective business relations. Moorco seeks compensatory damages in the amount of $80,000,000 and unspecified punitive damages. On 16 June 1994 Bailey filed a motion to dismiss the Moorco/Bailey Action or, alternatively, to transfer it to the United States District Court for the Eastern District of Pennsylvania. At a hearing on 17 June 1994, the Moorco/Bailey action was transferred sua sponte to the Southern District of Texas, Houston Division where the pending motions will be decided. The Company is not a named defendant in the Moorco/Bailey Action and, notwithstanding the litigation, Bailey remains obligated to close the transaction in accordance with the Reorganization Agreement and has indicated that it intends to do so.

     In order to induce Bailey to enter into the transactions contemplated by the Reorganization Agreement, Messrs. Tolson and Hochreiter entered into a Memorandum Agreement dated 13 April 1994 with the Company pursuant to which Messrs. Tolson and Hochreiter agreed to accept and be bound by the Tolson and Hochreiter Conditions and to execute such further documents as may be reasonably requested by the Company or Bailey to effect the fulfillment of the Tolson and Hochreiter Conditions. See 'The Merger -- Conditions to Consummation of the Merger; Representations and Warrants; Certain Covenants.'

INDEPENDENT PUBLIC ACCOUNTANTS

     A representative of Arthur Andersen & Co., independent accountants and auditors of the Company's financial statements, is expected to be present at the Special Meeting, will have an opportunity to make a statement if such representative so desires and will be available to respond to appropriate questions.

AVAILABLE INFORMATION

     The Company is subject to the informational requirements of the Exchange Act, and in accordance therewith file periodic reports, proxy statements and other information with the Commission. Such reports, proxy statements and other information can be inspected at the public reference facilities maintained by the Commission at Room 1024, Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549 and at the Regional Offices of the Commission at the Northwest Atrium Center, Suite 1400, 500 West Madison Street, Chicago, Illinois 60661; and 7 World Trade Center, New York, New York 10048. In addition, copies of such materials may also be obtained at prescribed rates from the Public Reference Section of the Commission at its principal office at 450 Fifth Street, N.W., Washington, D.C. 20549.

     After the Effective Time, the Common Shares will cease to be traded on the American Stock Exchange. Moreover, the Surviving Corporation will be relieved of the obligation to file informational reports under the Exchange Act, such as proxy statements, and its officers, directors and more than 10% shareholders will be relieved of the reporting requirements under, and the 'short-swing' profit recapture provisions of, Section 16 of the Exchange Act.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

     The following documents filed by the Company with the Commission are incorporated herein by reference:

          1. Annual Report on Form 10-K for the year ended 31 December 1993;

          2. Report on Form 8-K filed with the Commission on 31 March 1994;

          3. Report on Form 8-K filed with the Commission on 21 April 1994;

          4. Form 10-K/A (Amendment No. 1) filed with the Commission on 28 April 1994; and

          5. Quarterly Report on Form 10-Q for the quarter ended 31 March 1994.

     All documents filed by the Company pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act after the date of this Proxy Statement and prior to the date of the Special Meeting shall be deemed to be incorporated by reference in this Proxy Statement and to be part hereof from the date of filing of such documents. Any statement contained in a document incorporated or deemed to be incorporated by reference herein shall be deemed to be modified or superseded for purposes of this Proxy Statement to the extent that a statement contained herein or in any other subsequently filed document which is also incorporated or deemed to be incorporated by reference herein modifies or supersedes such statement. Any such statement so modified or superseded shall not be deemed, except as so modified or superseded, to constitute a part of this Proxy Statement.

     These documents (without exhibits, unless such exhibits are specifically incorporated by reference into the information that this Proxy Statement incorporates by reference herein) are available without charge to each person, including each beneficial owner, to whom a copy of this Proxy Statement is delivered, upon written or oral request of such person and by first class mail or other equally prompt means within one business day of receipt of request. Requests should be directed to Fischer & Porter Company, 125 East County Line Road, Warminster, Pennsylvania 18974, telephone number: (215) 674-6000, attention: Secretary.

                                 OTHER MATTERS

     The Board of Directors of the Company does not intend to bring any other matters before the Special Meeting and does not know of any other matters that may be brought before the Special Meeting by others. If any other matter should come before the Special Meeting, the persons named in the enclosed proxy will have discretionary authority to vote the Common Shares thereby represented in accordance with their best judgment.

                                                                         ANNEX A
- - --------------------------------------------------------------------------------
- - --------------------------------------------------------------------------------

                      AGREEMENT AND PLAN OF REORGANIZATION

                                     AMONG

                            FISCHER & PORTER COMPANY

                      ELSAG BAILEY PROCESS AUTOMATION N.V.

                                      AND

                             EBPA ACQUISITION, INC.

                           DATED AS OF APRIL 13, 1994

- - --------------------------------------------------------------------------------
- - --------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                                                               PAGE
                                                                                                             ---------
                                                           ARTICLE I
                     PLAN OF REORGANIZATION................................................................        A-1
SECTION 1.01.        The Merger............................................................................        A-1
SECTION 1.02.        Conversion and Cancellation of Securities.............................................        A-1
SECTION 1.03.        Timing................................................................................        A-1

                                                           ARTICLE II
                     REPRESENTATIONS AND WARRANTIES........................................................        A-2
SECTION 2.01.        Representations and Warranties by F&P.................................................        A-2
SECTION 2.02.        Representations and Warranties by Buyer and Acquisition...............................        A-6

                                                          ARTICLE III
                     ADDITIONAL COVENANTS AND AGREEMENTS...................................................        A-7
SECTION 3.01.        Shareholder Approval..................................................................        A-7
SECTION 3.02.        Conduct of F&P's Business.............................................................        A-7
SECTION 3.03.        Other Agreements......................................................................        A-9
SECTION 3.04.        Inquiries and Negotiations............................................................        A-9
SECTION 3.05.        Notification of Certain Matters.......................................................        A-9
SECTION 3.06.        Access to Information.................................................................        A-9
SECTION 3.07.        Public Announcements..................................................................       A-10
SECTION 3.08.        Indemnification; Director's and Officer's Insurance...................................       A-10
SECTION 3.09.        Foreign Subsidiaries..................................................................       A-11
SECTION 3.10.        Buyer Loan to F&P.....................................................................       A-11

                                                           ARTICLE IV
                     CONDITIONS TO THE MERGER..............................................................       A-11
SECTION 4.01.        Conditions to the Merger Relating to Buyer and Acquisition............................       A-11
SECTION 4.02.        Conditions to the Merger Relating to F&P..............................................       A-12

                                                           ARTICLE V
                     TERMINATION AND ABANDONMENT...........................................................       A-12
SECTION 5.01.        Termination by Mutual Consent.........................................................       A-12
SECTION 5.02.        Termination by F&P, Buyer or Acquisition..............................................       A-13
SECTION 5.03.        Termination by F&P....................................................................       A-13
SECTION 5.04.        Termination by Buyer and Acquisition..................................................       A-13
SECTION 5.05.        Effect of Termination.................................................................       A-13
SECTION 5.06.        Amendment.............................................................................       A-13
SECTION 5.07.        Waiver................................................................................       A-13

                                                           ARTICLE VI
                     MISCELLANEOUS.........................................................................       A-14
SECTION 6.01.        Notices...............................................................................       A-14
SECTION 6.02.        Counterparts..........................................................................       A-14
SECTION 6.03.        Headings..............................................................................       A-14
SECTION 6.04.        No Survival of Representations or Warranties..........................................       A-14
SECTION 6.05.        Entire Agreement......................................................................       A-14
SECTION 6.06.        Cooperation...........................................................................       A-15
SECTION 6.07.        No Rights; Etc........................................................................       A-15
SECTION 6.08.        No Assignment.........................................................................       A-15
SECTION 6.09.        Governing Law.........................................................................       A-15
SECTION 6.10.        Consent to Jurisdiction; Etc..........................................................       A-15

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION, dated as of April 13, 1994 (the 'Agreement'), among FISCHER & PORTER COMPANY, a Pennsylvania corporation ('F&P'), ELSAG BAILEY PROCESS AUTOMATION N.V., a Dutch corporation ('Buyer'), and EBPA ACQUISITION, INC., a Pennsylvania corporation and an indirect wholly-owned subsidiary of Buyer ('Acquisition').

                              W I T N E S S E T H

       WHEREAS, the respective boards of directors of F&P, Buyer and Acquisition have each approved the acquisition of F&P by Buyer through a merger (the 'Merger') of Acquisition with and into F&P (Acquisition and F&P being sometimes hereinafter together referred to as the 'Constituent Corporations') in accordance with the provisions of this Agreement and the Plan of Merger set forth as Exhibit A hereto (the 'Plan of Merger'), in which outstanding shares of F&P common stock, par value $1.00 per share (the 'F&P Common Stock'), will be converted into the right to receive cash, without interest, in the amount of $24.25 (the 'Merger Price') per share.

     NOW, THEREFORE, in consideration of the mutual representations, warranties, covenants, agreements and conditions contained herein, and in order to set forth the terms and conditions of the Merger and the mode of carrying the same into effect, the parties hereto, intending to be legally bound, hereby agree as follows:

                                   ARTICLE I
                             PLAN OF REORGANIZATION

     SECTION 1.01. The Merger. At the Effective Time (as hereinafter defined), Acquisition shall be merged with and into F&P pursuant to this Agreement and the Plan of Merger and the separate corporate existence of Acquisition shall cease. F&P, as it exists from and after the Effective Time, is sometimes hereinafter referred to as the 'Surviving Corporation'.

     SECTION 1.02. Conversion and Cancellation of Securities. At the Effective Time, by virtue of the Merger and without any action on the part of Buyer, Acquisition, F&P or any holder of any shares of capital stock of F&P, the shares of capital stock of each of the Constituent Corporations shall be converted as set forth in the Plan of Merger.

     SECTION 1.03. Timing.

          (a) Shareholder Approval. F&P shall submit this Agreement, the Plan of Merger and the Merger to its shareholders for approval and adoption at a meeting to be held as soon as practicable and will use its best efforts to hold such meeting within 60 days in accordance with Section 3.01 hereof. In connection with such meeting, F&P shall take all steps as shall be necessary for the prompt preparation and filing by F&P of a proxy statement (the 'Proxy Statement'), as contemplated by Rules 14a-1 et. seq. under the Securities Exchange Act of 1934 (the 'Exchange Act'), with the Securities and Exchange Commission (the 'SEC') and shall use its best efforts to cause the Proxy Statement to be mailed to the holders of shares of F&P Common Stock as soon as practicable.

          (b) Closing and Effective Time. Subject to the Merger receiving all requisite shareholder approvals and subject to the provisions of this Agreement, the parties shall hold a closing (the 'Closing') on (i) the later of (A) the second business day following the meeting of the shareholders of F&P to consider and vote upon this Agreement, the Plan of Merger and the Merger and (B) the first business day on which the last of the conditions set forth in Article IV to be fulfilled prior to the Closing is fulfilled or waived or (ii) such other date as the parties hereto may agree (the 'Closing Date'), at 10:00 A.M. (local time) at the offices of Morgan, Lewis & Bockius, Philadelphia, Pennsylvania, or at such other time or place as the parties hereto may agree. On the Closing Date, Articles of Merger shall be filed with the Secretary of the Commonwealth of Pennsylvania in accordance with the provisions of the Pennsylvania Business Corporation Law of 1988 (the 'BCL'), and the Merger shall become effective upon such filing or at such later time on the Closing Date as may be specified in the filing with the Secretary of the Commonwealth of Pennsylvania (the 'Effective Time'). As a result of the Merger, the Surviving Corporation shall become an indirect wholly-owned subsidiary of Buyer at the Effective Time.

                                   ARTICLE II
                         REPRESENTATIONS AND WARRANTIES

     SECTION 2.01. Representations and Warranties by F&P. F&P represents and warrants to Buyer and Acquisition as follows:

          (a) Organization and Qualification. F&P and each of the F&P Subsidiaries (as hereinafter defined) is a corporation duly organized, validly existing and in good standing under the laws of its jurisdiction of incorporation and has all requisite corporate power and authority to own or lease and operate its properties and to carry on its business as it has been and now is being conducted, and is duly qualified as a foreign corporation to do business, and is in good standing, in each jurisdiction in which the nature of its business or the ownership or leasing of its properties makes such qualification necessary, except for such jurisdictions where the failure so to qualify would not have a material adverse effect on F&P and the F&P Subsidiaries taken as a whole. Schedule 2.01(a) hereto is an accurate and complete chart showing all of the corporations in which F&P owns directly or indirectly at least a majority of the issued and outstanding capital stock (collectively the 'F&P Subsidiaries'), the jurisdiction of incorporation of each such corporation and each of the owners of any of the capital stock of each such corporation. Except as set forth in Schedule 2.01(a) hereto, neither F&P nor any of the F&P Subsidiaries owns any equity interest in any corporation, partnership, joint venture or similar entity. Schedule 2.01(a) hereto also includes accurate and complete copies of the present Articles of Incorporation and Bylaws of F&P.

          (b) Capitalization.  The authorized capital stock of F&P consists of
     (i) 8,000,000 shares of F&P common stock, par value $1 per share (previously defined as the F&P Common Stock), (ii) 50,000 shares of F&P convertible exchangeable preferred stock, par value $100 per share (the 'F&P Preferred Stock'), (iii) 1,000,000 share of F&P series preference stock, par value $1 per share (the 'F&P Series Stock'), and (iv) 700,000 shares of F&P class B capital stock, par value $1 per share (the 'F&P Class B Stock'). At the close of business on March 17, 1994, 5,295,250 shares of F&P Common Stock were issued and outstanding and 13 shares of F&P Common Stock were held in treasury by F&P, and no shares of F&P Preferred Stock, F&P Series Stock or F&P Class B Stock were issued and outstanding. All of such issued and outstanding shares of F&P Common Stock were validly issued, and are fully paid and nonassessable and were issued in compliance with all applicable Federal and state securities laws. Since March 17, 1994, no shares of F&P Common Stock, F&P Preferred Stock, F&P Series Stock or F&P Class B Stock have been issued except for such, if any, as may have been issued pursuant to the options and warrants described in the next sentence. Except for options and warrants described in Schedule 2.01(b) hereto, as of March 17, 1994 there were no options, warrants, calls, agreements or other rights to purchase or otherwise acquire from F&P or any of the F&P Subsidiaries at any time, or upon the happening of any stated event, any shares of the capital stock of F&P or any of the F&P Subsidiaries, whether or not presently issued or outstanding, and no such options, warrants, calls, agreements or other rights to purchase or otherwise acquire have been granted or awarded since March 17, 1994.

          (c) Authority Relative to Agreements. F&P has all requisite corporate power and authority to execute and deliver this Agreement and the agreements and instruments to be executed and delivered by F&P in connection herewith (collectively, the 'Other F&P Agreements') and, subject only to the requisite approval of its shareholders, the requisite approval to perform its obligations hereunder and thereunder. This Agreement has been approved the Board of Directors of F&P. The execution and delivery of this Agreement and the Other F&P Agreements by F&P and the consummation by F&P of the transactions contemplated hereby and thereby have been duly authorized by the Board of Directors of F&P and, except for the approval and adoption of this Agreement, the Plan of Merger and the Merger by its shareholders, no other corporate proceedings on the part of F&P are necessary to authorize the Merger and the other transactions contemplated hereby and thereby. This Agreement has been, and each Other F&P Agreement will be, duly executed and delivered by F&P and, subject only to the requisite approval of its shareholders, this Agreement constitutes, and each Other F&P Agreement when executed and delivered will constitute, a valid and binding obligation of F&P, enforceable against F&P in accordance with its terms.

          (d) Lack of Conflict With Other Agreements. The execution and delivery of this Agreement and the Other F&P Agreements by F&P and the consummation by F&P of the transactions contemplated hereby and thereby will not (i) conflict with any provision of the Articles of Incorporation or Bylaws of F&P or (ii) except for agreements between F&P or any of the F&P Subsidiaries and its or their lenders, result in any violation of or default or loss of a benefit under, or permit the acceleration of any obligation under, any mortgage, indenture, lease, agreement or other instrument, permit, concession, grant, franchise, license, judgment, order, decree, statute, law, ordinance, rule or regulation applicable to F&P or any of the F&P Subsidiaries, which violation, default, loss or acceleration would have a material adverse effect on F&P and the F&P Subsidiaries, taken as a whole.

          (e) Consents. No consent, approval, order or authorization of, or registration, declaration or filing with, any Federal, state, local or foreign governmental or regulatory authority is required to be obtained or made by F&P in connection with the execution and delivery of this Agreement or the Other F&P Agreements by F&P or the consummation by F&P of the transactions contemplated hereby and thereby, except for (i) filings pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated by the SEC thereunder, (ii) the filing of a premerger notification and the expiration or early termination of the waiting period required by the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (the 'HSR Act'), (iii) the filing of a notification with the German Federal Cartel Office, (iv) as described in Schedule 2.01(e) hereto and (v) the filing of Articles of Merger with the Secretary of the Commonwealth of Pennsylvania.

          (f) SEC Filings. F&P has made available to Buyer and Acquisition a true and complete copy of each report, schedule, registration statement and definitive proxy statement filed by F&P with the SEC since January 1, 1990 (together referred to as the 'SEC Filings'). As of their respective dates, the SEC Filings did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except, in the case of any SEC Filing, any statement or omission therein which has been corrected or otherwise disclosed or updated in a subsequent SEC Filing. The financial statements of F&P included in the SEC Filings have been prepared in accordance with generally accepted accounting principles applied on a consistent basis (except as may be indicated therein or in the notes thereto) and fairly present the financial position of F&P as at the dates thereof and the results of its operations and changes in financial position for the periods then ended, subject, in the case of the unaudited interim financial statements, to the omission of footnote information and to normal year-end audit adjustments. Except as disclosed in the SEC Filings or on Schedule 2.01(f) hereto and except for liabilities incurred since December 31, 1993 in the ordinary course of business, as of the date hereof neither F&P nor any of the F&P Subsidiaries has any liabilities or obligations due or to become due, whether absolute, accrued, contingent or otherwise which are material to F&P and the F&P Subsidiaries taken as a whole.

          (g) F&P has furnished to Buyer its balance sheet as of December 31, 1993, together with a statement of income for the year then ended (the 'Financial Statements'). The Financial Statements have been prepared in accordance with generally accepted accounting principles applied on a consistent basis (except as may be indicated therein or in the notes thereto) and fairly present the financial position of F&P as of December 31, 1993 and the results of its operations and changes in financial position for the year then ended.

          (h) Proxy Statement. None of the information included in the Proxy Statement (as amended or supplemented) will, at the time the proxy statement is mailed or at the time of the meeting of shareholders to which the Proxy Statement relates, contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representation or warranty is made with respect to information relating to Buyer or Acquisition supplied by Buyer or Acquisition for inclusion in the Proxy Statement. The Proxy Statement will comply in all material respects, as to form and otherwise, with the requirements of the Exchange Act and the rules and regulations promulgated by the SEC thereunder.

          (i) Litigation. There is no action, suit or proceeding pending, or to the knowledge of F&P threatened against F&P or any of the F&P Subsidiaries, which if determined or resolved adversely to F&P or any of the F&P Subsidiaries is reasonably likely to have a material adverse effect on F&P and the F&P Subsidiaries, taken as a whole. In respect of the Civil Action 92-7822 in the United States District Court for the Eastern District of Pennsylvania ('Court'), F&P represents and warrants that (i) there were only two objectors to the settlement agreement reached among the parties in June 1993, (ii) the parties have reached a new settlement agreement (a copy of which was provided to Buyer by F&P under cover of letter dated February 18, 1994), (iii) the settlement agreement has been approved by F&P's insurers who have agreed to contribute not less than $522,273.05 toward the settlement and has been submitted to the Court for preliminary approval, and (iv) as of the date hereof, F&P has not been advised that the original objectors, the Court or any other F&P shareholders will raise any material objection to the new settlement agreement or that F&P's insurers will withdraw their approval of same.

          (j) Employee Benefit Plans. Schedule 2.01(j) hereto lists all employee benefit plans, contracts, agreements or arrangements sponsored, maintained or contributed to by F&P or any of its United States subsidiaries (collectively, the 'Employee Benefit Plans') including without limitation all employment, pension, retirement, deferred compensation, incentive, bonus, profit-sharing, stock purchase, stock option, performance share, stock appreciation right, phantom stock, life insurance, death or survivor's benefit, health insurance, sickness, disability, medical, surgical, hospital, severance, layoff or vacation plans, contracts, agreements or arrangements. Accurate summaries of the material benefits provided under all Employee Benefit Plans have been delivered or made available to Buyer and Acquisition. Except as described in Schedule 2.01(j) hereto, (i) neither F&P nor any of its subsidiaries has incurred any obligation to contribute any material amount to any multi-employer plan, as defined in Section 3(37) of the Employee Retirement Income Security Act of 1974, as amended ('ERISA'), (ii) neither F&P nor any of its subsidiaries has incurred any material liability under Title IV of ERISA arising in connection with the termination of, or complete or partial withdrawal from, any plan covered or previously covered by Title IV of ERISA, and (iii) each Employee Benefit Plan, and each other employee benefit plan described in
     Section 3(3) of ERISA and maintained by F&P and the F&P Subsidiaries, is in compliance with all applicable laws and regulations in all material respects.

          (k) Brokers. Except for the arrangement regarding CS First Boston heretofore disclosed to Buyer, no broker, finder or investment banker is entitled to any brokerage, finder's or other fee or commission in connection with the Merger based upon arrangements made by or on behalf of F&P.

          (l) Environmental Matters.

             (1) F&P is not subject to any existing or pending (or to the knowledge of F&P threatened) action, suit, investigation, inquiry or proceeding by any governmental authority or private party under, or is currently in violation of, or subject to, any remedial obligation under, any environmental law except for (i) violations or obligations that would not have, either individually or in the aggregate, a material adverse effect on the business, prospects, results of operations or condition (financial or otherwise) of F&P, taken as a whole, and (ii) actions, suits, investigations, inquiries or proceedings that, if adversely determined, would not have, either individually or in the aggregate, a material adverse effect on the business, prospects, results of operations or condition (financial or otherwise) of F&P, taken as a whole; and

             (2) all environmental notices, permits, licenses or similar authorizations, if any, required to be obtained or filed in connection with the operation of the business of F&P or the F&P Subsidiaries have been obtained or filed, except where the failure to obtain or file the same would not have, either individually or in the aggregate, a material adverse effect on the business, prospects, results of operations or condition (financial or otherwise) of F&P and the F&P Subsidiaries, taken as a whole.

          (m) Title to Properties.  Except as described in the SEC Filings or on
     Schedule 2.01(m) hereto, F&P or one of the F&P Subsidiaries has good and marketable title to or a valid, binding and enforceable leasehold interest in all of its respective properties and assets, whether real, personal or mixed, tangible or intangible, including those reflected on the Financial Statements (except those subsequently disposed of in the ordinary course of business), free and clear of all mortgages, liens, pledges, charges, encumbrances, title defects or third party claims of a material nature.

          (n) Material Contracts. Schedule 2.01(n) hereto lists all Material Contracts to which F&P or any of the F&P Subsidiaries is a party. For purposes of this Agreement, the term 'Material Contract' means any contract providing for (i) the sale of a system at a price in excess of $2 million (a 'System Sales Contract'), (ii) F&P or any of the F&P Subsidiaries to refrain from engaging in conduct which is competitive with the business of the other party to the contract in any way which is also material to F&P and the F&P Subsidiaries taken as a whole, (iii) the license to or from any third party of any intellectual property rights that are material to the operation of the business of F&P and the F&P Subsidiaries (other than software licenses made in the ordinary course of the systems business, which may not be material to the operation of such business), (iv) any original equipment manufacture or private label manufacture agreement, (v) the repayment of money borrowed from a third party, excluding working capital lines of credit of foreign F&P Subsidiaries of not more than $1,000,000 each, (vi) the sale by F&P of goods and services pursuant to any individual contract which F&P reasonably expects will account for at least five percent of its consolidated gross revenues during 1994, (vii) the purchase by F&P of goods and services pursuant to any individual contract which F&P reasonably expects will account for at least five percent of its consolidated payments to suppliers during 1994, and (viii) the indemnification of former or current directors and officers of F&P or the F&P Subsidiaries. F&P has provided or made available to Buyer an accurate and complete copy of each Material Contract except as noted on Schedule 2.01(n) hereto and those Material Contracts which have heretofore been filed as exhibits to the SEC Filings. Except for the agreement with Fuji listed on Schedule 2.01(n) hereto, neither F&P nor any of the F&P Subsidiaries is a party to any binding agreement with Fuji or any of its affiliates. F&P and the F&P Subsidiaries have no joint venture contracts. Each System Sales Contract is on terms which F&P believes are commercially prudent taken as a whole and was contracted in all material respects in accordance with F&P's internal contracting and bidding procedures and with F&P's anticipation of obtaining its normal profit margins. F&P has no knowledge of any material problem or claim with respect to any System Sales Contract.

          (o) Taxes. Except as disclosed on Schedule 2.01(o) hereto, F&P and the F&P Subsidiaries have duly and timely filed all material income tax returns, reports and statements required by law to have been filed by them (such material income tax returns, reports and statements, collectively, 'Tax Returns'), and have duly and timely paid, deposited or made proper provision on their financial statements for all amounts shown thereon as due and owing. All Tax Returns (including those which have been supplied to Buyer) are accurate and complete in all material respects. Schedule 2.01(o) hereto describes, in each case as of the date of this Agreement, all audits and examinations underway, or to the knowledge of the senior executive officers of F&P threatened, by any tax authority with respect to any of the Tax Returns, with an explanation of the principal issues involved and a good faith estimate of the relevant taxpayer's exposure with respect thereto.

     SECTION 2.02. Representations and Warranties by Buyer and
Acquisition. Buyer and Acquisition each represent and warrant to F&P as follows: (a) Organization and Qualification; Etc. Each of Buyer and Acquisition is a corporation duly organized, validly existing and in good standing under the laws of its jurisdiction of incorporation and has all requisite corporate power and authority to own or lease and operate its properties and to carry on its business as it is now being conducted. Buyer owns beneficially and of record all the issued and outstanding capital stock of Acquisition.

          (b) Authority Relative to Agreements. Each of Buyer and Acquisition has all requisite corporate power and authority to enter into this Agreement and the agreements and instruments to be executed and delivered by Buyer or Acquisition in connection herewith (collectively, the 'Other Buyer Agreements') and to perform its obligations hereunder and thereunder. The execution and delivery of this Agreement and the Other Buyer Agreements by Buyer and Acquisition and the consummation by Buyer and Acquisition of the transactions contemplated hereby and thereby have been duly authorized by the Boards of Directors of Buyer and Acquisition and no other corporate proceedings on the part of Buyer or Acquisition are necessary to authorize the Merger and the other transactions contemplated hereby and thereby. This Agreement has been, and each Other Buyer Agreement will be, duly executed and delivered by Buyer or Acquisition and this Agreement constitutes, and each Other Buyer Agreement when executed and delivered will constitute, a valid and binding obligation of Buyer or Acquisition, as the case may be, enforceable against Buyer and Acquisition in accordance with its terms.

          (c) Lack of Conflicts with Other Agreements. The execution and delivery of this Agreement and the Other Buyer Agreements by Buyer and Acquisition and the consummation by Buyer and Acquisition of the transactions contemplated hereby and thereby will not (i) conflict with any provision of the charter or organizational documents of Buyer or Acquisition or (ii) result in any violation of or default or loss of a benefit under, or permit the acceleration of any obligation under, any mortgage, indenture, lease, agreement or other instrument, permit, concession, grant, franchise, license, judgment, order, decree, statute, law, ordinance, rule or regulation applicable to Buyer or Acquisition, which violation, default, loss or acceleration would have a material adverse effect on Buyer or Acquisition.

          (d) Consents. No consent, approval, order or authorization of, or registration, declaration or filing with, any Federal, state, local or foreign governmental or regulatory authority is required to be made or obtained by Buyer or Acquisition in connection with the execution and delivery of this Agreement or any Other Buyer Agreement by Buyer or Acquisition or the consummation by Buyer or Acquisition of the transactions contemplated hereby and thereby, except for (i) the filing of a premerger notification and the expiration or early termination of the waiting period required by the HSR Act, (ii) the filing of a notification with the German Federal Cartel Office and (iii) the filing of Articles of Merger with the Secretary of the Commonwealth of Pennsylvania.

          (e) Proxy Statement and Other Information. None of the information relating to Buyer or Acquisition which is supplied by Buyer for inclusion in the Proxy Statement (as such information is amended or supplemented) will, at the time the Proxy Statement is mailed or at the time of the meeting of shareholders to which the Proxy Statement relates, contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representation or warranty is otherwise made by Buyer or Acquisition with respect to the Proxy Statement.

          (f) Brokers. Except for Merrill Lynch & Co., no broker, finder or investment banker is entitled to any brokerage, finder's or other fee or commission in connection with the Merger based upon arrangements made by or on behalf of Buyer or Acquisition.

          (g) Financing. Buyer has on hand or access to, and will make available to Acquisition on or prior to the Effective Time, funds sufficient to pay the Merger Price for all issued and outstanding shares of F&P Common Stock pursuant to the Merger and to pay all other amounts owing by F&P or Acquisition in connection with the transactions contemplated by this Agreement.

                                  ARTICLE III
                      ADDITIONAL COVENANTS AND AGREEMENTS

     SECTION 3.01. Shareholder Approval.

          (a) As soon as reasonably practicable following the date of this Agreement, F&P shall take all action necessary in accordance with the Exchange Act, the laws of the Commonwealth of Pennsylvania and its Articles of Incorporation and Bylaws to call, give notice of and convene a meeting on a date proposed by F&P as to which Buyer has no reasonable objection (the 'Meeting') of its shareholders to consider and vote upon the approval and adoption of this Agreement, the Plan of Merger and the Merger and for such other purposes as may be necessary or desirable. The Board of Directors of F&P shall, subject to its fiduciary duties, recommend without qualification of any nature that F&P's shareholders vote to approve and adopt this Agreement, the Plan of Merger and the Merger and any other matters to be submitted to F&P's shareholders in connection therewith as to which Buyer has no reasonable objection. The Board of Directors of F&P shall, subject to its fiduciary duties, use its reasonable best efforts to solicit and secure from shareholders of F&P such approval and adoption, which efforts may include without limitation causing F&P to solicit shareholder proxies therefor and to advise Buyer upon its request from time to time as to the status of the shareholder vote then tabulated.

          (b) Promptly following the date of this Agreement, F&P shall prepare and file with the SEC under the Exchange Act and the rules and regulations promulgated by the SEC thereunder, a preliminary draft of the Proxy Statement. F&P, Buyer and Acquisition shall cooperate fully with each other in the preparation and filing of the Proxy Statement and any amendments and supplements thereto. The Proxy Statement shall not be filed, and no amendment or supplement thereto shall be made by F&P, without Buyer's prior approval which shall not be unreasonably delayed or withheld and no communication with the SEC shall be had, without prior consultation with Buyer and Acquisition and their counsel. F&P will use its best efforts to have any review of the Proxy Statement conducted by the SEC promptly. As soon as reasonably practicable following the date of this Agreement, F&P shall cause to be mailed a definitive Proxy Statement to its shareholders entitled to vote at the Meeting promptly following completion of any review by, or in the absence of such review, the termination of any applicable waiting period of, the SEC.

     SECTION 3.02. Conduct of F&P's Business. F&P (for purposes of the rest of this Section 3.02, references to F&P shall be deemed to refer to F&P and the F&P Subsidiaries) covenants and agrees that, from the date of this Agreement to the Effective Time, unless Buyer or Acquisition shall otherwise agree in writing or as otherwise expressly contemplated by this Agreement:

          (a) F&P shall not directly or indirectly do any of the following: (i) issue, sell, pledge, dispose of or encumber any assets of F&P other than in the ordinary course of its business consistent with past practice, (ii) amend or propose to amend its Articles of Incorporation or Bylaws, (iii) split, combine or reclassify any outstanding shares of its capital stock, or declare, set aside or pay any dividend, other than an intercompany dividend by any F&P Subsidiary payable in cash (provided such intercompany dividend has no adverse tax consequences to either the payor or recipient of any such dividend), stock, property or otherwise with respect to such shares, (iv) redeem, purchase, acquire or offer to acquire any shares of its capital stock or (v) enter into any agreement with respect to any of the matters set forth in this Section 3.02(a);

          (b) F&P shall not (i), except in connection with the exercise of any Company Stock Options or Company Warrants (each as defined in the Plan of Merger), issue, sell, pledge or dispose of, or agree to issue, sell, pledge or dispose of, any additional shares of, or securities convertible or exchangeable for, or any options, warrants or rights of any kind to acquire any shares of, its capital stock of any class or other property or assets whether pursuant to any rights agreement, stock plan or otherwise, (ii) acquire (by merger, consolidation or acquisition of stock or assets) any corporation, partnership or other business organization or division thereof, (iii) incur any indebtedness for borrowed money or issue any debt securities, except in the ordinary course of its business consistent with past practice under the credit facilities listed on Schedule 2.01(n) hereto, (iv) enter into any new Material Contract or modify any existing Material Contract in any material respect except in the ordinary course of its business consistent with past practice, (v) terminate, modify, assign, waive, release or relinquish any material contract rights or amend any material rights or claims not in the ordinary course of its business consistent with past practice or except as expressly provided herein or (vi) dissolve or otherwise alter its corporate existence;

          (c) F&P shall not grant any increase in the salary or other compensation of its employees or grant any bonus to any employee, except in the ordinary course of its business consistent with past practice. F&P shall not enter into any employment agreement or make any loan to or enter into any material transaction of any other nature with any officer or other executive employee of F&P;

          (d) F&P shall not take any action to institute any new severance or termination pay practices with respect to any directors, officers or employees of F&P or to increase the benefits payable under its severance or termination pay practices;

          (e) F&P shall not hire any new employees except for employees having an annualized salary of less than $100,000 who are terminable at will;

          (f) F&P shall not adopt or amend, in any respect, except as may be required by applicable law or regulation, any bonus, profit sharing, compensation, stock option, restricted stock, pension, retirement, deferred compensation, employment or other employee benefit plan, agreement, trust, fund, plan or arrangement for the benefit or welfare of any directors, officers or employees, except in the ordinary course of its business consistent with past practice;

          (g) F&P shall not mortgage, pledge or otherwise subject to any lien, security interest, encumbrance or charge of any nature, any of its property or assets, or become committed so to do, or permit or suffer any of such property or assets to become subject to any mortgage, pledge, lien, security interest, encumbrance or charge of any nature, other than liens of current taxes not yet due and payable, or become committed to do so;

          (h) F&P shall use its reasonable best efforts to maintain its relationships with its suppliers and customers and, if and as requested by Buyer or Acquisition, (i) F&P shall make reasonable arrangements as reasonably requested by Buyer or Acquisition for representatives of Buyer or Acquisition to meet with customers and suppliers of F&P (if Buyer shall give F&P reasonable notice of such meetings) and (ii) F&P shall schedule, and the management of F&P shall participate in, meetings of representatives of Buyer or Acquisition with employees of F&P;

          (i) F&P shall not make any new commitments for capital expenditures in excess of $100,000 individually or $500,000 in the aggregate, except for expenditures for maintenance of capital assets in the ordinary course of its business consistent with past practice;

          (j) F&P shall maintain all of the assets used or useful to the business of F&P in good repair, order and condition, maintain in full force and effect all franchises, licenses, permits, consents, approvals, rights, waivers and other authorizations, governmental or otherwise, currently in effect and maintain in full force all policies of insurance or satisfactory substitute insurance policies insuring against the risks, damages and losses covered by the insurance policies currently in force, in each case consistent with its past practice.

          (k) F&P shall not otherwise conduct its business except in the ordinary course consistent with past practice; and

          (l) F&P shall obtain agreements in form and substance reasonably satisfactory to Buyer from holders of all Company Stock Options and holders of all Company Warrants to cancel such options and warrants in accordance with section 3(d) of the Plan of Merger, and (ii) an agreement in form and substance reasonably satisfactory to Buyer from Mr. E. Joseph Hochreiter ('Hochreiter') waiving any and all rights Hochreiter has or may have, by virtue of the transactions contemplated hereby, to receive the 'severance payment' defined in section 11(b) of that certain Employment Agreement, dated October 23, 1991, by and between F&P and Hochreiter.

     SECTION 3.03. Other Agreements. Subject to the terms and conditions herein provided, each of the parties hereto agrees to use its reasonable best efforts to take, or cause to be taken, all action and to do, or cause to be done, all things necessary, proper or advisable to consummate and make effective as promptly as practicable the transactions contemplated by this Agreement, including without limitation using its reasonable best efforts to obtain all necessary waivers, consents and approvals and to effect all necessary registrations and filings, including without limitation filings required under the HSR Act, its counterpart provisions under German law, and under the Exchange Act.

     SECTION 3.04. Inquiries and Negotiations. F&P shall immediately cease and cause to be terminated any existing activities, discussions or negotiations with any parties conducted heretofore in respect of the acquisition of all or any substantial part of the business and properties of F&P, whether by sale of assets or shares of capital stock of F&P, or by merger, consolidation, recapitalization, liquidation or similar transaction including F&P (collectively, an 'Acquisition Transaction'). F&P shall not, and shall not permit its officers, employees, representatives or agents to, directly or indirectly, (a) solicit or initiate discussions or negotiations with, or provide any nonpublic information to, any person other than Buyer or its affiliates concerning an Acquisition Transaction, or (b) otherwise solicit, initiate or encourage inquiries or the submission of any proposal contemplating an Acquisition Transaction. F&P shall promptly communicate to Buyer the terms of any inquiry or proposal which it may receive in respect of an Acquisition Transaction. F&P's notification under this Section 3.04 shall include the identity of the person making such proposal or any other such information with respect thereto as Buyer may reasonably request. Nothing contained in this Agreement shall be construed to prohibit F&P from (a), if advised in writing by counsel to be required by fiduciary obligations under applicable law, providing non-public information to, and participating in negotiations with, a person who has made a bona fide offer to effect an Acquisition Transaction for an all cash purchase price in excess of the Merger Price and (b) accepting an offer for an Acquisition Transaction which the Board of Directors of F&P, on the advice in writing of its investment banker, believes is more favorable to F&P or to its shareholders than the Merger contemplated hereby.

     SECTION 3.05. Notification of Certain Matters. F&P shall give prompt notice to Buyer and Acquisition, and Buyer and Acquisition shall give prompt notice to F&P, of (i) the occurrence, or failure to occur, of any event which such party believes would likely cause any of its representations or warranties contained in this Agreement to be untrue or inaccurate in any material respect at any time from the date of this Agreement to the Effective Time and (ii) any material failure of F&P, Buyer or Acquisition, as the case may be, or any officer, director, employee or agent thereof, to comply with or satisfy any covenant, condition or agreement to be complied with or satisfied by it hereunder.

     SECTION 3.06. Access to Information.

          (a) F&P shall, shall cause its officers, directors and employees to, and shall use its reasonable best efforts to cause its representatives and agents (including without limitation its attorneys and accountants) to, afford, from the date of this Agreement to the Effective Time, the officers, employees and agents of Buyer and Acquisition complete access at all reasonable times to its officers, employees, agents, properties, books, records, work papers, and shall furnish Buyer and Acquisition all financial, operating and other data and information as Buyer or Acquisition, through its officers, employees or agents, may reasonably request.

          (b) If this Agreement is terminated, the parties hereto shall comply with the terms of the letter agreement dated October 8, 1993 between F&P and Finmeccanica S.p.A. regarding confidentiality of all proprietary information of F&P and Buyer and its affiliates, including without limitation the return of all materials provided by the other party or certification of their destruction.

     SECTION 3.07. Public Announcements. Neither F&P, Buyer nor Acquisition shall make, issue or release any oral or written public announcement or statement concerning, or acknowledgment of the existence of, or reveal the terms, conditions or status of, the transactions contemplated by this Agreement, or make any other communication to its shareholders or the investing public, directly or indirectly (including without limitation press releases and statements to securities analysts), without first making a good faith attempt to obtain the prior approval of, or concurrence in, the contents of such announcement, acknowledgment or statement by the other of them, which approval or concurrence shall not be unreasonably withheld or delayed.

     SECTION 3.08. Indemnification; Director's and Officer's Insurance. After the Effective Time, the Surviving Corporation shall indemnify and hold harmless (and shall also advance expenses as incurred to the fullest extent permitted under applicable law to) each person who is now, or has been prior to the date hereof or who becomes prior to the Effective Time, an officer or director of F&P or any of the F&P Subsidiaries (the 'Indemnified Parties') against (i) all losses, claims, damages, costs, expenses (including without limitation counsel fees and expenses), settlement payments or liabilities arising out of or in connection with any claim, demand, action, suit, proceeding or investigation based in whole or in part on, or arising in whole or in part out of, the fact that such person is or was an officer or director of F&P or any of the F&P Subsidiaries, whether or not pertaining to any matter existing or occurring at or prior to the Effective Time and whether or not asserted or claimed prior to or at or after the Effective Time ('Indemnified Liabilities') and (ii) all Indemnified Liabilities based in whole or in part on, or arising in whole or in part out of, or pertaining to this Agreement, any Other F&P Agreement or the transactions contemplated hereby or thereby, in each case to the fullest extent required or permitted under applicable law or under the Surviving Corporation's Articles of Incorporation or Bylaws (which in relevant part are and shall remain identical to F&P's Articles of Incorporation and Bylaws) or any indemnification agreements in effect on the date hereof (to the extent consistent with applicable law). Any determination required to be made with respect to whether an Indemnified Party's conduct complies with the standards set forth under applicable law or the Surviving Corporation's Articles of Incorporation or Bylaws shall be made by a person, mutually acceptable to F&P and the Indemnified Party, who shall have been a director or executive officer of a corporation whose shares of common stock were listed during at least one year of such service on the New York Stock Exchange or the American Stock Exchange or quoted on the National Association of Securities Dealers Automated Quotations System. The parties hereto intend, to the extent not prohibited by applicable law, that the indemnification provided for in this Section 3.08 shall apply without limitation to negligent acts or omissions by an Indemnified Party. The Surviving Corporation's Articles of Incorporation and Bylaws shall not be amended in a manner that adversely affects the rights of any Indemnified Party thereunder or under this Section 3.08, unless otherwise required by applicable law. To the extent available on terms satisfactory to the Surviving Corporation, the Surviving Corporation shall maintain, for not less than ten years after the Effective Time, director's and officer's liability insurance covering each indemnified person on terms not materially less favorable than the insurance maintained in effect by F&P on the date hereof in terms of coverage (including without limitation types of claims, time period of claims, exclusions and persons covered), amounts and deductibles (but in no event shall the coverage be less than that being maintained for the benefit of the officers and directors of Buyer). Buyer hereby guarantees the payment and performance of the Surviving Corporation's obligations in this Section 3.08. Each Indemnified Party is intended to be a third party beneficiary of this Section 3.08 and may specifically enforce its terms. This Section 3.08 shall not limit or otherwise adversely affect any rights any Indemnified Party may have under any agreement with F&P or under F&P's Articles of Incorporation or Bylaws.

     SECTION 3.09. Foreign Subsidiaries. Following approval of this Agreement by the shareholders of F&P and immediately prior to the Effective Time, Buyer shall have the right to cause such of its affiliates as it shall select to purchase the non-United States F&P Subsidiaries and, if Buyer so elects, F&P shall sell or otherwise cause such F&P Subsidiaries to be sold to such affiliates of Buyer on such terms and in such manner as Buyer shall select provided that (a) such purchase and sale transactions do not have an adverse effect on F&P, and (b) no such transaction will be deemed to constitute a breach of any representation, warranty, or covenant of F&P herein contained.

     SECTION 3.10. Buyer Loan to F&P.

          (a) Not later than April 20, 1994, Buyer will loan to F&P the sum of $5.3 million, said loan to be made on the terms of this Section 3.10. F&P will use the loan solely to pay the amount payable by F&P under Section
     5.05 of the Merger Agreement with Moorco International Inc. ('Moorco') and said amount will be paid by F&P to Moorco immediately on receipt of this loan from Buyer.

          (b) F&P's obligations to repay the loan will be evidenced by a promissory note ('Note') in form and substance reasonably satisfactory to Buyer and F&P. The Note will be delivered against receipt of the loan and will be payable on the Due Date (as herein defined). Interest will accrue on the Note from the date of the loan until the Note is paid in full at the annual rate of 9 1/2 percent. At Buyer's election, F&P's obligations to pay the Note will be secured by a perfected security interest in all of F&P's U.S. assets, said interest to be granted pursuant to one or more security agreements prepared by and in form and substance reasonably satisfactory to Buyer and to be executed by F&P and delivered to Buyer on the date of the loan. Buyer acknowledges that both the Note and the security interests to be granted in it will, in all respects, be subordinated to the right of all other secured lenders to F&P. Prior to Buyer making the loan, F&P will obtain the consent of Bank of America Business Credit and any other parties whose consent is required for the transactions contemplated by this Section 3.10.

          (c) If this Agreement is terminated by F&P or Buyer pursuant to Sections 5.01, 5.02, 5.03 or 5.04, then the Due Date will be ten business days after the date of such termination, provided if this Agreement is terminated as a result of conditions or circumstances beyond F&P's control or pursuant to Section 5.03(a) hereof, then the Note will be due and payable in three annual equal installments on April 13, 1995, 1996 and 1997 and accrued interest will be payable with each annual installment, and provided further that for purposes of the foregoing the condition set forth in Section 4.01(a) hereof shall be deemed to be within F&P's control and as a result termination of this Agreement because of the failure of this condition to be satisfied will not extend the Due Date beyond ten business days after termination. If this Agreement is not terminated, then the Due Date will be such date after the Effective Time as Buyer may select.

                                   ARTICLE IV
                            CONDITIONS TO THE MERGER

     SECTION 4.01. Conditions to the Merger Relating to Buyer and
Acquisition. The obligation of Buyer and Acquisition to effect the Merger is subject to the satisfaction prior to the Effective Time of the following conditions:

          (a) Shareholder Approval and Dissenters Rights. This Agreement, the Plan of Merger and the Merger shall have been approved and adopted by the requisite vote of the holders of the outstanding F&P Common Stock in accordance with the BCL and F&P's Articles of Incorporation and Bylaws. The aggregate number of Dissenting Shares (as defined in the Plan of Merger) shall not exceed 10% of the outstanding shares of F&P Common Stock.

          (b) No Injunction. No order, decree, ruling or other action of a court or governmental agency of competent jurisdiction, restraining, enjoining or otherwise prohibiting the Merger, shall be in effect.

          (c) HSR Act. The waiting periods under the HSR Act and its counterpart provisions under German law shall have terminated or early termination thereof shall have been granted, or all approvals required in connection therewith, if any, shall have been obtained.

          (d) Truth of Representations and Warranties and Absence of Material Adverse Change. The representations and warranties of F&P herein shall be true in all material respects at and as of the Closing Date (except to the extent that such representation and warranty speaks as of another date) and no material adverse change shall have occurred to the business, financial condition, property or prospects of F&P taken as a whole since the date of the Financial Statements provided that the matters identified on Schedule 4.01(d) hereto shall not be included in any determination of a material adverse change.

          (e) In a manner reasonably satisfactory to the parties:

             (1) Jay H. Tolson and E. Joseph Hochreiter ('Tolson and Hochreiter') will expressly indemnify F&P, Buyer and Acquisition from any and all liability arising out of and/or related to the issuance of the common stock purchase warrants, which indemnity will be secured by the deposit of $10,000,000 received by them in the Merger into an interest bearing escrow account at Mellon Bank, N.A. to be invested in U.S. Treasury obligations having maturities of not more than 5 years;

             (2) Tolson and Hochreiter expressly shall waive any indemnities running to them from F&P, by contract (including without limitation
        Section 3.08 hereof), charter, by-law or otherwise for any liability arising out of or connected with the issuance of the warrants;

             (3) Buyer shall agree that F&P shall pay the reasonable defense costs and expenditures incurred in connection with the defense of any claim or action relating to said warrants up to the $500,000 self-insured retention under F&P's present directors and officers' liability insurance policy and will work with Tolson and Hochreiter on a best efforts basis to secure coverage for any additional expenditures from the directors and officers' insurance carrier.

          (f) Foreign Subsidiaries. F&P shall have complied in all material respects with its covenants in Section 3.09 hereof.

     SECTION 4.02. Conditions to the Merger Relating to F&P. The obligation of F&P to effect the Merger is subject to the satisfaction prior to the Effective Time of the following conditions:

          (a) Shareholder Approval. This Agreement, the Plan of Merger and the Merger shall have been approved and adopted by the requisite vote of the holders of the outstanding F&P Common Stock in accordance with the BCL and F&P's Articles of Incorporation and Bylaws.

          (b) No Injunction. No order, decree, ruling or other action of a court of competent jurisdiction, restraining, enjoining or otherwise prohibiting the Merger, shall be in effect.

          (c) HSR Act. The waiting period under the HSR Act and its counterpart provisions under German law shall have terminated or early termination thereof shall have been granted, or all approvals required in connection therewith, if any, shall have been obtained.

                                   ARTICLE V
                          TERMINATION AND ABANDONMENT

     SECTION 5.01. Termination by Mutual Consent. This Agreement may be terminated and the Merger may be abandoned at any time prior to the Effective Time, before or after the approval by holders of shares of Company Capital Stock, by the mutual consent of the F&P, Buyer and Acquisition, by action of their respective Boards of Directors.

     SECTION 5.02. Termination by F&P, Buyer or Acquisition. This Agreement may be terminated and the Merger may be abandoned by action of either the Board of Directors of the F&P or the Boards of Directors of Buyer and Acquisition if (a) the Merger shall not have been consummated on or before six months after the date hereof, or such later date as may be mutually agreed to by the parties hereto (but only if the party seeking to terminate this Agreement is not otherwise in breach in any material respect of any of its obligations hereunder) or (b) any court or governmental agency of competent jurisdiction shall have issued an order, decree or ruling or taken any other action restraining, enjoining or otherwise prohibiting the Merger and such order, decree, ruling, or other action shall have become final and nonappealable.

     SECTION 5.03. Termination by F&P. This Agreement may be terminated and the Merger may be abandoned by action of the Board of Directors of F&P if (a) Buyer or Acquisition shall have failed to comply in any material respect with any of the covenants or agreements contained in this Agreement to be complied with or performed by it at or prior to the Effective Time and such failure has not been cured within 30 days after receipt of notice thereof, or (b) the Board of Directors of F&P shall have withdrawn or modified in a manner adverse to Buyer or Acquisition its approval or recommendation of the Merger in order to approve an Acquisition Transaction with any third party.

     SECTION 5.04. Termination by Buyer and Acquisition. This Agreement may be terminated and the Merger may be abandoned by action of the Boards of Directors of Buyer and Acquisition if (a) F&P shall have failed to comply in any material respect with any of the covenants or agreements contained in this Agreement to be complied with or performed by it at or prior to the Effective Time and such failure has not been cured within 30 days after receipt of notice thereof, (b) any condition to the Merger as set out in Section 4.01 has not been satisfied for any reason or (c) the Board of Directors of F&P shall not recommend to its shareholders the approval of this Agreement, or shall withdraw or modify in a manner adverse to Buyer or Acquisition its approval or recommendation of the Merger, or shall take any other action to facilitate an Acquisition Transaction with any third party.

     SECTION 5.05. Effect of Termination. Except as provided in Section 3.06(b) hereof with respect to information obtained in connection with the transactions contemplated hereby, in the event of the termination of this Agreement and the abandonment of the Merger, this Agreement shall thereafter become void and have no effect, and except as provided in Section 3.10 hereof no party thereto shall have any liability to any other party hereto or its shareholders or directors or officers in respect thereof, and each party shall be responsible for its own expenses, except that nothing herein shall relieve any party from liability for any willful breach thereof. Notwithstanding the foregoing, in the event that F&P terminates this Agreement pursuant to clause (b) in Section 5.03 hereof, or Buyer and Acquisition terminate this Agreement pursuant to clause (c) of Section
5.04 hereof, then F&P shall, within ten business days following the termination of this Agreement, pay Buyer a termination fee payable in cash of three percent of aggregate consideration called for by the Merger which, for purposes hereof, is defined to be the aggregate Merger Price plus the indebtedness of F&P set forth in the Financial Statements. Except as provided in the immediately preceding sentence, and whether or not the Merger is consummated, all costs and expenses incurred in connection with this Agreement and the transactions contemplated hereby shall be paid by the party incurring such expenses.

     SECTION 5.06. Amendment. This Agreement may not be amended except by an instrument in writing signed on behalf of each of the parties hereto; except that after approval of the Merger by the shareholders of F&P, no amendment may be made which decreases the amount of cash to which the shareholders of F&P are entitled pursuant to this Agreement or otherwise materially adversely affects the shareholders of F&P without the further approval of a majority of the votes cast by the shareholders of F&P.

     SECTION 5.07. Waiver. Any time prior to the Effective Time, any party hereto may (a) in the case of the Buyer or Acquisition, extend the time for the performance of any of the obligations or other acts of F&P or, subject to the provisions contained in Section 5.06 hereof, waive compliance with any of the agreements of F&P or with any conditions to the respective obligations of Buyer or Acquisition, or (b) in the case of F&P, extend the time for the performance of any of the obligations or other acts of Buyer or Acquisition, or waive compliance with any conditions to its own obligations. Any agreement on the part of a party hereto to any such extension or waiver shall be valid if set forth in an instrument in writing signed on behalf of such party by a duly authorized officer.

                                   ARTICLE VI
                                 MISCELLANEOUS

     SECTION 6.01. Notices. Any notices or other communications required or permitted hereunder shall be sufficiently given if sent by facsimile transmission, registered or certified mail, postage prepaid, or Federal Express or similar overnight delivery addressed, in the case of F&P, to it at

         Fischer & Porter Company
         125 East County Line Road
         Warminster, PA 18974
         Attention: Mr. Jay H. Tolson
                      Chairman and Chief Executive Officer
         Facsimile No. 215-674-6622

         with a required copy to:
         Morgan, Lewis & Bockius
         2000 One Logan Square
         Philadelphia, PA 19103
         Attention: Timothy Maxwell, Esq.
         Facsimile No. 215-963-5299

or, in the case of Buyer and Acquisition, to them at:

         Elsag Bailey Process Automation
         29801 Euclid Avenue
         Wickliffe, Ohio 44092
         Attention: Mark V. Santo, Esquire
         Facsimile No. 216-585-7578

         with a required copy to:
         Jones, Day, Reavis & Pogue
         901 Lakeside Avenue
         Cleveland, OH 44114
         Attention: John P. Dunn, Esquire
         Facsimile No. 216-579-0212

or such other address as shall be furnished in writing by any party to the others prior to the giving of the applicable notice or communication.

     SECTION 6.02. Counterparts. This Agreement may be executed in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

     SECTION 6.03. Headings. The headings herein are for convenience of reference only, do not constitute a part of this Agreement, and shall not be deemed to limit or affect any of the provisions of this Agreement.

     SECTION 6.04. No Survival of Representations or Warranties. None of the representations or warranties included or provided for herein or in any schedule or certificate or other document delivered pursuant to this Agreement shall survive consummation of the Merger.

     SECTION 6.05. Entire Agreement. This Agreement, which includes the Exhibit and Schedules hereto, constitutes the entire agreement and supersedes all prior agreements and understandings, both written and oral, among the parties, with respect to the subject matter of this Agreement.

     SECTION 6.06. Cooperation. Subject to the terms and conditions of this Agreement, each of the parties hereto shall use its reasonable best efforts to take, or cause to be taken, such action, to execute and deliver, or cause to be executed and delivered, such governmental notifications and additional documents and instruments and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable law to consummate and make effective the transactions contemplated by this Agreement.

     SECTION 6.07. No Rights; Etc. Nothing in this Agreement express or implied is intended to confer upon any other person, other than the Indemnified Parties, any rights or remedies under or by reason of this Agreement.

     SECTION 6.08. No Assignment. This Agreement shall not be assigned, by operation of law or otherwise.

     SECTION 6.09. Governing Law. This Agreement shall be governed in all respects, including without limitation validity, interpretation and effect, by the laws of the Commonwealth of Pennsylvania, applicable to contracts made and to be performed in the Commonwealth.

     SECTION 6.10. Consent to Jurisdiction; Etc. Each of the parties hereto irrevocably and unconditionally (a) agrees that any suit, action or other legal proceeding ('Suit') arising out of this Agreement may be brought and adjudicated in the United States District Court for the Eastern District of Pennsylvania, or, if such court will not accept jurisdiction, in any court of competent civil jurisdiction sitting in Montgomery County, Pennsylvania, (b) submits to the non-exclusive jurisdiction of any such court for the purposes of any such Suit and (c) waives and agrees not to assert by way of motion, as a defense or otherwise in any such Suit, any claim that it is not subject to the jurisdiction of the above courts, that such Suit is brought in an inconvenient forum or that the venue of such Suit is improper. Each of the parties hereto also irrevocably and unconditionally consents to the service of any process, pleadings, notices or other papers in a manner permitted by the notice provisions of Section 6.01 hereof.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed as of the date first above written.

                                    FISCHER & PORTER COMPANY

                                    By /s/__Jay H. Tolson_______________________
                                       As its Chairman and
                                       Chief Executive Officer

                                    ELSAG BAILEY PROCESS AUTOMATION N.V.
                                    By /s/__Vincenzo Cannatelli_________________
                                       As its Managing Director

                                    EBPA ACQUISITION, INC.
                                    By /s/__Vincenzo Cannatelli_________________
                                       As its President

                                                                       EXHIBIT A

                                 PLAN OF MERGER
                                    MERGING
                             EBPA ACQUISITION, INC.
                          (A PENNSYLVANIA CORPORATION)
                                 WITH AND INTO
                            FISCHER & PORTER COMPANY
                          (A PENNSYLVANIA CORPORATION)

                                   BACKGROUND

     FISCHER & PORTER COMPANY, a Pennsylvania corporation ('F&P'), ELSAG BAILEY PROCESS AUTOMATION N.V., a Dutch corporation ('Buyer'), and EBPA ACQUISITION, INC., a Pennsylvania corporation and an indirect wholly-owned subsidiary of Buyer ('Acquisition'), are parties to an Agreement and Plan of Reorganization, dated as of April 13, 1994 (the 'Merger Agreement'), providing for the merger (the 'Merger') of Acquisition with and into F&P upon the terms and conditions set forth in this Plan of Merger and pursuant to the Pennsylvania Business Corporation Law of 1988 (the 'BCL'). Acquisition and F&P are sometimes hereinafter together referred to as the 'Constituent Corporations'. Terms used herein that are not defined herein shall have the meaning ascribed thereto in the Merger Agreement.

                              TERMS AND CONDITIONS

     1. Merger. The Constituent Corporations shall effect the Merger upon the terms and subject to the conditions set forth in this Plan of Merger.

          (a) The Merger. At the Effective Time (as hereinafter defined), Acquisition shall be merged with and into F&P pursuant to this Plan of Merger, the separate corporate existence of Acquisition shall cease (except as it may be continued by operation of law) and F&P shall continue as the surviving corporation under the corporate name 'Fischer & Porter Company', all upon the terms and subject to the conditions provided for in this Plan of Merger and pursuant to the BCL. F&P, as it exists from and after the Effective Time, is sometimes hereinafter referred to as the 'Surviving Corporation'.

          (b) Effect of the Merger. The Merger shall have the effect provided therefor by the BCL; including, without limitation, that all the property, real, personal and mixed, and franchises of each of the Constituent Corporations, and all debts due on whatever account to either of them, including subscriptions for shares and other choses in action belonging to either of them, shall be deemed to be transferred to and vested in the Surviving Corporation without further action; and title to any real estate, or any interest therein, vested in either of the Constituent Corporations shall not revert or be in any way impaired by reason of the Merger; and the Surviving Corporation shall thenceforth be responsible for all the liabilities of each of the Constituent Corporations; but liens upon the property of Constituent Corporations shall not be impaired by the Merger and any claim existing or action or proceeding pending by or against either of the Constituent Corporations may be prosecuted to judgment as if the Merger had not taken place or the Surviving Corporation may be proceeded against or substituted in its place.

          (c) Consummation of the Merger. On the Closing Date, Articles of Merger shall be filed with the Secretary of the Commonwealth of Pennsylvania in accordance with the provisions of the BCL, and the Merger shall become effective upon such filing or at such later time on the Closing Date as may be specified in the filing with the Secretary of the Commonwealth of Pennsylvania (the 'Effective Time').

     2. Articles of Incorporation; Bylaws; Directors and Officers. The Articles of Incorporation of the Surviving Corporation from and after the Effective Time shall be the Articles of Incorporation of Acquisition until thereafter amended in accordance with the provisions therein and as provided by the BCL. The Bylaws of the Surviving Corporation from and after the Effective Time shall be the Bylaws of F&P as in effect immediately prior to the Effective Time, continuing until thereafter amended in accordance with their terms and the Articles of Incorporation of the Surviving Corporation and as provided by the BCL. The initial directors of the Surviving Corporation shall be the directors of Acquisition immediately prior to the Effective Time, in each case until their successors are elected and qualified, and the initial officers of the Surviving Corporation shall be the officers of F&P immediately prior to the Effective Time, in each case until their successors are duly elected and qualified.

     3. Conversion and Cancellation of Securities. At the Effective Time, by virtue of the Merger and without any action on the part of Acquisition, F&P or any holder of any shares of capital stock of F&P:

          (a) Conversion of Subsidiary Common Stock. Each share of Common Stock, par value $.01 per share, of Acquisition shall be converted into a share of Common Stock, par value $.01 per share, of the Surviving Corporation.

          (b) Cancellation of Treasury Stock. Each share of F&P common stock, par value $1.00 per share (the 'F&P Common Stock') that may be held in the treasury of F&P shall be canceled and retired and no capital stock of the Surviving Corporation, cash or other consideration shall be paid or delivered in exchange therefor.

          (c) Conversion of F&P Common Stock. Except for any Dissenting Shares (as hereinafter defined), each remaining outstanding share of F&P Common Stock shall be converted into the right to receive cash, without interest, in the amount of $24.25 (the 'Merger Price') per share.

          (d) Cancellation of Stock Options and Warrants. Immediately prior to the Effective Time, each option to purchase shares of F&P Common Stock (individually, a 'F&P Stock Option' and collectively, the 'F&P Stock Options') issued pursuant to F&P's Nonqualified Stock Option Plan, its Nonqualified Stock Option Plan (1991) or its 1982 Incentive Stock Option Plan (collectively, the 'F&P Stock Option Plans'), and each outstanding warrant to purchase shares of F&P Common Stock (individually, a 'F&P Warrant' and collectively, the 'F&P Warrants'), which is then outstanding, whether or not then vested or exercisable, shall become exercisable in full, shall be canceled, and the holder thereof shall be entitled to receive from F&P immediately prior to the Effective Time an amount equal to the excess, if any, of (i) the Merger Price multiplied by the number of shares of F&P Common Stock subject to the F&P Stock Option or F&P Warrant, over (ii) the exercise price of the F&P Stock Option or F&P Warrant multiplied by the number of shares of F&P Common Stock subject thereto. The funds required to make such payments shall be made available to F&P by Acquisition immediately prior to the Effective Time. Appropriate arrangements shall be made for reduction of the amount to be paid to each holder of canceled F&P Stock Options for any applicable withholding taxes or other amounts required by law to be paid or withheld, either through reducing the amount paid to, or by obtaining a cash payment from, such holder. Prior to the Effective Time, the Board of Directors of F&P shall take such action as may be required under the F&P Stock Option Plans, the governing option agreements and warrant agreements or otherwise to effectuate the foregoing.

          (e) Dissenting Shares. Notwithstanding anything herein to the contrary, shares of F&P Common Stock that are outstanding immediately prior to the Effective Time and that are held by shareholders, if any, who are entitled to assert a right to dissent from the Merger and who demand and validly perfect their rights to receive the 'fair value' of their shares with respect to the Merger under Section 1574 of the BCL (the 'Dissenting Shares') shall not be converted into or be exchangeable for the right to receive the Merger Price, but the holders of such shares of F&P Common Stock shall be entitled solely to payment of the 'fair value' of such shares in accordance with the provisions of the BCL; except that (i) if such demand to receive 'fair Value' shall be withdrawn upon the consent of the Surviving Corporation, (ii) if this Plan of Merger shall be terminated, or the Merger shall not be consummated, (iii) if no demand or petition for the determination of 'fair value' by a court shall have been made or filed within the time provided in the provisions of the BCL or
     (iv) if a court of competent jurisdiction shall determine that such holder of Dissenting Shares is not entitled to the relief provided by the provisions of the BCL, then the right of such holder of Dissenting Shares to be paid the 'fair value' of his shares of F&P Common Stock shall cease and with respect to clauses (i), (iii) and (iv) above such Dissenting Shares shall thereupon be deemed to have been converted into and to have become exchangeable for, as of the Effective Time, the right to receive the amount into which such shares would have been converted in the Merger in accordance with Section 3(c) hereof, without any interest thereon, and with respect to clause (ii) above the status of such shareholder shall be restored retroactively without prejudice to any corporate proceeding which may have been taken during the interim.

          (f) No Convertible Securities. At the Effective Time, there shall not be any securities, rights, warrants, options or other instruments originally issued by F&P which, after consummation of the Merger, would be convertible into or exercisable for securities of the Surviving Corporation.

     4. Merger Payment Procedure.

          (a) Merger Paying Agent. Acquisition and F&P agree that Chemical Bank or another bank or trust company reasonably acceptable to Acquisition and F&P shall be designated by Acquisition as the paying agent for the Merger (the 'Merger Paying Agent'). The Surviving Corporation shall deposit with the Merger Paying Agent at the Effective Time such funds as are required for the conversion of shares of F&P Common Stock pursuant to Section 3(c) hereof (the 'Payment Fund').

          (b) Payment Procedure. As soon as practicable after the Effective Time, the Surviving Corporation shall cause the Merger Paying Agent to distribute to holders of F&P Common Stock so converted, upon surrender to the Merger Paying Agent of one or more certificates for such shares of F&P Common Stock for cancellation and a properly completed letter of transmittal, a bank check for the cash being paid in respect of the aggregate number of shares of F&P Common Stock previously represented by the stock certificates surrendered. If for any reason (including without limitation losses) the Payment Fund is inadequate to pay the amounts to which the holders of shares of F&P Common Stock shall be entitled under
     Section 3(c) hereof, the Surviving Corporation shall be liable for the payment thereof. In no event shall the holder of any surrendered certificates for shares of F&P Common Stock be entitled to receive interest on any of the funds to be received in the Merger. If a check is to be sent to a person other than the person in whose name the certificates for shares of F&P Common Stock surrendered for conversion are registered, it shall be a condition of the payment that the certificate so surrendered shall be properly endorsed and the signatures thereon properly guaranteed and otherwise in proper form for transfer and that the person requesting such payment shall pay to the Merger Paying Agent any transfer or other taxes required by reason of the delivery of such check to a person other than the registered holder of the certificate surrendered, or shall establish to the satisfaction of the Merger Paying Agent that such tax has been paid or is not applicable. Notwithstanding the foregoing, neither the Merger Paying Agent nor either party to this Plan of Merger shall be liable to a holder of shares of F&P Common Stock for any amount paid to a public official pursuant to any applicable abandoned property, escheat or similar laws.

          (c) No Further Ownership Rights. The cash paid, issued and distributed upon the surrender of certificates representing shares of F&P Common Stock in accordance with the terms of this Plan of Merger shall be deemed to have been paid in full satisfaction of all rights pertaining to such shares of F&P Common Stock.

          (d) Return of Payment Funds. Any cash delivered or made available to the Merger Paying Agent pursuant to this Section 4, and not exchanged pursuant to this Section 4 for certificates representing shares of F&P Common Stock within six months after the Effective Time, shall be returned by the Merger Paying Agent to the Surviving Corporation which shall thereafter act as paying agent subject to the rights of holders of unsurrendered certificates representing shares of F&P Common Stock hereunder.

          (e) Closing of Stock Transfer Books. At the Effective Time, the stock transfer books of F&P shall be closed and no transfer of shares of F&P Common Stock shall thereafter be made.

     5. Termination. This Plan of Merger may be terminated at any time on or before the Effective Time by agreement of the Boards of Directors of the Constituent Corporations. This Plan of Merger shall be automatically terminated if F&P, Buyer or Acquisition validly terminate the Merger Agreement.

     6. Amendment. This Plan of Merger may not be amended except by an instrument in writing signed on behalf of each of the parties hereto; except that after approval of the Merger by the shareholders of F&P, no amendment may be made which decreases the amount of cash to which the shareholders of F&P are entitled pursuant to this Plan of Merger or otherwise materially adversely affects the shareholders of F&P without the further approval of a majority of the votes cast by the shareholders of F&P.

     7. Waiver.  Any time prior to the Effective Time, either party hereto may
(a) in the case of Acquisition, extend the time for the performance of any of the obligations or other acts of F&P or, subject to the provisions contained in
Section 6 hereof, waive compliance with any of the agreements of F&P or with any conditions to its own obligations or (b) in the case of F&P, extend the time for the performance of any of the obligations or other acts of Acquisition, or waive compliance with any conditions to its own obligations. Any agreement on the part of a party hereto to any such extension or waiver shall be valid if set forth in an instrument in writing signed on behalf of such party by a duly authorized officer.

     8. Further Assurances. If at any time the Surviving Corporation, or its successors or assigns, shall consider or be advised that any further assignments or assurances in law or any other acts are necessary or desirable to (a) vest, perfect or confirm, of record or otherwise, in the Surviving Corporation its rights, title or interest in, to or under any of the rights, properties or assets of the Constituent Corporations acquired or to be acquired by the Surviving Corporation as a result of, or in connection with, the Merger, or (b) otherwise carry out the purposes of this Plan of Merger, each Constituent Corporation and its proper officers and directors shall be deemed to have granted to the Surviving Corporation an irrevocable power of attorney to execute and deliver all such proper deeds, assignments and assurances in law and to do all acts necessary or proper to vest, perfect or confirm title to and possession of such rights, properties or assets in the Surviving Corporation and otherwise to carry out the purposes of this Plan; and the proper officers and directors of the Surviving Corporation are fully authorized in the name of each Constituent Corporation or otherwise to take any and all such action.

                                                                         ANNEX B

                     OPINION OF CS FIRST BOSTON CORPORATION

April 13, 1994

Board of Directors
Fischer & Porter Company
125 East County Line Road
Warminster, PA 18974

Dear Sirs:

     You have asked us to advise you with respect to the fairness to the shareholders of Fischer & Porter Company (the 'Company') from a financial point of view of the consideration to be received by such shareholders pursuant to the terms of the Agreement and Plan of Reorganization, dated as of April 13, 1994 (the 'Reorganization Agreement'), among the Company, Elsag Bailey Process Automation N.V. (the 'Acquiror'), and EBPA Acquisition, Inc. ('the Sub'). The Reorganization Agreement provides for the merger of the Company with the Sub pursuant to which the Company will become a wholly owned subsidiary of the Acquiror and each outstanding share of the Company's Common Stock, par value $1.00 per share, will be converted into the right to receive $24.25 in cash (the 'Transaction').

     In arriving at our opinion, we have reviewed the Reorganization Agreement and certain publicly-available business and financial information relating to the Company. We have also reviewed certain other information, including financial forecasts, provided to us by the Company, and have met with the management of the Company to discuss the business and prospects of the Company.

     We have also considered certain financial and stock market data of the Company and we have compared that data with similar data for other publicly-held companies in businesses similar to those of the Company and we have considered the financial terms of certain other business combinations which have recently been effected. We also considered such other information, financial studies, analyses and investigations and financial, economic and market criteria which we deemed relevant.

     In connection with our review, we have not independently verified any of the foregoing information and have relied on its being complete and accurate in all material respects. With respect to the financial forecasts, we have assumed that they have been reasonably prepared on bases reflecting the best currently available estimates and judgments of the management of the Company as to the future financial performance of the Company. In addition, we have not made an independent evaluation or appraisal of the assets of the Company, nor have we been furnished with any such appraisals.

     We have acted as financial advisor to the Board of Directors in connection with the Transaction and will receive a fee for our services which is primarily contingent on the closing of the Transaction.

     In the ordinary course of our business, we may actively trade the debt and equity securities of the Company for our own account and for the accounts of customers and, accordingly, may at any time hold a long or short position in such securities.

     It is understood that this letter is for the information of the Board of Directors only and may be published in its entirety in the proxy statement to be distributed to shareholders of the Company in connection with the Transaction so long as we give our prior written consent to any summary of, excerpt from or reference to such opinion. This letter is not to be quoted or referred to, in whole or in part, in any registration statement, prospectus or in any other document used in connection with the offering or sale of securities, nor shall this letter be used for any other purposes without CS First Boston's prior written consent.

     Based upon and subject to the foregoing, it is our opinion that, as of the date hereof, the consideration to be received by the shareholders of the Company pursuant to the Transaction is fair to such shareholders from a financial point of view.

                                          Very truly yours,

                                          CS FIRST BOSTON CORPORATION

                                          By: /s/__J. CRAIG OXMAN_______________
                                              J. Craig Oxman
                                              Managing Director

                                                                         ANNEX C

          SUBCHAPTER 15D OF THE PENNSYLVANIA BUSINESS CORPORATION LAW

                               DISSENTERS RIGHTS

Section

1571.  Application and effect of subchapter.
1572.  Definitions.
1573.  Record and beneficial holders and owners.
1574.  Notice of intention to dissent.
1575.  Notice to demand payment.
1576.  Failure to comply with notice to demand payment, etc.
1577.  Release of restrictions or payment for shares.
1578.  Estimate by dissenter of fair value of shares.
1579.  Valuation proceedings generally.
1580.  Costs and expenses of valuation proceedings.

SECTION 1571. APPLICATION AND EFFECT OF SUBCHAPTER.

     (a) General rule. -- Except as otherwise provided in subsection (b), any shareholder of a business corporation shall have the right to dissent from, and to obtain payment of the fair value of his shares in the event of, any corporate action, or to otherwise obtain fair value for his shares, where this part expressly provides that a shareholder shall have the rights and remedies provided in this subchapter. See:

          Section 1906(c) (relating to dissenters rights upon special treatment).

          Section 1930 (relating to dissenters rights).

          Section 1931(d) (relating to dissenters rights in share exchanges).

          Section 1932(c) (relating to dissenters rights in asset transfers).

          Section 1952(d) (relating to dissenters rights in division).

          Section 1962(c) (relating to dissenters rights in conversion).

          Section 2104(b) (relating to procedure).

          Section 2324 (relating to corporation option where a restriction on transfer of a security is held invalid).

          Section 2325(b) (relating to minimum vote requirement).

          Section 2704(c) (relating to dissenters rights upon election).

          Section 2705(d) (relating to dissenters rights upon renewal of election).

          Section 2907(a) (relating to proceedings to terminate breach of qualifying conditions).

          Section 7104(b)(3) (relating to procedure).

     (b) Exceptions. --

          (1) Except as otherwise provided in paragraph (2), the holders of the shares of any class or series of shares that, at the record date fixed to determine the shareholders entitled to notice of and to vote at the meeting at which a plan specified in any of section 1930, 1931(d), 1932(c) or 1952(d) is to be voted on, are either:

             (i) listed on a national securities exchange; or

             (ii) held of record by more than 2,000 shareholders;

          shall not have the right to obtain payment of the fair value of any such shares under this subchapter.

          (2) Paragraph (1) shall not apply to and dissenters rights shall be available without regard to the exception provided in that paragraph in the case of:

             (i) Shares converted by a plan if the shares are not converted solely into shares of the acquiring, surviving, new or other corporation or solely into such shares and money in lieu of fractional shares.

             (ii) Shares of any preferred or special class unless the articles, the plan or the terms of the transaction entitle all shareholders of the class to vote thereon and require for the adoption of the plan or the effectuation of the transaction the affirmative vote of a majority of the votes cast by all shareholders of the class.

             (iii) Shares entitled to dissenters rights under section 1906(c) (relating to dissenters rights upon special treatment).

          (3) The shareholders of a corporation that acquires by purchase, lease, exchange or other disposition all or substantially all of the shares, property or assets of another corporation by the issuance of shares, obligations or otherwise, with or without assuming the liabilities of the other corporation and with or without the intervention of another corporation or other person, shall not be entitled to the rights and remedies of dissenting shareholders provided in this subchapter regardless of the fact, if it be the case, that the acquisition was accomplished by the issuance of voting shares of the corporation to be outstanding immediately after the acquisition sufficient to elect a majority or more of the directors of the corporation.

     (c) Grant of optional dissenters rights. -- The bylaws or a resolution of the board of directors may direct that all or a part of the shareholders shall have dissenters rights in connection with any corporate action or other transaction that would otherwise not entitle such shareholders to dissenters rights.

     (d) Notice of dissenters rights. -- Unless otherwise provided by statute, if a proposed corporate action that would give rise to dissenters rights under this subpart is submitted to a vote at a meeting of shareholders, there shall be included in or enclosed with the notice of meeting:

          (1) a statement of the proposed action and a statement that the shareholders have a right to dissent and obtain payment of the fair value of their shares by complying with the terms of this subchapter; and

          (2) a copy of this subchapter.

     (e) Other statutes. -- The procedures of this subchapter shall also be applicable to any transaction described in any statute other than this part that makes reference to this subchapter for the purpose of granting dissenters rights.

     (f) Certain provisions of articles ineffective. -- This subchapter may not be relaxed by any provision of the articles.

     (g) Cross references. -- See sections 1105 (relating to restriction on equitable relief), 1904 (relating to de facto transaction doctrine abolished) and 2512 (relating to dissenters rights procedure).

SECTION 1572. DEFINITIONS.

     The following words and phrases when used in this subchapter shall have the meanings given to them in this section unless the context clearly indicates otherwise:

          'Corporation.' The issuer of the shares held or owned by the dissenter before the corporate action or the successor by merger, consolidation, division, conversion or otherwise of that issuer. A plan of division may designate which of the resulting corporations is the successor corporation for the purposes of this subchapter. The successor corporation in a division shall have sole responsibility for payments to dissenters and other liabilities under this subchapter except as otherwise provided in the plan of division.

          'Dissenter.' A shareholder or beneficial owner who is entitled to and does assert dissenters rights under this subchapter and who has performed every act required up to the time involved for the assertion of those rights.

          'Fair value.' The fair value of shares immediately before the effectuation of the corporate action to which the dissenter objects, taking into account all relevant factors, but excluding any appreciation or depreciation in anticipation of the corporate action.

          'Interest.' Interest from the effective date of the corporate action until the date of payment at such rate as is fair and equitable under all of the circumstances, taking into account all relevant factors including the average rate currently paid by the corporation on its principal bank loans.

SECTION 1573. RECORD AND BENEFICIAL HOLDERS AND OWNERS.

     (a) Record holders of shares. -- A record holder of shares of a business corporation may assert dissenters rights as to fewer than all of the shares registered in his name only if he dissents with respect to all the shares beneficially owned by any one person and discloses the name and address of the person or persons on whose behalf he dissents. In that event, his rights shall be determined as if the shares as to which he has dissented and his other shares were registered in the names of different shareholders.

     (b) Beneficial owners of shares. -- A beneficial owner of shares of a business corporation who is not the record holder may assert dissenters rights with respect to shares held on his behalf and shall be treated as a dissenting shareholder under the terms of this subchapter if he submits to the corporation not later than the time of the assertion of dissenters rights a written consent of the record holder. A beneficial owner may not dissent with respect to some but less than all shares of the same class or series owned by the owner, whether or not the shares so owned by him are registered in his name.

SECTION 1574. NOTICE OF INTENTION TO DISSENT.

     If the proposed corporate action is submitted to a vote at a meeting of shareholders of a business corporation, any person who wishes to dissent and obtain payment of the fair value of his shares must file with the corporation, prior to the vote, a written notice of intention to demand that he be paid the fair value for his shares if the proposed action is effectuated, must effect no change in the beneficial ownership of his shares from the date of such filing continuously through the effective date of the proposed action and must refrain from voting his shares in approval of such action. A dissenter who fails in any respect shall not acquire any right to payment of the fair value of his shares under this subchapter. Neither a proxy nor a vote against the proposed corporate action shall constitute the written notice required by this section.

SECTION 1575. NOTICE TO DEMAND PAYMENT.

     (a) General rule. -- If the proposed corporate action is approved by the required vote at a meeting of shareholders of a business corporation, the corporation shall mail a further notice to all dissenters who gave due notice of intention to demand payment of the fair value of their shares and who refrained from voting in favor of the proposed action. If the proposed corporate action is to be taken without a vote of shareholders, the corporation shall send to all shareholders who are entitled to dissent and demand payment of the fair value of their shares a notice of the adoption of the plan or other corporate action. In either case, the notice shall:

          (1) State where and when a demand for payment must be sent and certificates for certificated shares must be deposited in order to obtain payment.

          (2) Inform holders of uncertificated shares to what extent transfer of shares will be restricted from the time that demand for payment is received.

          (3) Supply a form for demanding payment that includes a request for certification of the date on which the shareholder, or the person on whose behalf the shareholder dissents, acquired beneficial ownership of the shares.

          (4) Be accompanied by a copy of this subchapter.

     (b) Time for receipt of demand for payment. -- The time set for receipt of the demand and deposit of certificated shares shall be not less than 30 days from the mailing of the notice.

SECTION 1576. FAILURE TO COMPLY WITH NOTICE TO DEMAND PAYMENT, ETC.

     (a) Effect of failure of shareholder to act. -- A shareholder who fails to timely demand payment, or fails (in the case of certificated shares) to timely deposit certificates, as required by a notice pursuant to section 1575 (relating to notice to demand payment) shall not have any right under this subchapter to receive payment of the fair value of his shares.

     (b) Restriction on uncertificated shares. -- If the shares are not represented by certificates, the business corporation may restrict their transfer from the time of receipt of demand for payment until effectuation of the proposed corporate action or the release of restrictions under the terms of section 1577(a) (relating to failure to effectuate corporate action).

     (c) Rights retained by shareholder. -- The dissenter shall retain all other rights of a shareholder until those rights are modified by effectuation of the proposed corporate action.

SECTION 1577. RELEASE OF RESTRICTIONS OR PAYMENT FOR SHARES.

     (a) Failure to effectuate corporate action. -- Within 60 days after the date set for demanding payment and depositing certificates, if the business corporation has not effectuated the proposed corporate action, it shall return any certificates that have been deposited and release uncertificated shares from any transfer restrictions imposed by reason of the demand for payment.

     (b) Renewal of notice to demand payment. -- When uncertificated shares have been released from transfer restrictions and deposited certificates have been returned, the corporation may at any later time send a new notice conforming to the requirements of section 1575 (relating to notice to demand payment), with like effect.

     (c) Payment of fair value of shares. -- Promptly after effectuation of the proposed corporate action, or upon timely receipt of demand for payment if the corporate action has already been effectuated, the corporation shall either remit to dissenters who have made demand and (if their shares are certificated) have deposited their certificates the amount that the corporation estimates to be the fair value of the shares, or give written notice that no remittance under this section will be made. The remittance or notice shall be accompanied by:

          (1) The closing balance sheet and statement of income of the issuer of the shares held or owned by the dissenter for a fiscal year ending not more than 16 months before the date of remittance or notice together with the latest available interim financial statements.

          (2) A statement of the corporation's estimate of the fair value of the shares.

          (3) A notice of the right of the dissenter to demand payment or supplemental payment, as the case may be, accompanied by a copy of this subchapter.

     (d) Failure to make payment. -- If the corporation does not remit the amount of its estimate of the fair value of the shares as provided by subsection
(c), it shall return any certificates that have been deposited and release uncertificated shares from any transfer restrictions imposed by reason of the demand for payment. The corporation may make a notation on any such certificate or on the records of the corporation relating to any such uncertificated shares that such demand has been made. If shares with respect to which notation has been so made shall be transferred, each new certificate issued therefor or the records relating to any transferred uncertificated shares shall bear a similar notation, together with the name of the original dissenting holder or owner of such shares. A transferee of such shares shall not acquire by such transfer any rights in the corporation other than those that the original dissenter had after making demand for payment of their fair value.

SECTION 1578. ESTIMATE BY DISSENTER OF FAIR VALUE OF SHARES.

     (a) General rule. -- If the business corporation gives notice of its estimate of the fair value of the shares, without remitting such amount, or remits payment of its estimate of the fair value of a dissenter's shares as permitted by section 1577(c) (relating to payment of fair value of shares) and the dissenter believes that the amount stated or remitted is less than the fair value of his shares, he may send to the corporation his own estimate of the fair value of the shares, which shall be deemed a demand for payment of the amount or the deficiency.

     (b) Effect of failure to file estimate. -- Where the dissenter does not file his own estimate under subsection (a) within 30 days after the mailing by the corporation of its remittance or notice, the dissenter shall be entitled to no more than the amount stated in the notice or remitted to him by the corporation.

SECTION 1579. VALUATION PROCEEDINGS GENERALLY.

     (a) General rule. -- Within 60 days after the latest of:

          (1) effectuation of the proposed corporate action;

          (2) timely receipt of any demands for payment under section 1575 (relating to notice to demand payment); or

          (3) timely receipt of any estimates pursuant to section 1578 (relating to estimate by dissenter of fair value of shares);

if any demands for payment remain unsettled, the business corporation may file in court an application for relief requesting that the fair value of the shares be determined by the court.

     (b) Mandatory joinder of dissenters. -- All dissenters, wherever residing, whose demands have not been settled shall be made parties to the proceeding as in an action against their shares. A copy of the application shall be served on each such dissenter. If a dissenter is a nonresident, the copy may be served on him in the manner provided or prescribed by or pursuant to 42 Pa.C.S. Ch. 53 (relating to bases of jurisdiction and interstate and international procedure).

     (c) Jurisdiction of the court. -- The jurisdiction of the court shall be plenary and exclusive. The court may appoint an appraiser to receive evidence and recommend a decision on the issue of fair value. The appraiser shall have such power and authority as may be specified in the order of appointment or in any amendment thereof.

     (d) Measure of recovery. -- Each dissenter who is made a party shall be entitled to recover the amount by which the fair value of his shares is found to exceed the amount, if any, previously remitted, plus interest.

     (e) Effect of corporation's failure to file application. -- If the corporation fails to file an application as provided in subsection (a), any dissenter who made a demand and who has not already settled his claim against the corporation may do so in the name of the corporation at any time within 30 days after the expiration of the 60-day period. If a dissenter does not file an application within the 30-day period, each dissenter entitled to file an application shall be paid the corporation's estimate of the fair value of the shares and no more, and may bring an action to recover any amount not previously remitted.

SECTION 1580. COSTS AND EXPENSES OF VALUATION PROCEEDINGS.

     (a) General rule. -- The costs and expenses of any proceeding under section 1579 (relating to valuation proceedings generally), including the reasonable compensation and expenses of the appraiser appointed by the court, shall be determined by the court and assessed against the business corporation except that any part of the costs and expenses may be apportioned and assessed as the court deems appropriate against all or some of the dissenters who are parties and whose action in demanding supplemental payment under section 1578 (relating to estimate by dissenter of fair value of shares) the court finds to be dilatory, obdurate, arbitrary, vexatious or in bad faith.

     (b) Assessment of counsel fees and expert fees where lack of good faith appears. -- Fees and expenses of counsel and of experts for the respective parties may be assessed as the court deems appropriate against the corporation and in favor of any or all dissenters if the corporation failed to comply substantially with the requirements of this subchapter and may be assessed against either the corporation or a dissenter, in favor of any other party, if the court finds that the party against whom the fees and expenses are assessed acted in bad faith or in a dilatory, obdurate, arbitrary or vexatious manner in respect to the rights provided by this subchapter.

     (c) Award of fees for benefits to other dissenters. -- If the court finds that the services of counsel for any dissenter were of substantial benefit to other dissenters similarly situated and should not be assessed against the corporation, it may award to those counsel reasonable fees to be paid out of the amounts awarded to the dissenters who were benefitted.

                                                                         ANNEX D

                                                              September 30, 1993

Special Committee of the Board of Directors
Fischer & Porter Company
125 E. County Line Road
Warminster, PA 18974-4995

     Attn: Robert G. Williams, Chairman

Dear Sirs & Madam:

     We understand that Fischer & Porter Company (F&P) intends to effect a transaction (the 'Transaction') in which (a) all of its Class B Capital Stock ('Class B') would be converted into Common Stock and (b) holders of Class B would receive two warrants (the 'Warrants') for each share of Class B. Each Warrant would entitle the holder to purchase one share of Common Stock at $8.625 per share (subject to customary anti-dilution provisions) and would expire in 18 months (subject to extension under certain conditions). You have provided us with the Conversion Agreement and the Warrant Agreement in substantially final form (the 'Agreements'), which set forth the terms of the Transaction, including certain restrictions with respect to the sale of the Warrants and the shares issuable upon exercise thereof, and on the voting rights of such share.

     You have asked for our opinions as to the fairness of the Transaction, from a financial point of view, to the public shareholders of F&P.

     In arriving at our opinion, we have:

          (1) reviewed the Agreements;

          (2) reviewed the Annual Report to Shareholders and Annual Report on Form 10-K of F&P for the year ended December 31, 1992, its Quarterly Reports on Form 10-Q for the periods ended March 31 and June 30, 1993, and its proxy statement dated April 5, 1993;

          (3) reviewed the historical stock prices and trading volume of the Common Shares from 1991 to date;

          (4) considered the market valuation of warrants;

          (5) considered the dilutive effect of the Warrants under various hypothesis;

          (6) reviewed certain other transactions with respect to high vote shares; and

          (7) conducted such other studies, analyses, inquiries and investigations as we deemed appropriate.

     In the course of our review, we have relied upon and assumed, without independent investigation, the accuracy and completeness of information reviewed by us. We have not performed or obtained any appraisals of the assets of F&P, nor have we performed any analysis or valuation of the stock of F&P or of F&P as a whole.

     Based on and subject to the foregoing, it is our opinion that the Transaction is fair, from a financial point of view, the public Common Shareholders of F&P.

                                          Sincerely yours,

                                          BEAR, STEARNS & CO. INC.

                                          By: /s/__G. E. MATTHEWS______________
                                              Managing Director

                                      D-1